EQUITABLE AMERICA VARIABLE ACCOUNT 70A

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America and the Contractowners of Equitable America Variable Account 70A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Equitable America Variable Account 70A indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Equitable America Variable Account 70A as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/JPMORGAN GROWTH STOCK(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
1290 VT EQUITY INCOME(1)	EQ/LARGE CAP GROWTH INDEX(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/LARGE CAP VALUE INDEX(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
1290 VT HIGH YIELD BOND(1)	EQ/LAZARD EMERGING MARKETS EQUITY(1)
1290 VT MICRO CAP(1)	EQ/LONG-TERM BOND(3)
1290 VT MODERATE GROWTH ALLOCATION(1)	EQ/LOOMIS SAYLES GROWTH(1)
1290 VT MULTI-ALTERNATIVE STRATEGIES(1)	EQ/MFS INTERNATIONAL GROWTH(1)
1290 VT NATURAL RESOURCES(1)	EQ/MFS INTERNATIONAL INTRINSIC VALUE(1)
1290 VT REAL ESTATE(1)	EQ/MFS MID CAP FOCUSED GROWTH(1)
1290 VT SMALL CAP VALUE(1)	EQ/MFS TECHNOLOGY(1)
1290 VT SMARTBETA EQUITY ESG(1)	EQ/MFS UTILITIES SERIES(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/MID CAP INDEX(1)
AB VPS DISCOVERY VALUE PORTFOLIO(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
AB VPS RELATIVE VALUE PORTFOLIO(1)	EQ/MODERATE ALLOCATION(1)
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO(1)	EQ/MODERATE GROWTH STRATEGY(1)
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND(1)	EQ/MODERATE-PLUS ALLOCATION(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND(1)	EQ/MONEY MARKET(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND(1)	EQ/PIMCO GLOBAL REAL RETURN(1)
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND(1)	EQ/PIMCO REAL RETURN(1)
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND(1)	EQ/PIMCO TOTAL RETURN ESG(1)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/PIMCO ULTRA SHORT BOND(1)
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®(1)	EQ/SMALL COMPANY INDEX(1)
BLACKROCK GLOBAL ALLOCATION V.I. FUND(1)	EQ/T. ROWE PRICE HEALTH SCIENCES(1)
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND(1)	EQ/VALUE EQUITY(1)
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO(1)	EQ/WELLINGTON ENERGY(1)
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(1)	EQUITABLE CONSERVATIVE GROWTH MF/ETF(1)
EATON VANCE VT FLOATING-RATE INCOME FUND(1)	EQUITABLE GROWTH MF/ETF(1)
EQ/500 MANAGED VOLATILITY(1)	EQUITABLE MODERATE GROWTH MF/ETF(1)
EQ/AB DYNAMIC AGGRESSIVE GROWTH(1)	FEDERATED HERMES HIGH INCOME BOND FUND II(1)
EQ/AB DYNAMIC GROWTH(1)	FEDERATED HERMES KAUFMANN FUND II(1)
EQ/AB DYNAMIC MODERATE GROWTH(1)	FIDELITY® VIP MID CAP PORTFOLIO(1)
EQ/AB SHORT DURATION GOVERNMENT BOND(1)	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO(1)
EQ/AB SMALL CAP GROWTH(1)	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO(1)
EQ/AB SUSTAINABLE U.S. THEMATIC(1)	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO(1)
EQ/AGGRESSIVE ALLOCATION(1)	FRANKLIN ALLOCATION VIP FUND(1)
EQ/AGGRESSIVE GROWTH STRATEGY(1)	FRANKLIN INCOME VIP FUND(1)

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EQ/ALL ASSET GROWTH ALLOCATION(1)	HARTFORD DISCIPLINED EQUITY HLS FUND(4)
EQ/AMERICAN CENTURY MID CAP VALUE(1)	INVESCO V.I. BALANCED-RISK ALLOCATION FUND(1)
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION(1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)
EQ/BALANCED STRATEGY(1)	INVESCO V.I. EQUITY AND INCOME FUND(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(1)	INVESCO V.I. HEALTH CARE FUND(1)
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)	INVESCO V.I. HIGH YIELD FUND(1)
EQ/COMMON STOCK INDEX(1)	INVESCO V.I. MAIN STREET MID CAP FUND(1)
EQ/CONSERVATIVE ALLOCATION(1)	INVESCO V.I. SMALL CAP EQUITY FUND(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	JANUS HENDERSON BALANCED PORTFOLIO(1)
EQ/CONSERVATIVE STRATEGY(1)	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO(1)
EQ/CORE BOND INDEX(1)	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(1)
EQ/CORE PLUS BOND(1)	MACQUARIE VIP EMERGING MARKETS SERIES(1)
EQ/EMERGING MARKETS EQUITY PLUS(1)	MACQUARIE VIP HIGH INCOME SERIES(1)
EQ/EQUITY 500 INDEX	MFS® INVESTORS TRUST SERIES
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(1)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)
EQ/FRANKLIN MODERATE ALLOCATION(1)	MFS® VALUE SERIES(1)
EQ/FRANKLIN RISING DIVIDENDS(1)	MULTIMANAGER AGGRESSIVE EQUITY(1)
EQ/GOLDMAN SACHS GROWTH ALLOCATION(1)	MULTIMANAGER TECHNOLOGY(1)
EQ/GOLDMAN SACHS MID CAP VALUE(1)	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION(1)	PIMCO EMERGING MARKETS BOND PORTFOLIO(1)
EQ/GROWTH STRATEGY(1)	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)(1)
EQ/INTERMEDIATE CORPORATE BOND(2)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	PIMCO INCOME PORTFOLIO(1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	PRINCIPAL BLUE CHIP ACCOUNT(1)
EQ/INTERNATIONAL EQUITY INDEX(1)	PRINCIPAL EQUITY INCOME ACCOUNT(1)
EQ/INVESCO COMSTOCK(1)	PROFUND VP BIOTECHNOLOGY(1)
EQ/INVESCO GLOBAL(1)	PUTNAM VT GLOBAL ASSET ALLOCATION FUND(1)
EQ/INVESCO GLOBAL REAL ASSETS(1)	PUTNAM VT RESEARCH FUND(1)
EQ/INVESCO MODERATE ALLOCATION(1)	T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)
EQ/INVESCO MODERATE GROWTH ALLOCATION(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
EQ/JANUS ENTERPRISE(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
EQ/JPMORGAN GROWTH ALLOCATION(1)

(1)   Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023

(2)   Statement of operations for the year ended December 31, 2024, and statement of changes in net assets for the year ended December 31, 2024 and the period November 13, 2023 (commencement of operations) through December 31, 2023.

(3)   Statement of operations for the year ended December 31, 2024, and statement of changes in net assets for the year ended December 31, 2024 and the period November 13, 2023 (commencement of operations) through December 31, 2023. However, there were no unit outstanding as of December 31, 2023.

(4)   Statement of operations for the year ended December 31, 2024, and statement of changes in net assets for the year ended December 31, 2024 and the period May 22, 2023 (commencement of operations) through December 31, 2023.

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Equitable America Variable Account 70A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Equitable America Variable Account 70A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating

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the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 10, 2025

We have served as the auditor of one or more of the variable investment options of Equitable America Variable Account 70A since 2021.

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EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2024

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$437,181	$2,963,123	$1,603,291	$873,164	$17,134,255	$6,648,581
Receivable for shares of the Portfolios sold	13	—	50	26	—	—
Receivable for policy-related transactions	67	6,844	4	76	14,748	30,849

Total assets	437,261	2,969,967	1,603,345	873,266	17,149,003	6,679,430

Liabilities:
Payable for shares of the Portfolios purchased	—	6,787	—	—	14,650	30,774

Total liabilities	—	6,787	—	—	14,650	30,774

Net Assets	$437,261	$2,963,180	$1,603,345	$873,266	$17,134,353	$6,648,656

Net Assets:
Accumulation unit values	$437,194	$2,963,180	$1,603,314	$873,191	$17,134,353	$6,648,650
Retained by Equitable America in Equitable America Variable Account 70A	67	—	31	75	—	6

Total Net Assets	$437,261	$2,963,180	$1,603,345	$873,266	$17,134,353	$6,648,656

Investments in shares of the Portfolios, at cost	$396,562	$3,090,511	$1,651,584	$853,981	$17,051,242	$6,741,789

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

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EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT MULTI- ALTERNATIVE STRATEGIES*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$910,338	$86,137,956	$308,705	$1,859,350	$1,251,542	$3,327,338
Receivable for shares of the Portfolios sold	30	7,894	8	48	36	—
Receivable for policy-related transactions	34	—	3	—	20	3,593

Total assets	910,402	86,145,850	308,716	1,859,398	1,251,598	3,330,931

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	3,593
Payable for policy-related transactions	—	7,766	—	48	—	—

Total liabilities	—	7,766	—	48	—	3,593

Net Assets	$910,402	$86,138,084	$308,716	$1,859,350	$1,251,598	$3,327,338

Net Assets:
Accumulation unit values	$910,381	$86,138,084	$308,716	$1,859,254	$1,251,581	$3,327,326
Retained by Equitable America in Equitable America Variable Account 70A	21	—	—	96	17	12

Total Net Assets	$910,402	$86,138,084	$308,716	$1,859,350	$1,251,598	$3,327,338

Investments in shares of the Portfolios, at cost	$850,530	$77,643,797	$302,122	$2,038,427	$1,243,931	$3,186,082

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

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EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS DISCOVERY VALUE PORTFOLIO**	AB VPS RELATIVE VALUE PORTFOLIO**	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND
Assets:
Investments in shares of the Portfolios, at fair value	$1,802,121	$1,220,533	$437,013	$1,121,955	$527,093	$20,005,143
Receivable for shares of the Portfolios sold	—	38	13	31	—	—
Receivable for policy-related transactions	4,865	—	97	2	618	112,337

Total assets	1,806,986	1,220,571	437,123	1,121,988	527,711	20,117,480

Liabilities:
Payable for shares of the Portfolios purchased	4,806	—	—	—	585	112,227
Payable for policy-related transactions	—	1	—	—	—	—

Total liabilities	4,806	1	—	—	585	112,227

Net Assets	$1,802,180	$1,220,570	$437,123	$1,121,988	$527,126	$20,005,253

Net Assets:
Accumulation unit values	$1,802,180	$1,220,570	$437,026	$1,121,988	$527,108	$20,005,253
Retained by Equitable America in Equitable America Variable Account 70A	—	—	97	—	18	—

Total Net Assets	$1,802,180	$1,220,570	$437,123	$1,121,988	$527,126	$20,005,253

Investments in shares of the Portfolios, at cost	$1,675,519	$1,099,965	$412,467	$1,108,270	$483,103	$18,875,029

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc, an affiliate of Equitable America.

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EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® GROWTH- INCOME FUND	AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®
Assets:
Investments in shares of the Portfolios, at fair value	$4,078,572	$888,182	$9,223,757	$3,060,447	$4,683,533	$2,102,936
Receivable for shares of the Portfolios sold	—	—	—	811	—	—
Receivable for policy-related transactions	3,879	600	72,338	—	44,219	60,001

Total assets	4,082,451	888,782	9,296,095	3,061,258	4,727,752	2,162,937

Liabilities:
Payable for shares of the Portfolios purchased	3,775	571	72,234	—	44,169	59,926
Payable for policy-related transactions	—	—	—	677	—	—

Total liabilities	3,775	571	72,234	677	44,169	59,926

Net Assets	$4,078,676	$888,211	$9,223,861	$3,060,581	$4,683,583	$2,103,011

Net Assets:
Accumulation unit values	$4,078,573	$888,211	$9,223,861	$3,060,534	$4,683,535	$2,103,011
Retained by Equitable America in Equitable America Variable Account 70A	103	—	—	47	48	—

Total Net Assets	$4,078,676	$888,211	$9,223,861	$3,060,581	$4,683,583	$2,103,011

Investments in shares of the Portfolios, at cost	$3,925,281	$878,216	$8,500,743	$3,105,850	$4,536,472	$2,165,107

The accompanying notes are an integral part of these financial statements.

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EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	BLACKROCK GLOBAL ALLOCATION V.I. FUND	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	EATON VANCE VT FLOATING-RATE INCOME FUND	EQ/500 MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$3,915,130	$4,778,964	$3,484,043	$914,084	$6,056,931	$3,317,011
Receivable for shares of the Portfolios sold	122	—	—	33	—	—
Receivable for policy-related transactions	1,058	64,458	63,080	—	17,591	508

Total assets	3,916,310	4,843,422	3,547,123	914,117	6,074,522	3,317,519

Liabilities:
Payable for shares of the Portfolios purchased	—	64,196	63,008	—	17,591	508
Payable for policy-related transactions	—	—	—	22	—	—

Total liabilities	—	64,196	63,008	22	17,591	508

Net Assets	$3,916,310	$4,779,226	$3,484,115	$914,095	$6,056,931	$3,317,011

Net Assets:
Accumulation unit values	$3,915,140	$4,778,999	$3,484,115	$914,095	$6,055,925	$3,317,011
Retained by Equitable America in Equitable America Variable Account 70A	1,170	227	—	—	1,006	—

Total Net Assets	$3,916,310	$4,779,226	$3,484,115	$914,095	$6,056,931	$3,317,011

Investments in shares of the Portfolios, at cost	$3,941,812	$4,188,293	$3,314,556	$842,046	$6,053,326	$3,381,002

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

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EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/AB DYNAMIC AGGRESSIVE GROWTH*	EQ/AB DYNAMIC GROWTH*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AB SUSTAINABLE U.S. THEMATIC*
Assets:
Investments in shares of the Portfolios, at fair value	$291,771,830	$165,125,650	$132,123,898	$2,186,772	$8,573,837	$690,261
Receivable for shares of the Portfolios sold	—	—	—	64	—	20
Receivable for policy-related transactions	349,250	183,696	589,716	28	20,375	5

Total assets	292,121,080	165,309,346	132,713,614	2,186,864	8,594,212	690,286

Liabilities:
Payable for shares of the Portfolios purchased	347,992	183,696	589,584	—	20,332	—

Total liabilities	347,992	183,696	589,584	—	20,332	—

Net Assets	$291,773,088	$165,125,650	$132,124,030	$2,186,864	$8,573,880	$690,286

Net Assets:
Accumulation unit values	$291,772,313	$165,125,542	$132,124,030	$2,186,836	$8,573,880	$690,281
Retained by Equitable America in Equitable America Variable Account 70A	775	108	—	28	—	5

Total Net Assets	$291,773,088	$165,125,650	$132,124,030	$2,186,864	$8,573,880	$690,286

Investments in shares of the Portfolios, at cost	$267,709,518	$151,754,389	$130,087,126	$2,196,598	$8,586,080	$662,843

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

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EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/BALANCED STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$1,179,731	$870,350,038	$1,422,258	$5,903,374	$66,800,915	$276,927,559
Receivable for shares of the Portfolios sold	—	—	45	180	—	—
Receivable for policy-related transactions	83	836,168	8	—	414,215	310,025

Total assets	1,179,814	871,186,206	1,422,311	5,903,554	67,215,130	277,237,584

Liabilities:
Payable for shares of the Portfolios purchased	7	834,988	—	—	411,566	310,025
Payable for policy-related transactions	—	—	—	89	—	—

Total liabilities	7	834,988	—	89	411,566	310,025

Net Assets	$1,179,807	$870,351,218	$1,422,311	$5,903,465	$66,803,564	$276,927,559

Net Assets:
Accumulation unit values	$1,179,780	$870,351,218	$1,422,311	$5,903,465	$66,800,952	$276,927,409
Retained by Equitable America in Equitable America Variable Account 70A	27	—	—	—	2,612	150

Total Net Assets	$1,179,807	$870,351,218	$1,422,311	$5,903,465	$66,803,564	$276,927,559

Investments in shares of the Portfolios, at cost	$1,177,640	$833,653,393	$1,355,514	$6,039,033	$62,957,276	$272,105,174

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

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EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$6,310,264	$2,385,081	$15,672,994	$2,289,695	$122,642,259	$60,196,068
Receivable for shares of the Portfolios sold	—	83	—	70	—	—
Receivable for policy-related transactions	263,062	49	32,178	6	288,780	43,886

Total assets	6,573,326	2,385,213	15,705,172	2,289,771	122,931,039	60,239,954

Liabilities:
Payable for shares of the Portfolios purchased	262,996	—	32,178	—	349,525	43,886

Total liabilities	262,996	—	32,178	—	349,525	43,886

Net Assets	$6,310,330	$2,385,213	$15,672,994	$2,289,771	$122,581,514	$60,196,068

Net Assets:
Accumulation unit values	$6,310,330	$2,385,173	$15,672,339	$2,289,771	$122,581,514	$60,189,849
Retained by Equitable America in Equitable America Variable Account 70A	—	40	655	—	—	6,219

Total Net Assets	$6,310,330	$2,385,213	$15,672,994	$2,289,771	$122,581,514	$60,196,068

Investments in shares of the Portfolios, at cost	$5,955,162	$1,895,441	$14,685,804	$2,321,602	$122,479,840	$59,396,845

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-12

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN MODERATE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$15,882,735	$4,553,843	$1,406,037	$69,235,833	$9,601,551	$77,327,335
Receivable for policy-related transactions	258,999	429	431	550,369	21,545	23,567

Total assets	16,141,734	4,554,272	1,406,468	69,786,202	9,623,096	77,350,902

Liabilities:
Payable for shares of the Portfolios purchased	258,915	379	353	550,267	21,487	23,071

Total liabilities	258,915	379	353	550,267	21,487	23,071

Net Assets	$15,882,819	$4,553,893	$1,406,115	$69,235,935	$9,601,609	$77,327,831

Net Assets:
Accumulation unit values	$15,882,749	$4,553,864	$1,406,115	$69,235,935	$9,601,609	$77,327,410
Retained by Equitable America in Equitable America Variable Account 70A	70	29	—	—	—	421

Total Net Assets	$15,882,819	$4,553,893	$1,406,115	$69,235,935	$9,601,609	$77,327,831

Investments in shares of the Portfolios, at cost	$15,990,063	$4,780,177	$1,396,063	$59,701,050	$8,756,351	$73,164,691

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-13

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/FRANKLIN RISING DIVIDENDS*	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE CORPORATE BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$11,630,115	$264,930,518	$2,930,910	$166,569,399	$445,058,318	$1,880,845
Receivable for policy-related transactions	83,224	1,718,719	3,243	940,597	180,453	126,329

Total assets	11,713,339	266,649,237	2,934,153	167,509,996	445,238,771	2,007,174

Liabilities:
Payable for shares of the Portfolios purchased	83,144	1,718,708	3,199	940,043	179,994	126,273

Total liabilities	83,144	1,718,708	3,199	940,043	179,994	126,273

Net Assets	$11,630,195	$264,930,529	$2,930,954	$166,569,953	$445,058,777	$1,880,901

Net Assets:
Accumulation unit values	$11,630,195	$264,930,529	$2,930,954	$166,569,596	$445,058,777	$1,880,901
Retained by Equitable America in Equitable America Variable Account 70A	—	—	—	357	—	—

Total Net Assets	$11,630,195	$264,930,529	$2,930,954	$166,569,953	$445,058,777	$1,880,901

Investments in shares of the Portfolios, at cost	$11,135,872	$250,650,278	$2,878,129	$156,298,728	$439,400,993	$2,001,233

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-14

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*
Assets:
Investments in shares of the Portfolios, at fair value	$4,940,029	$315,711	$8,278,265	$3,486,989	$4,370,055	$1,011,873
Receivable for shares of the Portfolios sold	—	11	—	—	144	30
Receivable for policy-related transactions	84,088	32	98,098	51,201	—	—

Total assets	5,024,117	315,754	8,376,363	3,538,190	4,370,199	1,011,903

Liabilities:
Payable for shares of the Portfolios purchased	84,072	—	98,014	51,144	—	—
Payable for policy-related transactions	—	—	—	—	53	30

Total liabilities	84,072	—	98,014	51,144	53	30

Net Assets	$4,940,045	$315,754	$8,278,349	$3,487,046	$4,370,146	$1,011,873

Net Assets:
Accumulation unit values	$4,940,045	$315,722	$8,278,349	$3,487,012	$4,370,059	$1,011,862
Retained by Equitable America in Equitable America Variable Account 70A	—	32	—	34	87	11

Total Net Assets	$4,940,045	$315,754	$8,278,349	$3,487,046	$4,370,146	$1,011,873

Investments in shares of the Portfolios, at cost	$5,004,696	$310,401	$8,277,143	$3,606,599	$3,960,146	$1,053,108

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-15

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/INVESCO MODERATE ALLOCATION*	EQ/INVESCO MODERATE GROWTH ALLOCATION*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH ALLOCATION*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*
Assets:
Investments in shares of the Portfolios, at fair value	$73,621,630	$123,896,067	$8,608,571	$288,447,763	$23,155,036	$20,917,174
Receivable for policy-related transactions	17,350	460,335	4,432	153,329	55,741	8,897

Total assets	73,638,980	124,356,402	8,613,003	288,601,092	23,210,777	20,926,071

Liabilities:
Payable for shares of the Portfolios purchased	17,275	581,830	4,343	214,490	55,685	8,831

Total liabilities	17,275	581,830	4,343	214,490	55,685	8,831

Net Assets	$73,621,705	$123,774,572	$8,608,660	$288,386,602	$23,155,092	$20,917,240

Net Assets:
Accumulation unit values	$73,621,694	$123,774,572	$8,608,632	$288,386,602	$23,155,078	$20,917,181
Retained by Equitable America in Equitable America Variable Account 70A	11	—	28	—	14	59

Total Net Assets	$73,621,705	$123,774,572	$8,608,660	$288,386,602	$23,155,092	$20,917,240

Investments in shares of the Portfolios, at cost	$69,487,996	$114,573,678	$8,540,535	$278,880,994	$20,270,458	$21,486,419

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-16

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LONG-TERM BOND*	EQ/LOOMIS SAYLES GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$23,194,817	$8,963,985	$946,697	$1,718,566	$306,055	$10,549,336
Receivable for shares of the Portfolios sold	—	—	34	53	9	—
Receivable for policy-related transactions	143,840	3,046	—	—	47	64,479

Total assets	23,338,657	8,967,031	946,731	1,718,619	306,111	10,613,815

Liabilities:
Payable for shares of the Portfolios purchased	143,781	2,962	—	—	—	64,440
Payable for policy-related transactions	—	—	34	12	—	—

Total liabilities	143,781	2,962	34	12	—	64,440

Net Assets	$23,194,876	$8,964,069	$946,697	$1,718,607	$306,111	$10,549,375

Net Assets:
Accumulation unit values	$23,194,839	$8,964,069	$946,605	$1,718,597	$306,065	$10,549,340
Retained by Equitable America in Equitable America Variable Account 70A	37	—	92	10	46	35

Total Net Assets	$23,194,876	$8,964,069	$946,697	$1,718,607	$306,111	$10,549,375

Investments in shares of the Portfolios, at cost	$20,233,336	$8,862,985	$937,258	$1,769,098	$323,625	$10,299,585

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-17

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$6,948,867	$6,530,451	$1,628,676	$22,289,340	$2,265,213	$13,110,196
Receivable for shares of the Portfolios sold	198	199	59	—	74	—
Receivable for policy-related transactions	—	—	1	5,231	—	25,917

Total assets	6,949,065	6,530,650	1,628,736	22,294,571	2,265,287	13,136,113

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	5,179	—	25,856
Payable for policy-related transactions	144	158	—	—	23	—

Total liabilities	144	158	—	5,179	23	25,856

Net Assets	$6,948,921	$6,530,492	$1,628,736	$22,289,392	$2,265,264	$13,110,257

Net Assets:
Accumulation unit values	$6,948,921	$6,530,492	$1,628,736	$22,289,344	$2,265,264	$13,110,202
Retained by Equitable America in Equitable America Variable Account 70A	—	—	—	48	—	55

Total Net Assets	$6,948,921	$6,530,492	$1,628,736	$22,289,392	$2,265,264	$13,110,257

Investments in shares of the Portfolios, at cost	$7,078,949	$6,729,093	$1,538,145	$19,731,083	$2,234,393	$12,926,095

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-18

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/PIMCO GLOBAL REAL RETURN*
Assets:
Investments in shares of the Portfolios, at fair value	$754,423	$16,786,925	$345,395,932	$8,237,103	$605,539,179	$1,432,013
Receivable for shares of the Portfolios sold	28	494	—	233	—	—
Receivable for policy-related transactions	12	—	273,684	—	64,078,319	18,630

Total assets	754,463	16,787,419	345,669,616	8,237,336	669,617,498	1,450,643

Liabilities:
Payable for shares of the Portfolios purchased	—	—	273,471	—	63,997,990	17,224
Payable for policy-related transactions	—	494	—	135	—	—

Total liabilities	—	494	273,471	135	63,997,990	17,224

Net Assets	$754,463	$16,786,925	$345,396,145	$8,237,201	$605,619,508	$1,433,419

Net Assets:
Accumulation unit values	$754,425	$16,786,805	$345,396,145	$8,237,143	$605,388,409	$1,432,061
Retained by Equitable America in Equitable America Variable Account 70A	38	120	—	58	231,099	1,358

Total Net Assets	$754,463	$16,786,925	$345,396,145	$8,237,201	$605,619,508	$1,433,419

Investments in shares of the Portfolios, at cost	$814,230	$16,743,133	$347,029,371	$8,103,028	$605,556,116	$1,458,726

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-19

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*
Assets:
Investments in shares of the Portfolios, at fair value	$1,611,413	$6,573,879	$8,038,710	$9,131,869	$7,421,530	$2,477,599
Receivable for shares of the Portfolios sold	58	—	246	—	233	—
Receivable for policy-related transactions	9	44,866	—	13,058	—	2,257

Total assets	1,611,480	6,618,745	8,038,956	9,144,927	7,421,763	2,479,856

Liabilities:
Payable for shares of the Portfolios purchased	—	44,810	—	12,969	—	2,199
Payable for policy-related transactions	—	—	188	—	150	—

Total liabilities	—	44,810	188	12,969	150	2,199

Net Assets	$1,611,480	$6,573,935	$8,038,768	$9,131,958	$7,421,613	$2,477,657

Net Assets:
Accumulation unit values	$1,611,480	$6,573,935	$8,038,768	$9,131,958	$7,421,585	$2,477,657
Retained by Equitable America in Equitable America Variable Account 70A	—	—	—	—	28	—

Total Net Assets	$1,611,480	$6,573,935	$8,038,768	$9,131,958	$7,421,613	$2,477,657

Investments in shares of the Portfolios, at cost	$1,708,485	$6,836,026	$8,149,914	$9,054,697	$7,970,100	$2,437,775

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-20

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*	EQUITABLE MODERATE GROWTH MF/ETF*	FEDERATED HERMES HIGH INCOME BOND FUND II	FEDERATED HERMES KAUFMANN FUND II
Assets:
Investments in shares of the Portfolios, at fair value	$4,622,449	$4,767,928	$4,737,615	$5,681,264	$3,295,331	$811,965
Receivable for shares of the Portfolios sold	123	—	139	—	92	23
Receivable for policy-related transactions	—	17,902	—	4,918	42	—

Total assets	4,622,572	4,785,830	4,737,754	5,686,182	3,295,465	811,988

Liabilities:
Payable for shares of the Portfolios purchased	—	17,854	—	4,829	—	—
Payable for policy-related transactions	63	—	50	—	—	23

Total liabilities	63	17,854	50	4,829	—	23

Net Assets	$4,622,509	$4,767,976	$4,737,704	$5,681,353	$3,295,465	$811,965

Net Assets:
Accumulation unit values	$4,622,478	$4,767,964	$4,737,679	$5,681,353	$3,295,465	$810,888
Retained by Equitable America in Equitable America Variable Account 70A	31	12	25	—	—	1,077

Total Net Assets	$4,622,509	$4,767,976	$4,737,704	$5,681,353	$3,295,465	$811,965

Investments in shares of the Portfolios, at cost	$4,626,509	$4,675,188	$4,170,816	$5,374,497	$3,173,763	$730,787

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-21

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND
Assets:
Investments in shares of the Portfolios, at fair value	$11,370,309	$17,282,241	$553,439	$3,977,977	$385,273	$7,896,664
Receivable for shares of the Portfolios sold	—	—	19	120	13	—
Receivable for policy-related transactions	7,719	361,454	—	—	54	57,074

Total assets	11,378,028	17,643,695	553,458	3,978,097	385,340	7,953,738

Liabilities:
Payable for shares of the Portfolios purchased	7,719	361,342	—	—	—	57,075
Payable for policy-related transactions	—	—	—	107	—	—

Total liabilities	7,719	361,342	—	107	—	57,075

Net Assets	$11,370,309	$17,282,353	$553,458	$3,977,990	$385,340	$7,896,663

Net Assets:
Accumulation unit values	$11,369,889	$17,282,353	$553,458	$3,977,990	$385,281	$7,896,539
Retained by Equitable America in Equitable America Variable Account 70A	420	—	—	—	59	124

Total Net Assets	$11,370,309	$17,282,353	$553,458	$3,977,990	$385,340	$7,896,663

Investments in shares of the Portfolios, at cost	$11,761,490	$17,197,209	$545,390	$3,769,455	$355,954	$7,821,135

The accompanying notes are an integral part of these financial statements.

FSA-22

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	HARTFORD DISCIPLINED EQUITY HLS FUND	INVESCO V.I. BALANCED-RISK ALLOCATION FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. EQUITY AND INCOME FUND	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. HIGH YIELD FUND
Assets:
Investments in shares of the Portfolios, at fair value	$855,759	$1,043,470	$1,126,513	$2,390,494	$2,047,918	$4,295,889
Receivable for shares of the Portfolios sold	31	—	40	86	—	132
Receivable for policy-related transactions	35	15,581	—	6	10,354	—

Total assets	855,825	1,059,051	1,126,553	2,390,586	2,058,272	4,296,021

Liabilities:
Payable for shares of the Portfolios purchased	—	15,489	—	—	10,355	—
Payable for policy-related transactions	—	—	1	—	—	97

Total liabilities	—	15,489	1	—	10,355	97

Net Assets	$855,825	$1,043,562	$1,126,552	$2,390,586	$2,047,917	$4,295,924

Net Assets:
Accumulation unit values	$855,772	$1,043,496	$1,126,552	$2,390,586	$2,047,907	$4,295,919
Retained by Equitable America in Equitable America Variable Account 70A	53	66	—	—	10	5

Total Net Assets	$855,825	$1,043,562	$1,126,552	$2,390,586	$2,047,917	$4,295,924

Investments in shares of the Portfolios, at cost	$730,075	$1,062,023	$1,089,136	$2,399,439	$2,073,571	$4,247,994

The accompanying notes are an integral part of these financial statements.

FSA-23

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MACQUARIE VIP EMERGING MARKETS SERIES
Assets:
Investments in shares of the Portfolios, at fair value	$668,954	$3,596,539	$24,498,931	$2,621,953	$7,887,708	$246,023
Receivable for shares of the Portfolios sold	23	110	—	—	—	7
Receivable for policy-related transactions	50	—	112,155	199,437	431,755	9

Total assets	669,027	3,596,649	24,611,086	2,821,390	8,319,463	246,039

Liabilities:
Payable for shares of the Portfolios purchased	—	—	112,108	199,370	431,705	—
Payable for policy-related transactions	—	110	—	—	—	—

Total liabilities	—	110	112,108	199,370	431,705	—

Net Assets	$669,027	$3,596,539	$24,498,978	$2,622,020	$7,887,758	$246,039

Net Assets:
Accumulation unit values	$668,975	$3,596,534	$24,498,940	$2,622,020	$7,887,758	$246,031
Retained by Equitable America in Equitable America Variable Account 70A	52	5	38	—	—	8

Total Net Assets	$669,027	$3,596,539	$24,498,978	$2,622,020	$7,887,758	$246,039

Investments in shares of the Portfolios, at cost	$605,159	$3,435,572	$22,325,903	$2,670,173	$8,064,762	$223,284

The accompanying notes are an integral part of these financial statements.

FSA-24

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	MACQUARIE VIP HIGH INCOME SERIES	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MFS® VALUE SERIES	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$2,911,811	$554,459	$1,256,382	$2,404,195	$1,722,439	$13,550,816
Receivable for shares of the Portfolios sold	—	19	45	1,906	—	—
Receivable for policy-related transactions	61,206	37	11	—	3,070	1,489

Total assets	2,973,017	554,515	1,256,438	2,406,101	1,725,509	13,552,305

Liabilities:
Payable for shares of the Portfolios purchased	61,133	—	—	—	3,070	1,488
Payable for policy-related transactions	—	—	—	1,842	—	—

Total liabilities	61,133	—	—	1,842	3,070	1,488

Net Assets	$2,911,884	$554,515	$1,256,438	$2,404,259	$1,722,439	$13,550,817

Net Assets:
Accumulation unit values	$2,911,884	$554,478	$1,256,438	$2,404,259	$1,722,298	$13,550,624
Retained by Equitable America in Equitable America Variable Account 70A	—	37	—	—	141	193

Total Net Assets	$2,911,884	$554,515	$1,256,438	$2,404,259	$1,722,439	$13,550,817

Investments in shares of the Portfolios, at cost	$2,895,909	$516,426	$1,163,346	$2,397,533	$1,599,528	$12,795,300

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-25

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	PIMCO EMERGING MARKETS BOND PORTFOLIO	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	PIMCO INCOME PORTFOLIO	PRINCIPAL BLUE CHIP ACCOUNT
Assets:
Investments in shares of the Portfolios, at fair value	$963,823	$209,588	$1,022,442	$142,862	$13,371,553	$893,952
Receivable for shares of the Portfolios sold	30	6	29	4	—	25
Receivable for policy-related transactions	16	34	18	3	354,937	—

Total assets	963,869	209,628	1,022,489	142,869	13,726,490	893,977

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	354,937	—

Total liabilities	—	—	—	—	354,937	—

Net Assets	$963,869	$209,628	$1,022,489	$142,869	$13,371,553	$893,977

Net Assets:
Accumulation unit values	$963,869	$209,628	$1,022,489	$142,869	$13,371,369	$893,977
Retained by Equitable America in Equitable America Variable Account 70A	—	—	—	—	184	—

Total Net Assets	$963,869	$209,628	$1,022,489	$142,869	$13,371,553	$893,977

Investments in shares of the Portfolios, at cost	$1,018,585	$204,269	$1,037,658	$135,535	$13,359,988	$793,970

The accompanying notes are an integral part of these financial statements.

FSA-26

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	PRINCIPAL EQUITY INCOME ACCOUNT	PROFUND VP BIOTECHNOLOGY	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT RESEARCH FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TEMPLETON DEVELOPING MARKETS VIP FUND
Assets:
Investments in shares of the Portfolios, at fair value	$329,685	$689,852	$222,324	$1,468,863	$4,405,137	$411,133
Receivable for shares of the Portfolios sold	10	25	6	41	—	15
Receivable for policy-related transactions	10	63	36	2	54,505	—

Total assets	329,705	689,940	222,366	1,468,906	4,459,642	411,148

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	54,421	—
Payable for policy-related transactions	—	—	—	—	—	1

Total liabilities	—	—	—	—	54,421	1

Net Assets	$329,705	$689,940	$222,366	$1,468,906	$4,405,221	$411,147

Net Assets:
Accumulation unit values	$329,695	$689,940	$222,330	$1,468,906	$4,405,221	$411,140
Retained by Equitable America in Equitable America Variable Account 70A	10	—	36	—	—	7

Total Net Assets	$329,705	$689,940	$222,366	$1,468,906	$4,405,221	$411,147

Investments in shares of the Portfolios, at cost	$295,467	$975,485	$176,186	$1,284,043	$4,571,013	$402,973

The accompanying notes are an integral part of these financial statements.

FSA-27

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

TEMPLETON GLOBAL BOND VIP FUND
Assets:
Investments in shares of the Portfolios, at fair value	$1,167,494
Receivable for policy-related transactions	28,105

Total assets	1,195,599

Liabilities:
Payable for shares of the Portfolios purchased	28,038

Total liabilities	28,038

Net Assets	$1,167,561

Net Assets:
Accumulation unit values	$1,167,529
Retained by Equitable America in Equitable America Variable Account 70A	32

Total Net Assets	$1,167,561

Investments in shares of the Portfolios, at cost	$1,249,255

The accompanying notes are an integral part of these financial statements.

FSA-28

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held (000’s)
1290 VT CONVERTIBLE SECURITIES	IB	45

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	351

1290 VT EQUITY INCOME	IB	333

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	70

1290 VT GAMCO SMALL COMPANY VALUE	IB	237

1290 VT HIGH YIELD BOND	IB	753

1290 VT MICRO CAP	IB	88

1290 VT MODERATE GROWTH ALLOCATION	IB	6,498

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	34

1290 VT NATURAL RESOURCES	IB	208

1290 VT REAL ESTATE	IB	222

1290 VT SMALL CAP VALUE	IB	282

1290 VT SMARTBETA EQUITY ESG	IB	97

1290 VT SOCIALLY RESPONSIBLE	IB	54

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	24

AB VPS RELATIVE VALUE PORTFOLIO	CLASS B	36

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	16

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	787

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	CLASS 4	114

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	52

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	CLASS 4	137

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	CLASS 4	314

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	179

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	232

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	304

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	214

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLASS II	55

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	38

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	703

EQ/500 MANAGED VOLATILITY	IB	109

EQ/AB DYNAMIC AGGRESSIVE GROWTH	IB	22,159

EQ/AB DYNAMIC GROWTH	IB	12,595

EQ/AB DYNAMIC MODERATE GROWTH	IB	10,467

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	223

EQ/AB SMALL CAP GROWTH	IB	574

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	61

The accompanying notes are an integral part of these financial statements.

FSA-29

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Share Class**	Portfolio Shares Held (000’s)
EQ/AGGRESSIVE ALLOCATION	IB	113

EQ/AGGRESSIVE GROWTH STRATEGY	IB	50,096

EQ/ALL ASSET GROWTH ALLOCATION	IB	76

EQ/AMERICAN CENTURY MID CAP VALUE	IB	272

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	IB	5,481

EQ/BALANCED STRATEGY	IB	17,531

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	362

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	194

EQ/COMMON STOCK INDEX	IA	142

EQ/COMMON STOCK INDEX	IB	177

EQ/CONSERVATIVE ALLOCATION	IB	281

EQ/CONSERVATIVE GROWTH STRATEGY	IB	8,929

EQ/CONSERVATIVE STRATEGY	IB	5,256

EQ/CORE BOND INDEX	IB	1,724

EQ/CORE PLUS BOND	IB	1,385

EQ/EMERGING MARKETS EQUITY PLUS	IB	157

EQ/EQUITY 500 INDEX	IA	289

EQ/EQUITY 500 INDEX	IB	530

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	161

EQ/FRANKLIN MODERATE ALLOCATION	IB	6,590

EQ/FRANKLIN RISING DIVIDENDS	IB	242

EQ/GOLDMAN SACHS GROWTH ALLOCATION	IB	21,759

EQ/GOLDMAN SACHS MID CAP VALUE	IB	135

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	IB	15,069

EQ/GROWTH STRATEGY	IB	23,041

EQ/INTERMEDIATE CORPORATE BOND	IB	191

EQ/INTERMEDIATE GOVERNMENT BOND	IB	524

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	30

EQ/INTERNATIONAL EQUITY INDEX	IA	220

EQ/INTERNATIONAL EQUITY INDEX	IB	548

EQ/INVESCO COMSTOCK	IB	168

EQ/INVESCO GLOBAL	IB	149

EQ/INVESCO GLOBAL REAL ASSETS	IB	69

EQ/INVESCO MODERATE ALLOCATION	IB	6,184

EQ/INVESCO MODERATE GROWTH ALLOCATION	IB	10,496

EQ/JANUS ENTERPRISE	IB	408

EQ/JPMORGAN GROWTH ALLOCATION	IB	24,602

EQ/JPMORGAN GROWTH STOCK	IB	324

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	1,079

The accompanying notes are an integral part of these financial statements.

FSA-30

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Share Class**	Portfolio Shares Held (000’s)
EQ/LARGE CAP GROWTH INDEX	IB	881

EQ/LARGE CAP VALUE INDEX	IB	849

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	52

EQ/LAZARD EMERGING MARKETS EQUITY	IB	89

EQ/LONG-TERM BOND	IB	47

EQ/LOOMIS SAYLES GROWTH	IB	913

EQ/MFS INTERNATIONAL GROWTH	IB	936

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	204

EQ/MFS MID CAP FOCUSED GROWTH	IB	88

EQ/MFS TECHNOLOGY	IB	571

EQ/MFS UTILITIES SERIES	IB	62

EQ/MID CAP INDEX	IB	818

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	48

EQ/MODERATE ALLOCATION	IA	132

EQ/MODERATE ALLOCATION	IB	1,275

EQ/MODERATE GROWTH STRATEGY	IB	20,904

EQ/MODERATE-PLUS ALLOCATION	IB	864

EQ/MONEY MARKET	IA	27,560

EQ/MONEY MARKET	IB	577,891

EQ/PIMCO GLOBAL REAL RETURN	IB	194

EQ/PIMCO REAL RETURN	IB	158

EQ/PIMCO TOTAL RETURN ESG	IB	719

EQ/PIMCO ULTRA SHORT BOND	IB	816

EQ/SMALL COMPANY INDEX	IB	797

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	130

EQ/VALUE EQUITY	IB	110

EQ/WELLINGTON ENERGY	IB	1,112

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	397

EQUITABLE GROWTH MF/ETF	IB	428

EQUITABLE MODERATE GROWTH MF/ETF	IB	548

FEDERATED HERMES HIGH INCOME BOND FUND II	SERVICE CLASS	584

FEDERATED HERMES KAUFMANN FUND II	SERVICE CLASS	46

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	320

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	1,635

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	CLASS I	49

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	CLASS I	293

FRANKLIN ALLOCATION VIP FUND	CLASS 2	74

FRANKLIN INCOME VIP FUND	CLASS 2	550

HARTFORD DISCIPLINED EQUITY HLS FUND	IC	38

The accompanying notes are an integral part of these financial statements.

FSA-31

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Share Class**	Portfolio Shares Held (000’s)
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	SERIES II	126

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	44

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	138

INVESCO V.I. HEALTH CARE FUND	SERIES II	83

INVESCO V.I. HIGH YIELD FUND	SERIES II	912

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	63

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	207

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	450

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	SERVICE SHARES	241

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	758

MACQUARIE VIP EMERGING MARKETS SERIES	SERVICE CLASS	11

MACQUARIE VIP HIGH INCOME SERIES	SERVICE CLASS	994

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	14

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	54

MFS® VALUE SERIES	SERVICE CLASS	114

MULTIMANAGER AGGRESSIVE EQUITY	IB	24

MULTIMANAGER TECHNOLOGY	IB	371

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	173

PIMCO EMERGING MARKETS BOND PORTFOLIO	ADVISOR CLASS	20

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	ADVISOR CLASS	111

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	ADVISOR CLASS	14

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	1,352

PRINCIPAL BLUE CHIP ACCOUNT	CLASS 3	60

PRINCIPAL EQUITY INCOME ACCOUNT	CLASS 3	11

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	17

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	CLASS IB	11

PUTNAM VT RESEARCH FUND	CLASS IB	34

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	156

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	49

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	103

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

FSA-32

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	1.00%	IB	$17.14	19
1290 VT CONVERTIBLE SECURITIES	1.25%	IB	$18.98	6

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$11.12	28
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.00%	IB	$10.25	160
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.25%	IB	$10.06	41
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.30%	IB	$ 9.97	59
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.65%	IB	$ 9.63	1

1290 VT EQUITY INCOME	1.00%	IB	$18.19	46
1290 VT EQUITY INCOME	1.25%	IB	$20.15	3
1290 VT EQUITY INCOME	1.30%	IB	$33.08	21
1290 VT EQUITY INCOME	1.65%	IB	$31.35	—

1290 VT GAMCO MERGERS & ACQUISITIONS	1.00%	IB	$13.05	48
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$13.37	1
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IB	$16.59	14
1290 VT GAMCO MERGERS & ACQUISITIONS	1.65%	IB	$15.73	—

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$24.62	10
1290 VT GAMCO SMALL COMPANY VALUE	1.00%	IB	$20.44	565
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$21.92	29
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IB	$43.94	100
1290 VT GAMCO SMALL COMPANY VALUE	1.65%	IB	$41.64	8

1290 VT HIGH YIELD BOND	1.00%	IB	$13.31	368
1290 VT HIGH YIELD BOND	1.25%	IB	$13.65	39
1290 VT HIGH YIELD BOND	1.30%	IB	$14.20	82
1290 VT HIGH YIELD BOND	1.65%	IB	$13.61	4

1290 VT MICRO CAP	1.00%	IB	$16.97	19
1290 VT MICRO CAP	1.25%	IB	$16.74	8
1290 VT MICRO CAP	1.30%	IB	$16.69	26
1290 VT MICRO CAP	1.65%	IB	$16.33	2

1290 VT MODERATE GROWTH ALLOCATION	1.30%	IB	$13.43	6,263
1290 VT MODERATE GROWTH ALLOCATION	1.65%	IB	$13.15	155

1290 VT MULTI-ALTERNATIVE STRATEGIES	0.00%	IB	$11.45	1
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.00%	IB	$10.83	25
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.25%	IB	$10.69	3

1290 VT NATURAL RESOURCES	1.00%	IB	$12.43	62
1290 VT NATURAL RESOURCES	1.25%	IB	$10.88	8
1290 VT NATURAL RESOURCES	1.30%	IB	$11.13	85
1290 VT NATURAL RESOURCES	1.65%	IB	$10.67	6

1290 VT REAL ESTATE	0.00%	IB	$13.30	6
1290 VT REAL ESTATE	1.00%	IB	$10.71	69
1290 VT REAL ESTATE	1.25%	IB	$11.84	3
1290 VT REAL ESTATE	1.30%	IB	$12.06	33

1290 VT SMALL CAP VALUE	0.00%	IB	$17.73	—
1290 VT SMALL CAP VALUE	1.00%	IB	$16.78	81
1290 VT SMALL CAP VALUE	1.25%	IB	$16.55	14
1290 VT SMALL CAP VALUE	1.30%	IB	$16.50	101
1290 VT SMALL CAP VALUE	1.65%	IB	$16.14	5

The accompanying notes are an integral part of these financial statements.

FSA-33

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT SMARTBETA EQUITY ESG	1.00%	IB	$21.33	40
1290 VT SMARTBETA EQUITY ESG	1.25%	IB	$23.53	7
1290 VT SMARTBETA EQUITY ESG	1.30%	IB	$17.68	44

1290 VT SOCIALLY RESPONSIBLE	1.00%	IB	$27.29	30
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$32.40	4
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$15.40	18
1290 VT SOCIALLY RESPONSIBLE	1.65%	IB	$15.29	—

AB VPS DISCOVERY VALUE PORTFOLIO	1.00%	CLASS B	$17.79	20
AB VPS DISCOVERY VALUE PORTFOLIO	1.25%	CLASS B	$18.05	5

AB VPS RELATIVE VALUE PORTFOLIO	0.00%	CLASS B	$24.68	—
AB VPS RELATIVE VALUE PORTFOLIO	1.00%	CLASS B	$21.74	50
AB VPS RELATIVE VALUE PORTFOLIO	1.25%	CLASS B	$22.16	1

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	1.00%	CLASS B	$20.52	23
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	1.25%	CLASS B	$21.10	2

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	0.00%	CLASS 4	$22.90	23
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.00%	CLASS 4	$18.94	881
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.25%	CLASS 4	$20.39	137

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.00%	CLASS 4	$22.14	163
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.25%	CLASS 4	$25.21	18

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.00%	CLASS 4	$14.30	25
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.25%	CLASS 4	$15.67	1
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.30%	CLASS 4	$17.67	28
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.65%	CLASS 4	$16.94	—

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	0.00%	CLASS 4	$34.88	2
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	1.00%	CLASS 4	$26.66	313
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	1.25%	CLASS 4	$31.06	26

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	1.00%	CLASS 4	$12.25	235
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	1.25%	CLASS 4	$12.31	14

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$16.21	17
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.00%	CLASS 4	$15.10	209
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.25%	CLASS 4	$14.43	12
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.30%	CLASS 4	$15.38	68
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.65%	CLASS 4	$14.75	2

The accompanying notes are an integral part of these financial statements.

FSA-34

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.30%	CLASS 4	$10.17	205
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.65%	CLASS 4	$ 9.75	1

BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.00%	CLASS III	$14.39	153
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.25%	CLASS III	$15.22	11
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.30%	CLASS III	$18.97	80
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.65%	CLASS III	$17.98	1

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.30%	CLASS III	$70.33	65
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.65%	CLASS III	$66.65	3

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	1.30%	CLASS II	$26.28	133

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1.30%	CLASS II	$16.94	54

EATON VANCE VT FLOATING-RATE INCOME FUND	0.00%	INITIAL CLASS	$14.56	1
EATON VANCE VT FLOATING-RATE INCOME FUND	1.00%	INITIAL CLASS	$12.96	193
EATON VANCE VT FLOATING-RATE INCOME FUND	1.25%	INITIAL CLASS	$12.96	242
EATON VANCE VT FLOATING-RATE INCOME FUND	1.30%	INITIAL CLASS	$12.83	32

EQ/500 MANAGED VOLATILITY	1.00%	IB	$15.32	208
EQ/500 MANAGED VOLATILITY	1.25%	IB	$15.23	9

EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.30%	IB	$13.83	20,981
EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.65%	IB	$13.49	111

EQ/AB DYNAMIC GROWTH	1.30%	IB	$14.30	11,446
EQ/AB DYNAMIC GROWTH	1.65%	IB	$13.82	108

EQ/AB DYNAMIC MODERATE GROWTH	1.00%	IB	$13.80	363
EQ/AB DYNAMIC MODERATE GROWTH	1.25%	IB	$14.73	3
EQ/AB DYNAMIC MODERATE GROWTH	1.30%	IB	$16.71	7,558
EQ/AB DYNAMIC MODERATE GROWTH	1.65%	IB	$15.90	52

EQ/AB SHORT DURATION GOVERNMENT BOND	1.00%	IB	$10.06	156
EQ/AB SHORT DURATION GOVERNMENT BOND	1.25%	IB	$9.62	64

EQ/AB SMALL CAP GROWTH	0.00%	IB	$24.38	4
EQ/AB SMALL CAP GROWTH	1.00%	IB	$19.98	238
EQ/AB SMALL CAP GROWTH	1.25%	IB	$21.71	24
EQ/AB SMALL CAP GROWTH	1.30%	IB	$45.15	70
EQ/AB SMALL CAP GROWTH	1.65%	IB	$42.78	—

EQ/AB SUSTAINABLE U.S. THEMATIC	1.00%	IB	$11.09	50
EQ/AB SUSTAINABLE U.S. THEMATIC	1.25%	IB	$11.01	9
EQ/AB SUSTAINABLE U.S. THEMATIC	1.30%	IB	$13.54	2

EQ/AGGRESSIVE ALLOCATION	1.00%	IB	$18.61	60
EQ/AGGRESSIVE ALLOCATION	1.25%	IB	$20.21	3

EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	IB	$24.61	35,049
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	IB	$23.52	335

EQ/ALL ASSET GROWTH ALLOCATION	1.00%	IB	$15.05	46
EQ/ALL ASSET GROWTH ALLOCATION	1.25%	IB	$14.81	5
EQ/ALL ASSET GROWTH ALLOCATION	1.30%	IB	$22.16	28
EQ/ALL ASSET GROWTH ALLOCATION	1.65%	IB	$21.00	2

The accompanying notes are an integral part of these financial statements.

FSA-35

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$24.76	1
EQ/AMERICAN CENTURY MID CAP VALUE	1.00%	IB	$18.83	202
EQ/AMERICAN CENTURY MID CAP VALUE	1.25%	IB	$22.05	11
EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	IB	$38.02	43
EQ/AMERICAN CENTURY MID CAP VALUE	1.65%	IB	$36.03	5

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.00%	IB	$12.37	9
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.30%	IB	$12.78	5,180
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.65%	IB	$12.52	39

EQ/BALANCED STRATEGY	1.30%	IB	$18.69	14,302
EQ/BALANCED STRATEGY	1.65%	IB	$17.71	544

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.00%	IB	$23.30	157
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.25%	IB	$22.99	27
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.30%	IB	$22.92	88

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.00%	IB	$21.65	28
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IB	$21.36	12
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$21.29	68
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IB	$20.83	3

EQ/COMMON STOCK INDEX	1.30%	IA	$52.16	132
EQ/COMMON STOCK INDEX	1.65%	IA	$49.43	3
EQ/COMMON STOCK INDEX	0.00%	IB	$34.96	2
EQ/COMMON STOCK INDEX	1.00%	IB	$26.75	236
EQ/COMMON STOCK INDEX	1.25%	IB	$31.13	74

EQ/CONSERVATIVE ALLOCATION	1.00%	IB	$10.28	124
EQ/CONSERVATIVE ALLOCATION	1.25%	IB	$10.16	100

EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$16.37	7,434
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$15.51	63

EQ/CONSERVATIVE STRATEGY	1.30%	IB	$12.49	4,624
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$11.83	207

EQ/CORE BOND INDEX	0.00%	IB	$11.07	5
EQ/CORE BOND INDEX	1.00%	IB	$ 9.95	968
EQ/CORE BOND INDEX	1.25%	IB	$ 9.86	420
EQ/CORE BOND INDEX	1.30%	IB	$10.49	191
EQ/CORE BOND INDEX	1.65%	IB	$ 9.94	5

EQ/CORE PLUS BOND	0.00%	IB	$10.88	17
EQ/CORE PLUS BOND	1.00%	IB	$10.65	284
EQ/CORE PLUS BOND	1.25%	IB	$10.59	18
EQ/CORE PLUS BOND	1.30%	IB	$ 8.42	135
EQ/CORE PLUS BOND	1.65%	IB	$ 8.32	2

EQ/EMERGING MARKETS EQUITY PLUS	0.00%	IB	$11.87	1
EQ/EMERGING MARKETS EQUITY PLUS	1.00%	IB	$10.60	35
EQ/EMERGING MARKETS EQUITY PLUS	1.25%	IB	$10.57	8
EQ/EMERGING MARKETS EQUITY PLUS	1.30%	IB	$10.12	93

EQ/EQUITY 500 INDEX	1.30%	IA	$54.45	442
EQ/EQUITY 500 INDEX	1.65%	IA	$51.60	9
EQ/EQUITY 500 INDEX	0.00%	IB	$37.27	56
EQ/EQUITY 500 INDEX	1.00%	IB	$28.37	1,289
EQ/EQUITY 500 INDEX	1.25%	IB	$33.19	182

The accompanying notes are an integral part of these financial statements.

FSA-36

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$36.77	2
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.00%	IB	$27.95	219
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.25%	IB	$32.74	5
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.30%	IB	$52.96	58
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.65%	IB	$50.19	3

EQ/FRANKLIN MODERATE ALLOCATION	1.30%	IB	$13.09	5,820
EQ/FRANKLIN MODERATE ALLOCATION	1.65%	IB	$12.68	91

EQ/FRANKLIN RISING DIVIDENDS	1.00%	IB	$24.16	277
EQ/FRANKLIN RISING DIVIDENDS	1.25%	IB	$26.52	25
EQ/FRANKLIN RISING DIVIDENDS	1.30%	IB	$30.62	139
EQ/FRANKLIN RISING DIVIDENDS	1.65%	IB	$29.35	—

EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.00%	IB	$12.54	59
EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.25%	IB	$12.50	1
EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.30%	IB	$13.92	18,616
EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.65%	IB	$13.63	366

EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$13.22	7
EQ/GOLDMAN SACHS MID CAP VALUE	1.00%	IB	$13.07	103
EQ/GOLDMAN SACHS MID CAP VALUE	1.25%	IB	$13.03	5
EQ/GOLDMAN SACHS MID CAP VALUE	1.30%	IB	$37.21	38
EQ/GOLDMAN SACHS MID CAP VALUE	1.65%	IB	$35.26	—

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.00%	IB	$12.10	71
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.30%	IB	$13.58	11,907
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.65%	IB	$13.13	303

EQ/GROWTH STRATEGY	1.30%	IB	$24.30	18,122
EQ/GROWTH STRATEGY	1.65%	IB	$23.03	205

EQ/INTERMEDIATE CORPORATE BOND	1.00%	IB	$11.16	58
EQ/INTERMEDIATE CORPORATE BOND	1.25%	IB	$11.13	111

EQ/INTERMEDIATE GOVERNMENT BOND	1.00%	IB	$ 9.53	309
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$ 9.34	163
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$ 9.59	49

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$15.08	21

EQ/INTERNATIONAL EQUITY INDEX	1.30%	IA	$16.23	146
EQ/INTERNATIONAL EQUITY INDEX	1.65%	IA	$15.38	2
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$14.91	16
EQ/INTERNATIONAL EQUITY INDEX	1.00%	IB	$13.30	387
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$13.27	37

EQ/INVESCO COMSTOCK	0.00%	IB	$12.96	1
EQ/INVESCO COMSTOCK	1.00%	IB	$12.81	49
EQ/INVESCO COMSTOCK	1.25%	IB	$12.77	9
EQ/INVESCO COMSTOCK	1.30%	IB	$40.28	66
EQ/INVESCO COMSTOCK	1.65%	IB	$38.17	2

EQ/INVESCO GLOBAL	1.00%	IB	$20.25	72
EQ/INVESCO GLOBAL	1.25%	IB	$22.40	22
EQ/INVESCO GLOBAL	1.30%	IB	$33.52	72
EQ/INVESCO GLOBAL	1.65%	IB	$31.77	—

The accompanying notes are an integral part of these financial statements.

FSA-37

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INVESCO GLOBAL REAL ASSETS	1.00%	IB	$11.94	60
EQ/INVESCO GLOBAL REAL ASSETS	1.25%	IB	$13.11	2
EQ/INVESCO GLOBAL REAL ASSETS	1.30%	IB	$19.01	14

EQ/INVESCO MODERATE ALLOCATION	1.30%	IB	$12.92	5,658
EQ/INVESCO MODERATE ALLOCATION	1.65%	IB	$12.49	40

EQ/INVESCO MODERATE GROWTH ALLOCATION	1.30%	IB	$13.62	8,909
EQ/INVESCO MODERATE GROWTH ALLOCATION	1.65%	IB	$13.34	183

EQ/JANUS ENTERPRISE	0.00%	IB	$24.82	3
EQ/JANUS ENTERPRISE	1.00%	IB	$20.56	257
EQ/JANUS ENTERPRISE	1.25%	IB	$22.09	46
EQ/JANUS ENTERPRISE	1.30%	IB	$36.92	56
EQ/JANUS ENTERPRISE	1.65%	IB	$34.99	4

EQ/JPMORGAN GROWTH ALLOCATION	0.00%	IB	$12.31	7
EQ/JPMORGAN GROWTH ALLOCATION	1.00%	IB	$12.17	123
EQ/JPMORGAN GROWTH ALLOCATION	1.25%	IB	$12.13	14
EQ/JPMORGAN GROWTH ALLOCATION	1.30%	IB	$13.78	20,689
EQ/JPMORGAN GROWTH ALLOCATION	1.65%	IB	$13.44	118

EQ/JPMORGAN GROWTH STOCK	0.00%	IB	$39.89	13
EQ/JPMORGAN GROWTH STOCK	1.00%	IB	$30.05	447
EQ/JPMORGAN GROWTH STOCK	1.25%	IB	$35.52	34
EQ/JPMORGAN GROWTH STOCK	1.30%	IB	$62.37	124
EQ/JPMORGAN GROWTH STOCK	1.65%	IB	$59.11	4

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$19.66	20
EQ/JPMORGAN VALUE OPPORTUNITIES	1.00%	IB	$18.60	707
EQ/JPMORGAN VALUE OPPORTUNITIES	1.25%	IB	$18.35	91
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$18.29	298
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IB	$17.89	14

EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$50.27	14
EQ/LARGE CAP GROWTH INDEX	1.00%	IB	$37.50	366
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$44.76	53
EQ/LARGE CAP GROWTH INDEX	1.30%	IB	$76.06	82
EQ/LARGE CAP GROWTH INDEX	1.65%	IB	$72.08	3

EQ/LARGE CAP VALUE INDEX	0.00%	IB	$24.19	12
EQ/LARGE CAP VALUE INDEX	1.00%	IB	$18.88	276
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$21.54	45
EQ/LARGE CAP VALUE INDEX	1.30%	IB	$35.24	70
EQ/LARGE CAP VALUE INDEX	1.65%	IB	$33.39	2

EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$33.65	28

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$12.39	2
EQ/LAZARD EMERGING MARKETS EQUITY	1.00%	IB	$11.85	78
EQ/LAZARD EMERGING MARKETS EQUITY	1.25%	IB	$11.03	19
EQ/LAZARD EMERGING MARKETS EQUITY	1.30%	IB	$13.47	41
EQ/LAZARD EMERGING MARKETS EQUITY	1.65%	IB	$12.76	1

EQ/LONG-TERM BOND	0.00%	IB	$11.22	1
EQ/LONG-TERM BOND	1.00%	IB	$11.09	21
EQ/LONG-TERM BOND	1.25%	IB	$11.05	6

The accompanying notes are an integral part of these financial statements.

FSA-38

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$47.54	3
EQ/LOOMIS SAYLES GROWTH	1.00%	IB	$35.99	111
EQ/LOOMIS SAYLES GROWTH	1.25%	IB	$42.33	42
EQ/LOOMIS SAYLES GROWTH	1.30%	IB	$62.80	70
EQ/LOOMIS SAYLES GROWTH	1.65%	IB	$59.51	4

EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$19.28	23
EQ/MFS INTERNATIONAL GROWTH	1.00%	IB	$17.16	240
EQ/MFS INTERNATIONAL GROWTH	1.25%	IB	$17.17	19
EQ/MFS INTERNATIONAL GROWTH	1.30%	IB	$23.12	87
EQ/MFS INTERNATIONAL GROWTH	1.65%	IB	$21.91	2

EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	IB	$20.27	2
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.00%	IB	$16.52	259
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.25%	IB	$18.04	7
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.30%	IB	$26.68	74
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.65%	IB	$25.28	4

EQ/MFS MID CAP FOCUSED GROWTH	1.30%	IB	$48.54	32
EQ/MFS MID CAP FOCUSED GROWTH	1.65%	IB	$46.00	2

EQ/MFS TECHNOLOGY	0.00%	IB	$26.72	8
EQ/MFS TECHNOLOGY	1.00%	IB	$25.29	459
EQ/MFS TECHNOLOGY	1.25%	IB	$24.95	69
EQ/MFS TECHNOLOGY	1.30%	IB	$89.11	94
EQ/MFS TECHNOLOGY	1.65%	IB	$84.45	4

EQ/MFS UTILITIES SERIES	0.00%	IB	$19.53	—
EQ/MFS UTILITIES SERIES	1.00%	IB	$15.57	60
EQ/MFS UTILITIES SERIES	1.25%	IB	$17.39	9
EQ/MFS UTILITIES SERIES	1.30%	IB	$28.64	37
EQ/MFS UTILITIES SERIES	1.65%	IB	$27.14	4

EQ/MID CAP INDEX	0.00%	IB	$25.94	10
EQ/MID CAP INDEX	1.00%	IB	$20.30	426
EQ/MID CAP INDEX	1.25%	IB	$23.09	24
EQ/MID CAP INDEX	1.30%	IB	$42.47	83
EQ/MID CAP INDEX	1.65%	IB	$40.25	3

EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$34.01	19
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IB	$32.23	3

EQ/MODERATE ALLOCATION	1.30%	IA	$17.89	87
EQ/MODERATE ALLOCATION	1.65%	IA	$16.96	2
EQ/MODERATE ALLOCATION	0.00%	IB	$16.09	7
EQ/MODERATE ALLOCATION	1.00%	IB	$13.84	908
EQ/MODERATE ALLOCATION	1.25%	IB	$14.32	176

EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$21.35	15,539
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$20.23	676

EQ/MODERATE-PLUS ALLOCATION	1.00%	IB	$16.14	453
EQ/MODERATE-PLUS ALLOCATION	1.25%	IB	$17.10	55

EQ/MONEY MARKET	1.30%	IA	$ 9.41	2,611
EQ/MONEY MARKET	1.65%	IA	$ 8.92	139
EQ/MONEY MARKET	1.65%	IA	$ 9.72	184
EQ/MONEY MARKET	0.00%	IB	$10.46	836
EQ/MONEY MARKET	0.00%	IB	$10.75	4,649

The accompanying notes are an integral part of these financial statements.

FSA-39

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MONEY MARKET	0.00%	IB	$11.00	682
EQ/MONEY MARKET	0.00%	IB	$11.07	39,318
EQ/MONEY MARKET	0.00%	IB	$11.18	584
EQ/MONEY MARKET	0.00%	IB	$11.21	731
EQ/MONEY MARKET	1.00%	IB	$10.33	5,004
EQ/MONEY MARKET	1.25%	IB	$ 9.95	997

EQ/PIMCO GLOBAL REAL RETURN	1.00%	IB	$10.48	59
EQ/PIMCO GLOBAL REAL RETURN	1.25%	IB	$10.74	47
EQ/PIMCO GLOBAL REAL RETURN	1.30%	IB	$10.32	30

EQ/PIMCO REAL RETURN	1.30%	IB	$12.34	129
EQ/PIMCO REAL RETURN	1.65%	IB	$11.70	1

EQ/PIMCO TOTAL RETURN ESG	0.00%	IB	$11.65	55
EQ/PIMCO TOTAL RETURN ESG	1.00%	IB	$10.28	244
EQ/PIMCO TOTAL RETURN ESG	1.25%	IB	$10.37	80
EQ/PIMCO TOTAL RETURN ESG	1.30%	IB	$11.86	214
EQ/PIMCO TOTAL RETURN ESG	1.65%	IB	$11.24	6

EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$11.69	20
EQ/PIMCO ULTRA SHORT BOND	1.00%	IB	$10.82	348
EQ/PIMCO ULTRA SHORT BOND	1.25%	IB	$10.41	133
EQ/PIMCO ULTRA SHORT BOND	1.30%	IB	$10.10	262
EQ/PIMCO ULTRA SHORT BOND	1.65%	IB	$ 9.58	—

EQ/SMALL COMPANY INDEX	0.00%	IB	$22.19	14
EQ/SMALL COMPANY INDEX	1.00%	IB	$18.15	291
EQ/SMALL COMPANY INDEX	1.25%	IB	$19.75	23
EQ/SMALL COMPANY INDEX	1.30%	IB	$37.33	81
EQ/SMALL COMPANY INDEX	1.65%	IB	$35.38	1

EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$28.31	1
EQ/T. ROWE PRICE HEALTH SCIENCES	1.00%	IB	$16.76	236
EQ/T. ROWE PRICE HEALTH SCIENCES	1.25%	IB	$25.21	16
EQ/T. ROWE PRICE HEALTH SCIENCES	1.30%	IB	$59.82	49
EQ/T. ROWE PRICE HEALTH SCIENCES	1.65%	IB	$56.69	2

EQ/VALUE EQUITY	1.00%	IB	$16.43	93
EQ/VALUE EQUITY	1.25%	IB	$19.00	16
EQ/VALUE EQUITY	1.30%	IB	$30.47	20
EQ/VALUE EQUITY	1.65%	IB	$28.88	1

EQ/WELLINGTON ENERGY	1.00%	IB	$ 6.31	544
EQ/WELLINGTON ENERGY	1.25%	IB	$ 5.84	17
EQ/WELLINGTON ENERGY	1.30%	IB	$ 8.43	120
EQ/WELLINGTON ENERGY	1.65%	IB	$ 7.99	10

EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.00%	IB	$13.69	121
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.25%	IB	$13.50	97
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.30%	IB	$15.77	114
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.65%	IB	$15.12	—

EQUITABLE GROWTH MF/ETF	1.00%	IB	$11.16	328
EQUITABLE GROWTH MF/ETF	1.25%	IB	$11.08	7
EQUITABLE GROWTH MF/ETF	1.30%	IB	$13.10	76
EQUITABLE GROWTH MF/ETF	1.65%	IB	$13.00	—

The accompanying notes are an integral part of these financial statements.

FSA-40

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQUITABLE MODERATE GROWTH MF/ETF	1.00%	IB	$10.62	358
EQUITABLE MODERATE GROWTH MF/ETF	1.25%	IB	$10.55	34
EQUITABLE MODERATE GROWTH MF/ETF	1.30%	IB	$12.50	121

FEDERATED HERMES HIGH INCOME BOND FUND II	0.00%	SERVICE CLASS	$15.23	5
FEDERATED HERMES HIGH INCOME BOND FUND II	1.00%	SERVICE CLASS	$13.14	204
FEDERATED HERMES HIGH INCOME BOND FUND II	1.25%	SERVICE CLASS	$13.56	39

FEDERATED HERMES KAUFMANN FUND II	1.00%	SERVICE CLASS	$19.69	37
FEDERATED HERMES KAUFMANN FUND II	1.25%	SERVICE CLASS	$24.04	4

FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$25.66	12
FIDELITY® VIP MID CAP PORTFOLIO	1.00%	SERVICE CLASS 2	$20.24	299
FIDELITY® VIP MID CAP PORTFOLIO	1.25%	SERVICE CLASS 2	$22.85	55
FIDELITY® VIP MID CAP PORTFOLIO	1.30%	SERVICE CLASS 2	$37.22	100
FIDELITY® VIP MID CAP PORTFOLIO	1.65%	SERVICE CLASS 2	$35.28	—

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$13.96	37
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.00%	SERVICE CLASS 2	$12.19	953
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.25%	SERVICE CLASS 2	$12.43	138
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.30%	SERVICE CLASS 2	$15.01	223
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.65%	SERVICE CLASS 2	$14.22	7

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.00%	CLASS I	$14.12	9
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.25%	CLASS I	$14.30	9
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.30%	CLASS I	$14.22	20
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.65%	CLASS I	$13.70	1

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.00%	CLASS I	$16.10	167
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.25%	CLASS I	$17.61	21
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.30%	CLASS I	$19.90	45
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.65%	CLASS I	$19.03	1

FRANKLIN ALLOCATION VIP FUND	1.00%	CLASS 2	$14.60	5
FRANKLIN ALLOCATION VIP FUND	1.25%	CLASS 2	$15.46	1
FRANKLIN ALLOCATION VIP FUND	1.30%	CLASS 2	$21.58	13
FRANKLIN ALLOCATION VIP FUND	1.65%	CLASS 2	$20.46	1

FRANKLIN INCOME VIP FUND	0.00%	CLASS 2	$17.37	2
FRANKLIN INCOME VIP FUND	1.00%	CLASS 2	$14.65	254
FRANKLIN INCOME VIP FUND	1.25%	CLASS 2	$15.46	55
FRANKLIN INCOME VIP FUND	1.30%	CLASS 2	$20.79	157
FRANKLIN INCOME VIP FUND	1.65%	CLASS 2	$19.71	2

HARTFORD DISCIPLINED EQUITY HLS FUND	1.30%	IC	$42.05	20

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	0.00%	SERIES II	$14.42	6
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.00%	SERIES II	$12.30	76
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.25%	SERIES II	$12.84	2

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.30%	SERIES II	$31.99	35
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.65%	SERIES II	$27.01	—

INVESCO V.I. EQUITY AND INCOME FUND	1.30%	SERIES II	$17.32	135
INVESCO V.I. EQUITY AND INCOME FUND	1.65%	SERIES II	$16.72	3

The accompanying notes are an integral part of these financial statements.

FSA-41

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
INVESCO V.I. HEALTH CARE FUND	0.00%	SERIES II	$20.43	7
INVESCO V.I. HEALTH CARE FUND	1.00%	SERIES II	$13.67	125
INVESCO V.I. HEALTH CARE FUND	1.25%	SERIES II	$18.19	11

INVESCO V.I. HIGH YIELD FUND	1.00%	SERIES II	$12.32	204
INVESCO V.I. HIGH YIELD FUND	1.25%	SERIES II	$12.67	33
INVESCO V.I. HIGH YIELD FUND	1.30%	SERIES II	$14.70	93

INVESCO V.I. MAIN STREET MID CAP FUND	1.00%	SERIES II	$13.46	9
INVESCO V.I. MAIN STREET MID CAP FUND	1.25%	SERIES II	$13.42	1
INVESCO V.I. MAIN STREET MID CAP FUND	1.30%	SERIES II	$28.17	18
INVESCO V.I. MAIN STREET MID CAP FUND	1.65%	SERIES II	$26.70	1

INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$22.28	3
INVESCO V.I. SMALL CAP EQUITY FUND	1.00%	SERIES II	$18.27	113
INVESCO V.I. SMALL CAP EQUITY FUND	1.25%	SERIES II	$19.84	4
INVESCO V.I. SMALL CAP EQUITY FUND	1.30%	SERIES II	$37.59	36
INVESCO V.I. SMALL CAP EQUITY FUND	1.65%	SERIES II	$35.62	1

JANUS HENDERSON BALANCED PORTFOLIO	0.00%	SERVICE SHARES	$24.35	24
JANUS HENDERSON BALANCED PORTFOLIO	1.00%	SERVICE SHARES	$19.70	1,094
JANUS HENDERSON BALANCED PORTFOLIO	1.25%	SERVICE SHARES	$21.68	109
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	0.00%	SERVICE SHARES	$11.65	14
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.00%	SERVICE SHARES	$10.17	227
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.25%	SERVICE SHARES	$10.37	14

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	0.00%	VC SHARES	$14.85	21
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.00%	VC SHARES	$12.51	402
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.25%	VC SHARES	$13.22	65
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.30%	VC SHARES	$15.53	108
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.65%	VC SHARES	$14.79	—

MACQUARIE VIP EMERGING MARKETS SERIES	1.00%	SERVICE CLASS	$12.12	20
MACQUARIE VIP HIGH INCOME SERIES	1.30%	SERVICE CLASS	$20.48	135
MACQUARIE VIP HIGH INCOME SERIES	1.65%	SERVICE CLASS	$19.41	8

MFS® INVESTORS TRUST SERIES	1.00%	SERVICE CLASS	$24.63	7
MFS® INVESTORS TRUST SERIES	1.30%	SERVICE CLASS	$44.37	9
MFS® INVESTORS TRUST SERIES	1.65%	SERVICE CLASS	$42.05	—

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.30%	SERVICE CLASS	$54.78	22
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.65%	SERVICE CLASS	$51.91	1

MFS® VALUE SERIES	0.00%	SERVICE CLASS	$25.25	10
MFS® VALUE SERIES	1.00%	SERVICE CLASS	$19.76	95
MFS® VALUE SERIES	1.25%	SERVICE CLASS	$22.48	12

MULTIMANAGER AGGRESSIVE EQUITY	1.30%	IB	$61.12	28
MULTIMANAGER AGGRESSIVE EQUITY	1.65%	IB	$57.20	—

The accompanying notes are an integral part of these financial statements.

FSA-42

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MULTIMANAGER TECHNOLOGY	0.00%	IB	$58.92	1
MULTIMANAGER TECHNOLOGY	1.00%	IB	$42.61	172
MULTIMANAGER TECHNOLOGY	1.25%	IB	$52.47	23
MULTIMANAGER TECHNOLOGY	1.30%	IB	$42.77	109
MULTIMANAGER TECHNOLOGY	1.65%	IB	$41.30	8

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$ 9.03	1
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.00%	ADVISOR CLASS	$10.53	52
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.25%	ADVISOR CLASS	$ 8.04	5
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.30%	ADVISOR CLASS	$ 8.48	43
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.65%	ADVISOR CLASS	$ 8.04	1

PIMCO EMERGING MARKETS BOND PORTFOLIO	1.00%	ADVISOR CLASS	$11.87	17
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.25%	ADVISOR CLASS	$11.92	—

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.00%	ADVISOR CLASS	$ 9.77	96
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.25%	ADVISOR CLASS	$ 9.18	9

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.00%	ADVISOR CLASS	$14.73	10

PIMCO INCOME PORTFOLIO	0.00%	ADVISOR CLASS	$12.28	46
PIMCO INCOME PORTFOLIO	1.00%	ADVISOR CLASS	$11.62	889
PIMCO INCOME PORTFOLIO	1.25%	ADVISOR CLASS	$11.46	183
PIMCO INCOME PORTFOLIO	1.30%	ADVISOR CLASS	$11.43	32

PRINCIPAL BLUE CHIP ACCOUNT	0.00%	CLASS 3	$13.22	1
PRINCIPAL BLUE CHIP ACCOUNT	1.00%	CLASS 3	$12.84	60
PRINCIPAL BLUE CHIP ACCOUNT	1.25%	CLASS 3	$12.75	9

PRINCIPAL EQUITY INCOME ACCOUNT	1.00%	CLASS 3	$11.51	15
PRINCIPAL EQUITY INCOME ACCOUNT	1.25%	CLASS 3	$11.43	14

PROFUND VP BIOTECHNOLOGY	1.30%	COMMON SHARES	$44.96	15
PROFUND VP BIOTECHNOLOGY	1.65%	COMMON SHARES	$42.60	—

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	1.00%	CLASS IB	$17.46	13

PUTNAM VT RESEARCH FUND	1.00%	CLASS IB	$30.37	46
PUTNAM VT RESEARCH FUND	1.25%	CLASS IB	$29.81	2

T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$23.26	10
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.00%	CLASS II	$19.26	180
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.25%	CLASS II	$20.71	34

TEMPLETON DEVELOPING MARKETS VIP FUND	1.30%	CLASS 2	$12.71	31
TEMPLETON DEVELOPING MARKETS VIP FUND	1.65%	CLASS 2	$12.04	2

TEMPLETON GLOBAL BOND VIP FUND	1.00%	CLASS 2	$ 7.21	94
TEMPLETON GLOBAL BOND VIP FUND	1.25%	CLASS 2	$ 7.23	16
TEMPLETON GLOBAL BOND VIP FUND	1.30%	CLASS 2	$ 9.09	39
TEMPLETON GLOBAL BOND VIP FUND	1.65%	CLASS 2	$ 8.61	2

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a—.

FSA-43

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$7,604	$132,958	$32,669	$15,873	$99,298	$386,508
Expenses:
Asset-based charges	3,778	20,432	16,776	8,177	136,054	46,533

Net Investment Income (Loss)	3,826	112,526	15,893	7,696	(36,756)	339,975

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	4,405	17,968	4,031	1,844	36,878	(7,897)
Net realized gain distribution from the Portfolios	—	—	126,484	37,278	1,221,080	—

Net realized gain (loss)	4,405	17,968	130,515	39,122	1,257,958	(7,897)

Net change in unrealized appreciation (depreciation) of investments	25,700	(114,335)	(36,884)	14,972	(84,745)	(76,431)

Net Realized and Unrealized Gain (Loss) on Investments	30,105	(96,367)	93,631	54,094	1,173,213	(84,328)

Net Increase (Decrease) in Net Assets Resulting from Operations	$33.931	$16,159	$109,524	$61,790	$1,136,457	$255,647

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-44

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT MULTI- ALTERNATIVE STRATEGIES*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,462	$1,400,788	$6,783	$54,608	$38,057	$44,242
Expenses:
Asset-based charges	7,891	959,353	1,915	19,599	11,830	30,810

Net Investment Income (Loss)	(5,429)	441,435	4,868	35,009	26,227	13,432

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(27,863)	103,563	956	11,167	(44,027)	(6,439)
Net realized gain distribution from the Portfolios	—	61,065	—	—	—	206,813

Net realized gain (loss)	(27,863)	164,628	956	11,167	(44,027)	200,374

Net change in unrealized appreciation (depreciation) of investments	130,429	5,459,129	7,052	(181,848)	17,122	202,386

Net Realized and Unrealized Gain (Loss) on Investments	102,566	5,623,757	8,008	(170,681)	(26,905)	402,760

Net Increase (Decrease) in Net Assets Resulting from Operations	$97,137	$6,065,192	$12,876	$(135,672)	$(678)	$416,192

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-45

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS DISCOVERY VALUE PORTFOLIO**	AB VPS RELATIVE VALUE PORTFOLIO**	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$16,034	$4,763	$2,653	$10,368	$—	$346,012
Expenses:
Asset-based charges	18,707	9,988	3,928	7,176	4,650	142,995

Net Investment Income (Loss)	(2,673)	(5,225)	(1,275)	3,192	(4,650)	203,017

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	68,153	35,626	1,814	1,565	2,086	120,424
Net realized gain distribution from the Portfolios	105,133	48,870	20,909	29,173	1,633	559,308

Net realized gain (loss)	173,286	84,496	22,723	30,738	3,719	679,732

Net change in unrealized appreciation (depreciation) of investments	31,119	71,431	11,396	18,634	18,923	896,715

Net Realized and Unrealized Gain (Loss) on Investments	204,405	155,927	34,119	49,372	22,642	1,576,447

Net Increase (Decrease) in Net Assets Resulting from Operations	$201,732	$150,702	$32,844	$52,564	$17,992	$1,779,464

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc, an affiliate of Equitable America.

FSA-46

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® GROWTH- INCOME FUND	AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$46,199	$5,831	$69,962	$66,764	$48,195	$77,024
Expenses:
Asset-based charges	25,625	8,325	49,205	19,224	33,685	20,879

Net Investment Income (Loss)	20,574	(2,494)	20,757	47,540	14,510	56,145

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	14,555	(44,397)	80,532	17,398	47,425	(36,339)
Net realized gain distribution from the Portfolios	63,306	24,927	180,933	—	12,405	—

Net realized gain (loss)	77,861	(19,470)	261,465	17,398	59,830	(36,339)

Net change in unrealized appreciation (depreciation) of investments	77,986	23,757	555,039	(86,110)	20,304	(30,419)

Net Realized and Unrealized Gain (Loss) on Investments	155,847	4,287	816,504	(68,712)	80,134	(66,758)

Net Increase (Decrease) in Net Assets Resulting from Operations	$176,421	$1,793	$837,261	$(21,172)	$94,644	$(10,613)

The accompanying notes are an integral part of these financial statements.

FSA-47

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	BLACKROCK GLOBAL ALLOCATION V.I. FUND	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	EATON VANCE VT FLOATING-RATE INCOME FUND	EQ/500 MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$56,191	$—	$16,199	$3,139	$462,244	$33,584
Expenses:
Asset-based charges	34,299	46,514	34,203	10,350	67,627	23,026

Net Investment Income (Loss)	21,892	(46,514)	(18,004)	(7,211)	394,617	10,558

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	43,356	(31,133)	19,340	9,996	8,694	22,412
Net realized gain distribution from the Portfolios	300,461	347,254	324,840	19,896	—	495,125

Net realized gain (loss)	343,817	316,121	344,180	29,892	8,694	517,537

Net change in unrealized appreciation (depreciation) of investments	(170,016)	584,167	114,061	43,647	(33,869)	(79,268)

Net Realized and Unrealized Gain (Loss) on Investments	173,801	900,288	458,241	73,539	(25,175)	438,269

Net Increase (Decrease) in Net Assets Resulting from Operations	$195,693	$853,774	$440,237	$66,328	$369,442	$448,827

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-48

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/AB DYNAMIC AGGRESSIVE GROWTH*	EQ/AB DYNAMIC GROWTH*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AB SUSTAINABLE U.S. THEMATIC*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$4,523,921	$2,515,291	$2,075,868	$75,422	$23,975	$974
Expenses:
Asset-based charges	2,819,297	1,652,707	1,349,707	22,409	69,563	5,086

Net Investment Income (Loss)	1,704,624	862,584	726,161	53,013	(45,588)	(4,112)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	266,130	(62,367)	(74,094)	25,975	(9,597)	2,273
Net realized gain distribution from the Portfolios	4,472,829	894,636	7,508,452	—	798,072	—

Net realized gain (loss)	4,738,959	832,269	7,434,358	25,975	788,475	2,273

Net change in unrealized appreciation (depreciation) of investments	15,187,128	9,925,494	90,072	(14,992)	(91,439)	20,469

Net Realized and Unrealized Gain (Loss) on Investments	19,926,087	10,757,763	7,524,430	10,983	697,036	22,742

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,630,711	$11,620,347	$8,250,591	$63,996	$651,448	$18,630

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliates of Equitable America.

FSA-49

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/BALANCED STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$26,024	$19,026,074	$32,126	$104,889	$978,821	$7,202,058
Expenses:
Asset-based charges	10,809	8,320,595	15,097	53,790	703,540	3,074,302

Net Investment Income (Loss)	15,215	10,705,479	17,029	51,099	275,281	4,127,756

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	88,840	(722,434)	12,373	(1,741)	57,722	(110,235)
Net realized gain distribution from the Portfolios	59,284	28,997,387	31,953	322,641	1,534,282	11,341,447

Net realized gain (loss)	148,124	28,274,953	44,326	320,900	1,592,004	11,231,212

Net change in unrealized appreciation (depreciation) of investments	(55,499)	28,289,132	51,799	(75,694)	2,285,304	912,648

Net Realized and Unrealized Gain (Loss) on Investments	92,625	56,564,085	96,125	245,206	3,877,308	12,143,860

Net Increase (Decrease) in Net Assets Resulting from Operations	$107,840	$67,269,564	$113,154	$296,305	$4,152,589	$16,271,616

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-50

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$6,893	$112,152	$69,229	$3,336,408	$1,770,592
Expenses:
Asset-based charges	41,118	23,711	132,150	21,397	1,295,775	674,650

Net Investment Income (Loss)	(41,118)	(16,818)	(19,998)	47,832	2,040,633	1,095,942

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	116,497	14,905	266,560	17,921	(589,068)	290,561
Net realized gain distribution from the Portfolios	357,537	—	982,901	40,130	4,142,228	649,359

Net realized gain (loss)	474,034	14,905	1,249,461	58,051	3,553,160	939,920

Net change in unrealized appreciation (depreciation) of investments	215,579	355,770	772,613	(54,066)	(67,123)	(437,857)

Net Realized and Unrealized Gain (Loss) on Investments	689,613	370,675	2,022,074	3,985	3,486,037	502,063

Net Increase (Decrease) in Net Assets Resulting from Operations	$648,495	$353,857	$2,002,076	$51,817	$5,526,670	$1,598,005

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-51

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN MODERATE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$380,969	$224,642	$30,530	$551,702	$33,293	$1,273,546
Expenses:
Asset-based charges	113,486	37,010	15,005	531,339	78,259	809,152

Net Investment Income (Loss)	267,483	187,632	15,525	20,363	(44,966)	464,394

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(2,982)	14,999	(21,149)	668,683	164,117	48,595
Net realized gain distribution from the Portfolios	—	—	—	1,313,982	614,263	—

Net realized gain (loss)	(2,982)	14,999	(21,149)	1,982,665	778,380	48,595

Net change in unrealized appreciation (depreciation) of investments	(150,082)	(267,668)	31,519	7,132,246	571,026	2,443,643

Net Realized and Unrealized Gain (Loss) on Investments	(153,064)	(252,669)	10,370	9,114,911	1,349,406	2,492,238

Net Increase (Decrease) in Net Assets Resulting from Operations	$114,419	$(65,037)	$25,895	$9,135,274	$1,304,440	$2,956,632

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-52

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/FRANKLIN RISING DIVIDENDS*	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE CORPORATE BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$98,652	$5,808,989	$22,253	$3,899,644	$10,289,299	$88,785
Expenses:
Asset-based charges	103,507	2,583,473	24,922	1,735,873	4,601,618	9,036

Net Investment Income (Loss)	(4,855)	3,225,516	(2,669)	2,163,771	5,687,681	79,749

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	243,005	95,404	(15,798)	(214,251)	(516,718)	7,027
Net realized gain distribution from the Portfolios	333,891	6,600,088	131,951	—	22,338,014	25,453

Net realized gain (loss)	576,896	6,695,492	116,153	(214,251)	21,821,296	32,480

Net change in unrealized appreciation (depreciation) of investments	189,851	7,780,741	62,269	7,141,837	5,917,585	(122,208)

Net Realized and Unrealized Gain (Loss) on Investments	766,747	14,476,233	178,422	6,927,586	27,738,881	(89,728)

Net Increase (Decrease) in Net Assets Resulting from Operations	$761,892	$17,701,749	$175,753	$9,091,357	$33,426,562	$(9,979)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-53

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$121,209	$7,009	$241,770	$46,754	$—	$23,302
Expenses:
Asset-based charges	40,364	4,041	62,761	28,988	42,185	7,936

Net Investment Income (Loss)	80,845	2,968	179,009	17,766	(42,185)	15,366

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	16,713	(770)	22,129	9,516	28,481	(7,126)
Net realized gain distribution from the Portfolios	—	15,527	—	290,018	209,309	3,614

Net realized gain (loss)	16,713	14,757	22,129	299,534	237,790	(3,512)

Net change in unrealized appreciation (depreciation) of investments	(60,638)	(12,745)	(168,499)	(86,185)	218,034	(35,570)

Net Realized and Unrealized Gain (Loss) on Investments	(43,925)	2,012	(146,370)	213,349	455,824	(39,082)

Net Increase (Decrease) in Net Assets Resulting from Operations	$36,920	$4,980	$32,639	$231,115	$413,639	$(23,716)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-54

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/INVESCO MODERATE ALLOCATION*	EQ/INVESCO MODERATE GROWTH ALLOCATION*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH ALLOCATION*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,446,319	$2,861,434	$999	$7,628,507	$—	$233,173
Expenses:
Asset-based charges	784,896	1,313,443	72,672	2,900,799	177,575	174,238

Net Investment Income (Loss)	661,423	1,547,991	(71,673)	4,727,708	(177,575)	58,935

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(21,807)	(16,846)	39,890	64,046	42,265	64,761
Net realized gain distribution from the Portfolios	792,692	—	660,158	9,168,007	1,088,736	2,362,302

Net realized gain (loss)	770,885	(16,846)	700,048	9,232,053	1,131,001	2,427,063

Net change in unrealized appreciation (depreciation) of investments	2,480,690	6,082,864	80,951	4,967,954	3,024,411	(551,996)

Net Realized and Unrealized Gain (Loss) on Investments	3,251,575	6,066,018	780,999	14,200,007	4,155,412	1,875,067

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,912,998	$7,614,009	$709,326	$18,927,715	$3,977,837	$1,934,002

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-55

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LONG-TERM BOND*	EQ/LOOMIS SAYLES GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$6,553	$127,340	$14,474	$67,858	$9,637	$—
Expenses:
Asset-based charges	162,012	67,573	11,574	13,529	1,414	80,184

Net Investment Income (Loss)	(155,459)	59,767	2,900	54,329	8,223	(80,184)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	410,435	39,472	(13,920)	10,349	21	253,292
Net realized gain distribution from the Portfolios	1,544,342	448,961	85,927	68,185	—	1,776,591

Net realized gain (loss)	1,954,777	488,433	72,007	78,534	21	2,029,883

Net change in unrealized appreciation (depreciation) of investments	2,080,042	7,995	25,188	(92,400)	(17,570)	(27,778)

Net Realized and Unrealized Gain (Loss) on Investments	4,034,819	496,428	97,195	(13,866)	(17,549)	2,002,105

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,879,360	$556,195	$100,095	$40,463	$(9,326)	$1,921,921

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-56

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$51,248	$92,118	$—	$—	$32,828	$108,999
Expenses:
Asset-based charges	56,509	57,810	19,871	169,155	23,124	101,856

Net Investment Income (Loss)	(5,261)	34,308	(19,871)	(169,155)	9,704	7,143

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	12,660	(39,975)	8,463	338,675	(17,172)	15,733
Net realized gain distribution from the Portfolios	403,545	386,692	136,778	2,104,160	32,589	781,054

Net realized gain (loss)	416,205	346,717	145,241	2,442,835	15,417	796,787

Net change in unrealized appreciation (depreciation) of investments	(119,512)	(224,238)	44,423	1,543,997	133,521	134,231

Net Realized and Unrealized Gain (Loss) on Investments	296,693	122,479	189,664	3,986,832	148,938	931,018

Net Increase (Decrease) in Net Assets Resulting from Operations	$291,432	$156,787	$169,793	$3,817,677	$158,642	$938,161

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-57

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/PIMCO GLOBAL REAL RETURN*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$10,341	$443,807	$8,527,957	$196,360	$18,995,569	$7,333
Expenses:
Asset-based charges	9,492	148,011	3,683,957	67,779	770,769	9,947

Net Investment Income (Loss)	849	295,796	4,844,000	128,581	18,224,800	(2,614)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(11,662)	38,279	(1,093,550)	50,150	(39,345)	(19,437)
Net realized gain distribution from the Portfolios	81,874	653,780	19,658,760	446,932	82,412	—

Net realized gain (loss)	70,212	692,059	18,565,210	497,082	43,067	(19,437)

Net change in unrealized appreciation (depreciation) of investments	(4,590)	(94,695)	(579,849)	(56,459)	(16,937)	93

Net Realized and Unrealized Gain (Loss) on Investments	65,622	597,364	17,985,361	440,623	26,130	(19,344)

Net Increase (Decrease) in Net Assets Resulting from Operations	$66,471	$893,160	$22,829,361	$569,204	$18,250,930	$(21,958)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-58

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$60,683	$274,907	$352,316	$108,190	$—	$24,454
Expenses:
Asset-based charges	20,660	49,765	63,326	66,366	73,508	22,905

Net Investment Income (Loss)	40,023	225,142	288,990	41,824	(73,508)	1,549

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(37,457)	(50,883)	31,637	(4,883)	24,271	7,397
Net realized gain distribution from the Portfolios	62,397	—	—	517,773	406,708	91,445

Net realized gain (loss)	24,940	(50,883)	31,637	512,890	430,979	98,842

Net change in unrealized appreciation (depreciation) of investments	(58,195)	(164,669)	(73,228)	(24,706)	(528,372)	(15,675)

Net Realized and Unrealized Gain (Loss) on Investments	(33,255)	(215,552)	(41,591)	488,184	(97,393)	83,167

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,768	$9,590	$247,399	$530,008	$(170,901)	$84,716

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-59

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*	EQUITABLE MODERATE GROWTH MF/ETF*	FEDERATED HERMES HIGH INCOME BOND FUND II	FEDERATED HERMES KAUFMANN FUND II
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$123,314	$147,394	$49,385	$110,169	$93,118	$2,658
Expenses:
Asset-based charges	35,268	43,958	39,201	45,551	23,886	5,613

Net Investment Income (Loss)	88,046	103,436	10,184	64,618	69,232	(2,955)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	146,672	13,011	13,734	64,896	2,159	4,956
Net realized gain distribution from the Portfolios	—	44,955	—	—	—	12,396

Net realized gain (loss)	146,672	57,966	13,734	64,896	2,159	17,352

Net change in unrealized appreciation (depreciation) of investments	(99,521)	16,574	402,755	163,820	45,368	52,518

Net Realized and Unrealized Gain (Loss) on Investments	47,151	74,540	416,489	228,716	47,527	69,870

Net Increase (Decrease) in Net Assets Resulting from Operations	$135,197	$177,976	$426,673	$293,334	$116,759	$66,915

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-60

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$37,874	$569,125	$25,651	$89,154	$7,508	$334,380
Expenses:
Asset-based charges	80,836	127,959	6,164	37,274	4,763	74,180

Net Investment Income (Loss)	(42,962)	441,166	19,487	51,880	2,745	260,200

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,382	1,484	(10)	36,891	2,494	(103,752)
Net realized gain distribution from the Portfolios	1,353,966	—	21,321	29,598	—	27,396

Net realized gain (loss)	1,355,348	1,484	21,311	66,489	2,494	(76,356)

Net change in unrealized appreciation (depreciation) of investments	(483,041)	75,175	1,075	39,949	22,040	153,239

Net Realized and Unrealized Gain (Loss) on Investments	872,307	76,659	22,386	106,438	24,534	76,883

Net Increase (Decrease) in Net Assets Resulting from Operations	$829,345	$517,825	$41,873	$158,318	$27,279	$337,083

The accompanying notes are an integral part of these financial statements.

FSA-61

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	HARTFORD DISCIPLINED EQUITY HLS FUND	INVESCO V.I. BALANCED-RISK ALLOCATION FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. EQUITY AND INCOME FUND	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. HIGH YIELD FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$544	$61,244	$18,305	$35,936	$—	$202,947
Expenses:
Asset-based charges	8,634	8,476	13,003	27,387	12,145	35,443

Net Investment Income (Loss)	(8,090)	52,768	5,302	8,549	(12,145)	167,504

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,401	7,031	(14,630)	(19,939)	98,147	1,723
Net realized gain distribution from the Portfolios	30,963	—	44,621	87,780	—	—

Net realized gain (loss)	34,364	7,031	29,991	67,841	98,147	1,723

Net change in unrealized appreciation (depreciation) of investments	99,068	(45,937)	65,865	116,014	(44,576)	22,252

Net Realized and Unrealized Gain (Loss) on Investments	133,432	(38,906)	95,856	183,855	53,571	23,975

Net Increase (Decrease) in Net Assets Resulting from Operations	$125,342	$13,862	$101,158	$192,404	$41,426	$191,479

The accompanying notes are an integral part of these financial statements.

FSA-62

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MACQUARIE VIP EMERGING MARKETS SERIES
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$727	—	$343,537	$87,263	$411,427	5,978
Expenses:
Asset-based charges	6,455	23,818	167,961	17,162	59,207	2,674

Net Investment Income (Loss)	(5,728)	(23,818)	175,576	70,101	352,220	3,304

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	13,205	13,885	163,972	(1,612)	(5,912)	4,493
Net realized gain distribution from the Portfolios	14554	128848	—	—	—	—

Net realized gain (loss)	27,759	142,733	163,972	(1,612)	(5,912)	4,493

Net change in unrealized appreciation (depreciation) of investments	46,829	130,336	1,547,502	(60,275)	(63,934)	3,528

Net Realized and Unrealized Gain (Loss) on Investments	74,588	273,069	1,711,474	(61,887)	(69,846)	8,021

Net Increase (Decrease) in Net Assets Resulting from Operations	$68,860	$249,251	$1,887,050	$8,214	$282,374	$11,325

The accompanying notes are an integral part of these financial statements.

FSA-63

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	MACQUARIE VIP HIGH INCOME SERIES	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MFS® VALUE SERIES	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$181,421	$1,891	$1,457	$26,017	$6,621	$—
Expenses:
Asset-based charges	36,696	4,969	14,854	15,103	17,043	110,952

Net Investment Income (Loss)	144,725	(3,078)	(13,397)	10,914	(10,422)	(110,952)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(32,231)	9,881	(5,141)	4,495	(5,663)	(1,790)
Net realized gain distribution from the Portfolios	—	29,513	101,364	138,212	226,100	1,530,080

Net realized gain (loss)	(32,231)	39,394	96,223	142,707	220,437	1,528,290

Net change in unrealized appreciation (depreciation) of investments	16,468	22,496	60,897	(28,277)	107,547	481,930

Net Realized and Unrealized Gain (Loss) on Investments	(15,763)	61,890	157,120	114,430	327,984	2,010,220

Net Increase (Decrease) in Net Assets Resulting from Operations	$128,962	$58,812	$143,723	$125,344	$317,562	$1,899,268

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust,an affiliate of Equitable America.

FSA-64

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	PIMCO EMERGING MARKETS BOND PORTFOLIO	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	PIMCO INCOME PORTFOLIO	PRINCIPAL BLUE CHIP ACCOUNT
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$17,236	$8,394	$27,351	$4,272	$493,487	$—
Expenses:
Asset-based charges	10,056	1,302	7,696	1,103	86,975	5,404

Net Investment Income (Loss)	7,180	7,092	19,655	3,169	406,512	(5,404)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(121,796)	389	357	736	16,359	12,178
Net realized gain distribution from the Portfolios	—	—	—	—	—	—

Net realized gain (loss)	(121,796)	389	357	736	16,359	12,178

Net change in unrealized appreciation (depreciation) of investments	143,330	964	(30,249)	4,830	(94,157)	77,900

Net Realized and Unrealized Gain (Loss) on Investments	21,534	1,353	(29,892)	5,566	(77,798)	90,078

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,714	$8,445	$(10,237)	$8,735	$328,714	$84,674

The accompanying notes are an integral part of these financial statements.

FSA-65

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	PRINCIPAL EQUITY INCOME ACCOUNT	PROFUND VP BIOTECHNOLOGY	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT RESEARCH FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TEMPLETON DEVELOPING MARKETS VIP FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,954	$—	$4,745	$2,992	$47,686	$17,858
Expenses:
Asset-based charges	2,947	9,504	2,028	10,226	24,998	5,705

Net Investment Income (Loss)	3,007	(9,504)	2,717	(7,234)	22,688	12,153

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,421	(24,258)	4,504	16,951	22,860	(2,512)
Net realized gain distribution from the Portfolios	2,920	281,895	—	4,751	284,364	3,432

Net realized gain (loss)	5,341	257,637	4,504	21,702	307,224	920

Net change in unrealized appreciation (depreciation) of investments	19,433	(261,120)	24,176	169,527	(206,584)	16,583

Net Realized and Unrealized Gain (Loss) on Investments	24,774	(3,483)	28,680	191,229	100,640	17,503

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,781	$(12,987)	$31,397	$183,995	$123,328	$29,656

The accompanying notes are an integral part of these financial statements.

FSA-66

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

TEMPLETON GLOBAL BOND VIP FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—
Expenses:
Asset-based charges	9,598

Net Investment Income (Loss)	(9,598)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(10,523)

Net realized gain (loss)	(10,523)

Net change in unrealized appreciation (depreciation) of investments	(99,393)

Net Realized and Unrealized Gain (Loss) on Investments	(109,916)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(119,514)

The accompanying notes are an integral part of these financial statements.

FSA-67

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*		1290 VT EQUITY INCOME*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,826	$5,536	$112,526	$12,601	$15,893	$16,163
Net realized gain (loss)	4,405	936	17,968	(104,809)	130,515	68,870
Net change in unrealized appreciation (depreciation) of investments	25,700	14,919	(114,335)	45,904	(36,884)	(8,203)

Net increase (decrease) in net assets resulting from operations	33,931	21,391	16,159	(46,304)	109,524	76,830

From Contractowners Transactions:
Payments received from contractowners	30,715	195,921	2,211,051	2,781,843	245,476	1,131,297
Transfers between Variable Investment Options including guaranteed interest account, net	111,150	112,926	(168,548)	(2,775,641)	37,605	(73,786)
Redemptions for contract benefits and terminations	(50,284)	(18,358)	(97,713)	(50,759)	(77,963)	(8,956)
Contract maintenance charges	(210)	—	(131)	(25)	(121)	(66)

Net increase (decrease) in net assets resulting from contractowners transactions	91,371	290,489	1,944,659	(44,582)	204,997	1,048,489

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	68	11	53	177	39	14

Net Increase (Decrease) in Net Assets	125,370	311,891	1,960,871	(90,709)	314,560	1,125,333
Net Assets — Beginning of Year or Period	311,891	—	1,002,309	1,093,018	1,288,785	163,452

Net Assets — End of Year or Period	$437,261	$311,891	$2,963,180	$1,002,309	$1,603,345	$1,288,785

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-68

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT HIGH YIELD BOND*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,696	$7,674	$(36,756)	$(12,692)	$339,975	$92,344
Net realized gain (loss)	39,122	18,073	1,257,958	440,334	(7,897)	(1,231)
Net change in unrealized appreciation (depreciation) of investments	14,972	18,173	(84,745)	459,726	(76,431)	44,798

Net increase (decrease) in net assets resulting from operations	61,790	43,920	1,136,457	887,368	255,647	135,911

From Contractowners Transactions:
Payments received from contractowners	83,982	177,714	7,215,428	3,852,513	4,035,933	1,101,680
Transfers between Variable Investment Options including guaranteed interest account, net	18,220	327,369	1,531,011	642,742	540,874	208,498
Redemptions for contract benefits and terminations	(18,883)	(1,285)	(428,548)	(131,225)	(134,307)	(48,578)
Contract maintenance charges	(239)	(56)	(1,530)	(471)	(1,021)	(46)

Net increase (decrease) in net assets resulting from contractowners transactions	83,080	503,742	8,316,361	4,363,559	4,441,479	1,261,554

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	78	17	230	—	146	50

Net Increase (Decrease) in Net Assets	144,948	547,679	9,453,048	5,250,927	4,697,272	1,397,515
Net Assets — Beginning of Year or Period	728,318	180,639	7,681,305	2,430,378	1,951,384	553,869

Net Assets — End of Year or Period	$873,266	$728,318	$17,134,353	$7,681,305	$6,648,656	$1,951,384

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-69

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT MICRO CAP*		1290 VT MODERATE GROWTH ALLOCATION*		1290 VT MULTI-ALTERNATIVE STRATEGIES*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(5,429)	$(1,520)	$441,435	$332,609	$4,868	$1,427
Net realized gain (loss)	(27,863)	(11,568)	164,628	(145,251)	956	5,590
Net change in unrealized appreciation (depreciation) of investments	130,429	36,090	5,459,129	5,169,252	7,052	(459)

Net increase (decrease) in net assets resulting from operations	97,137	23,002	6,065,192	5,356,610	12,876	6,558

From Contractowners Transactions:
Payments received from contractowners	201,796	263,233	23,030,998	27,054,229	123,626	436,712
Transfers between Variable Investment Options including guaranteed interest account, net	72,220	79,263	3,967,012	2,986,002	77,440	(339,384)
Redemptions for contract benefits and terminations	(10,173)	(3,342)	(2,630,805)	(1,231,804)	(15,041)	—
Contract maintenance charges	(74)	(41)	(898,773)	(414,146)	(18)	—

Net increase (decrease) in net assets resulting from contractowners transactions	263,769	339,113	23,468,432	28,394,281	186,007	97,328

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	34	11	925	1,330	7	—

Net Increase (Decrease) in Net Assets	360,940	362,126	29,534,549	33,752,221	198,890	103,886
Net Assets — Beginning of Year or Period	549,462	187,336	56,603,535	22,851,314	109,826	5,940

Net Assets — End of Year or Period	$910,402	$549,462	$86,138,084	$56,603,535	$308,716	$109,826

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-70

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT NATURAL RESOURCES*		1290 VT REAL ESTATE*		1290 VT SMALL CAP VALUE*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$35,009	$31,692	$26,227	$17,093	$13,432	$3,381
Net realized gain (loss)	11,167	1,514	(44,027)	(68,138)	200,374	107,114
Net change in unrealized appreciation (depreciation) of investments	(181,848)	(34,628)	17,122	122,358	202,386	4,472

Net increase (decrease) in net assets resulting from operations	(135,672)	(1,422)	(678)	71,313	416,192	114,967

From Contractowners Transactions:
Payments received from contractowners	731,518	1,253,430	429,836	511,324	1,284,545	1,029,894
Transfers between Variable Investment Options including guaranteed interest account, net	38,267	(600,969)	(8,199)	62,353	(273,906)	(190,958)
Redemptions for contract benefits and terminations	(75,085)	(17,525)	(90,870)	(27,168)	(87,031)	(17,804)
Contract maintenance charges	(385)	(99)	(144)	(30)	(415)	(117)

Net increase (decrease) in net assets resulting from contractowners transactions	694,315	634,837	330,623	546,479	923,193	821,015

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	—	(55)	24	23	53	61

Net Increase (Decrease) in Net Assets	558,643	633,360	329,969	617,815	1,339,438	936,043
Net Assets — Beginning of Year or Period	1,300,707	667,347	921,629	303,814	1,987,900	1,051,857

Net Assets — End of Year or Period	$1,859,350	$1,300,707	$1,251,598	$921,629	$3,327,338	$1,987,900

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-71

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT SMARTBETA EQUITY ESG*		1290 VT SOCIALLY RESPONSIBLE*		AB VPS DISCOVERY VALUE PORTFOLIO**
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,673)	$3,285	$(5,225)	$1,539	$(1,275)	$(108)
Net realized gain (loss)	173,286	(28,201)	84,496	17,985	22,723	17,868
Net change in unrealized appreciation (depreciation) of investments	31,119	168,919	71,431	49,143	11,396	13,150

Net increase (decrease) in net assets resulting from operations	201,732	144,003	150,702	68,667	32,844	30,910

From Contractowners Transactions:
Payments received from contractowners	703,072	305,095	586,667	589,704	159,325	131,646
Transfers between Variable Investment Options including guaranteed interest account, net	(312,303)	(138,024)	(115,633)	(407)	(9,966)	132,404
Redemptions for contract benefits and terminations	(15,683)	(6,420)	(33,624)	(25,942)	(37,358)	(2,690)
Contract maintenance charges	(92)	(48)	(110)	(2)	(104)	—

Net increase (decrease) in net assets resulting from contractowners transactions	374,994	160,603	437,300	563,353	111,897	261,360

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	17	8	20	19	103	9

Net Increase (Decrease) in Net Assets	576,743	304,614	588,022	632,039	144,844	292,279
Net Assets — Beginning of Year or Period	1,225,437	920,823	632,548	509	292,279	—

Net Assets — End of Year or Period	$1,802,180	$1,225,437	$1,220,570	$632,548	$437,123	$292,279

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc, an affiliate of Equitable America.

FSA-72

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	AB VPS RELATIVE VALUE PORTFOLIO**		AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**		AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,192	$1,114	$(4,650)	$(2,289)	$203,017	$54,144
Net realized gain (loss)	30,738	24,296	3,719	17,248	679,732	55,101
Net change in unrealized appreciation (depreciation) of investments	18,634	(4,982)	18,923	25,624	896,715	233,221

Net increase (decrease) in net assets resulting from operations	52,564	20,428	17,992	40,583	1,779,464	342,466

From Contractowners Transactions:
Payments received from contractowners	593,423	304,697	148,524	200,584	14,353,983	4,235,462
Transfers between Variable Investment Options including guaranteed interest account, net	166,113	14,808	12,636	(237)	653	(136,573)
Redemptions for contract benefits and terminations	(21,284)	(11,986)	(12,093)	(3,349)	(649,732)	(63,339)
Contract maintenance charges	(91)	(10)	(43)	—	(157)	(50)

Net increase (decrease) in net assets resulting from contractowners transactions	738,161	307,509	149,024	196,998	13,704,747	4,035,500

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	23	9	23	7	444	111

Net Increase (Decrease) in Net Assets	790,748	327,946	167,039	237,588	15,484,655	4,378,077
Net Assets — Beginning of Year or Period	331,240	3,294	360,087	122,499	4,520,598	142,521

Net Assets — End of Year or Period	$1,121,988	$331,240	$527,126	$360,087	$20,005,253	$4,520,598

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc, an affiliate of Equitable America.

FSA-73

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND		AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND		AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$20,574	$1,116	$(2,494)	$(3,259)	$20,757	$7,228
Net realized gain (loss)	77,861	36,809	(19,470)	(5,344)	261,465	47,181
Net change in unrealized appreciation (depreciation) of investments	77,986	75,438	23,757	53,077	555,039	168,927

Net increase (decrease) in net assets resulting from operations	176,421	113,363	1,793	44,474	837,261	223,336

From Contractowners Transactions:
Payments received from contractowners	2,510,390	969,242	381,964	231,633	5,933,860	1,551,411
Transfers between Variable Investment Options including guaranteed interest account, net	43,652	350,538	21,902	78,340	729,086	213,165
Redemptions for contract benefits and terminations	(70,460)	(19,875)	(15,998)	(4,493)	(301,659)	(47,196)
Contract maintenance charges	(445)	(3)	(41)	(14)	(757)	(153)

Net increase (decrease) in net assets resulting from contractowners transactions	2,483,137	1,299,902	387,827	305,466	6,360,530	1,717,227

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	181	43	13	9	202	54

Net Increase (Decrease) in Net Assets	2,659,739	1,413,308	389,633	349,949	7,197,993	1,940,617
Net Assets — Beginning of Year or Period	1,418,937	5,629	498,578	148,629	2,025,868	85,251

Net Assets — End of Year or Period	$4,078,676	$1,418,937	$888,211	$498,578	$9,223,861	$2,025,868

The accompanying notes are an integral part of these financial statements.

FSA-74

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND		AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$47,540	$10,216	$14,510	$9,960	$56,145	$22,808
Net realized gain (loss)	17,398	1,890	59,830	(43,414)	(36,339)	(55,630)
Net change in unrealized appreciation (depreciation) of investments	(86,110)	40,093	20,304	218,464	(30,419)	68,347

Net increase (decrease) in net assets resulting from operations	(21,172)	52,199	94,644	185,010	(10,613)	35,525

From Contractowners Transactions:
Payments received from contractowners	2,147,814	591,367	2,252,787	1,393,466	857,168	533,046
Transfers between Variable Investment Options including guaranteed interest account, net	140,609	136,612	172,357	96,229	60,045	(115,969)
Redemptions for contract benefits and terminations	(72,434)	(19,473)	(97,538)	(30,764)	(50,628)	(24,637)
Contract maintenance charges	(201)	(5)	(134)	(35)	(56)	(59)

Net increase (decrease) in net assets resulting from contractowners transactions	2,215,788	708,501	2,327,472	1,458,896	866,529	392,381

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	111	21	114	50	30	13

Net Increase (Decrease) in Net Assets	2,194,727	760,721	2,422,230	1,643,956	855,946	427,919
Net Assets — Beginning of Year or Period	865,854	105,133	2,261,353	617,397	1,247,065	819,146

Net Assets — End of Year or Period	$3,060,581	$865,854	$4,683,583	$2,261,353	$2,103,011	$1,247,065

The accompanying notes are an integral part of these financial statements.

FSA-75

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	BLACKROCK GLOBAL ALLOCATION V.I. FUND		BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND		CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$21,892	$39,518	$(46,514)	$(18,742)	$(18,004)	$2,931
Net realized gain (loss)	343,817	10,678	316,121	(41,038)	344,180	36,453
Net change in unrealized appreciation (depreciation) of investments	(170,016)	180,389	584,167	595,103	114,061	55,827

Net increase (decrease) in net assets resulting from operations	195,693	230,585	853,774	535,323	440,237	95,211

From Contractowners Transactions:
Payments received from contractowners	1,160,415	2,235,486	1,713,675	583,690	1,300,946	1,476,843
Transfers between Variable Investment Options including guaranteed interest account, net	329,215	(311,492)	184,091	240,487	21,472	149,530
Redemptions for contract benefits and terminations	(370,723)	(405,188)	(81,534)	(142,464)	(11,409)	(488)
Contract maintenance charges	(634)	(42)	(256)	(198)	(24)	(13)

Net increase (decrease) in net assets resulting from contractowners transactions	1,118,273	1,518,764	1,815,976	681,515	1,310,985	1,625,872

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	1,221	44	318	45	56	8

Net Increase (Decrease) in Net Assets	1,315,187	1,749,393	2,670,068	1,216,883	1,751,278	1,721,091
Net Assets — Beginning of Year or Period	2,601,123	851,730	2,109,158	892,275	1,732,837	11,746

Net Assets — End of Year or Period	$3,916,310	$2,601,123	$4,779,226	$2,109,158	$3,484,115	$1,732,837

The accompanying notes are an integral part of these financial statements.

FSA-76

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		EATON VANCE VT FLOATING-RATE INCOME FUND		EQ/500 MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(7,211)	$(3,345)	$394,617	$136,494	$10,558	$3,086
Net realized gain (loss)	29,892	(39,139)	8,694	2,730	517,537	25,700
Net change in unrealized appreciation (depreciation) of investments	43,647	86,230	(33,869)	45,601	(79,268)	15,277

Net increase (decrease) in net assets resulting from operations	66,328	43,746	369,442	184,825	448,827	44,063

From Contractowners Transactions:
Payments received from contractowners	464,894	267,281	2,449,559	2,910,955	1,919,766	798,260
Transfers between Variable Investment Options including guaranteed interest account, net	(169,934)	89,715	(419,968)	1,111,895	46,956	112,986
Redemptions for contract benefits and terminations	(16,932)	(2,779)	(782,425)	(277,535)	(51,579)	(2,265)
Contract maintenance charges	(30)	(17)	(475)	(20)	(106)	—

Net increase (decrease) in net assets resulting from contractowners transactions	277,998	354,200	1,246,691	3,745,295	1,915,037	908,981

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	11	(7)	1,368	729	72	31

Net Increase (Decrease) in Net Assets	344,337	397,939	1,617,501	3,930,849	2,363,936	953,075
Net Assets — Beginning of Year or Period	569,758	171,819	4,439,430	508,581	953,075	—

Net Assets — End of Year or Period	$914,095	$569,758	$6,056,931	$4,439,430	$3,317,011	$953,075

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-77

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/AB DYNAMIC AGGRESSIVE GROWTH*		EQ/AB DYNAMIC GROWTH*		EQ/AB DYNAMIC MODERATE GROWTH*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,704,624	$221,015	$862,584	$26,957	$726,161	$75,587
Net realized gain (loss)	4,738,959	(687,729)	832,269	(360,635)	7,434,358	(132,813)
Net change in unrealized appreciation (depreciation) of investments	15,187,128	11,279,687	9,925,494	7,428,303	90,072	5,187,938

Net increase (decrease) in net assets resulting from operations	21,630,711	10,812,973	11,620,347	7,094,625	8,250,591	5,130,712

From Contractowners Transactions:
Payments received from contractowners	132,147,220	89,663,603	63,312,466	43,901,038	52,670,787	34,184,764
Transfers between Variable Investment Options including guaranteed interest account, net	11,250,529	7,691,495	8,880,506	5,933,468	6,567,318	3,633,815
Redemptions for contract benefits and terminations	(6,465,547)	(2,359,370)	(2,957,855)	(1,208,590)	(3,026,019)	(994,741)
Contract maintenance charges	(2,158,942)	(529,039)	(1,317,197)	(544,277)	(1,099,003)	(461,148)

Net increase (decrease) in net assets resulting from contractowners transactions	134,773,260	94,466,689	67,917,920	48,081,639	55,113,083	36,362,690

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	5,117	3,763	2,675	1,569	2,042	1,505

Net Increase (Decrease) in Net Assets	156,409,088	105,283,425	79,540,942	55,177,833	63,365,716	41,494,907
Net Assets — Beginning of Year or Period	135,364,000	30,080,575	85,584,708	30,406,875	68,758,314	27,263,407

Net Assets — End of Year or Period	$291,773,088	$135,364,000	$165,125,650	$85,584,708	$132,124,030	$68,758,314

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-78

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/AB SHORT DURATION GOVERNMENT BOND*		EQ/AB SMALL CAP GROWTH*		EQ/AB SUSTAINABLE U.S. THEMATIC*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$53,013	$21,507	$(45,588)	$(20,047)	$(4,112)	$(176)
Net realized gain (loss)	25,975	7,773	788,475	(67,653)	2,273	25
Net change in unrealized appreciation (depreciation) of investments	(14,992)	4,840	(91,439)	473,562	20,469	6,949

Net increase (decrease) in net assets resulting from operations	63,996	34,120	651,448	385,862	18,630	6,798

From Contractowners Transactions:
Payments received from contractowners	1,226,606	1,430,656	4,212,416	1,668,284	587,126	61,554
Transfers between Variable Investment Options including guaranteed interest account, net	(457,306)	(181,817)	207,477	251,907	(3,850)	22,285
Redemptions for contract benefits and terminations	(190,610)	(122,291)	(174,584)	(48,215)	(2,261)	—
Contract maintenance charges	(146)	—	(860)	(477)	(18)	—

Net increase (decrease) in net assets resulting from contractowners transactions	578,544	1,126,548	4,244,449	1,871,499	580,997	83,839

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	44	31	44	1,008	22	—

Net Increase (Decrease) in Net Assets	642,584	1,160,699	4,895,941	2,258,369	599,649	90,637
Net Assets — Beginning of Year or Period	1,544,280	383,581	3,677,939	1,419,570	90,637	—

Net Assets — End of Year or Period	$2,186,864	$1,544,280	$8,573,880	$3,677,939	$690,286	$90,637

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-79

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/AGGRESSIVE ALLOCATION*		EQ/AGGRESSIVE GROWTH STRATEGY*		EQ/ALL ASSET GROWTH ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$15,215	$7,974	$10,705,479	$1,626,486	$17,029	$12,734
Net realized gain (loss)	148,124	30,438	28,274,953	4,992,258	44,326	(3,355)
Net change in unrealized appreciation (depreciation) of investments	(55,499)	63,002	28,289,132	31,239,377	51,799	61,177

Net increase (decrease) in net assets resulting from operations	107,840	101,414	67,269,564	37,858,121	113,154	70,556

From Contractowners Transactions:
Payments received from contractowners	540,210	928,628	406,262,249	201,318,752	607,022	639,918
Transfers between Variable Investment Options including guaranteed interest account, net	(381,169)	1,586	40,482,967	21,249,961	(233,424)	104,970
Redemptions for contract benefits and terminations	(179,671)	(48,208)	(19,030,534)	(7,123,443)	(49,332)	(19,372)
Contract maintenance charges	(1,079)	(216)	(6,149,179)	(2,229,367)	(176)	(14)

Net increase (decrease) in net assets resulting from contractowners transactions	(21,709)	881,790	421,565,503	213,215,903	324,090	725,502

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	33	40	15,880	11,956	15	29

Net Increase (Decrease) in Net Assets	86,164	983,244	488,850,947	251,085,980	437,259	796,087
Net Assets — Beginning of Year or Period	1,093,643	110,399	381,500,271	130,414,291	985,052	188,965

Net Assets — End of Year or Period	$1,179,807	$1,093,643	$870,351,218	$381,500,271	$1,422,311	$985,052

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-80

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/AMERICAN CENTURY MID CAP VALUE*		EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*		EQ/BALANCED STRATEGY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$51,099	$25,899	$275,281	$221,949	$4,127,756	$1,041,969
Net realized gain (loss)	320,900	80,077	1,592,004	(147,078)	11,231,212	878,758
Net change in unrealized appreciation (depreciation) of investments	(75,694)	35,814	2,285,304	3,064,110	912,648	12,202,397

Net increase (decrease) in net assets resulting from operations	296,305	141,790	4,152,589	3,138,981	16,271,616	14,123,124

From Contractowners Transactions:
Payments received from contractowners	2,308,009	2,140,305	25,873,109	19,110,188	75,032,809	79,309,983
Transfers between Variable Investment Options including guaranteed interest account, net	(98,268)	51,905	4,050,068	3,279,263	16,982,447	23,221,456
Redemptions for contract benefits and terminations	(151,770)	(31,350)	(1,705,003)	(1,240,028)	(6,232,226)	(3,189,683)
Contract maintenance charges	(584)	(163)	(556,995)	(196,134)	(2,808,186)	(1,135,570)

Net increase (decrease) in net assets resulting from contractowners transactions	2,057,387	2,160,697	27,661,179	20,953,289	82,974,844	98,206,186

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	65	8	3,645	1,044	3,155	(3,143)

Net Increase (Decrease) in Net Assets	2,353,757	2,302,495	31,817,413	24,093,314	99,249,615	112,326,167
Net Assets — Beginning of Year or Period	3,549,708	1,247,213	34,986,151	10,892,837	177,677,944	65,351,777

Net Assets — End of Year or Period	$5,903,465	$3,549,708	$66,803,564	$34,986,151	$276,927,559	$177,677,944

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-81

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*		EQ/COMMON STOCK INDEX*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(41,118)	$(7,096)	$(16,818)	$(3,938)	$(19,998)	$11,711
Net realized gain (loss)	474,034	41,197	14,905	(19,239)	1,249,461	222,450
Net change in unrealized appreciation (depreciation) of investments	215,579	184,381	355,770	204,991	772,613	817,623

Net increase (decrease) in net assets resulting from operations	648,495	218,482	353,857	181,814	2,002,076	1,051,784

From Contractowners Transactions:
Payments received from contractowners	2,864,509	1,158,200	794,576	500,343	7,056,997	2,934,892
Transfers between Variable Investment Options including guaranteed interest account, net	1,148,060	252,464	(14,124)	94,263	146,857	819,003
Redemptions for contract benefits and terminations	(72,316)	(10,063)	(45,876)	(42,366)	(668,574)	(242,409)
Contract maintenance charges	(410)	(54)	(94)	(30)	(1,680)	(1,235)

Net increase (decrease) in net assets resulting from contractowners transactions	3,939,843	1,400,547	734,482	552,210	6,533,600	3,510,251

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	135	61	77	26	416	(416)

Net Increase (Decrease) in Net Assets	4,588,473	1,619,090	1,088,416	734,050	8,536,092	4,561,619
Net Assets — Beginning of Year or Period	1,721,857	102,767	1,296,797	562,747	7,136,902	2,575,283

Net Assets — End of Year or Period	$6,310,330	$1,721,857	$2,385,213	$1,296,797	$15,672,994	$7,136,902

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-82

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$47,832	$27,183	$2,040,633	$463,662	$1,095,942	$302,809
Net realized gain (loss)	58,051	14,333	3,553,160	274,179	939,920	(450,545)
Net change in unrealized appreciation (depreciation) of investments	(54,066)	23,690	(67,123)	4,821,100	(437,857)	2,311,045

Net increase (decrease) in net assets resulting from operations	51,817	65,206	5,526,670	5,558,941	1,598,005	2,163,309

From Contractowners Transactions:
Payments received from contractowners	1,069,635	1,574,798	36,263,568	31,739,480	17,034,277	16,216,932
Transfers between Variable Investment Options including guaranteed interest account, net	(175,693)	29,256	9,278,805	7,534,845	4,542,191	9,600,811
Redemptions for contract benefits and terminations	(289,198)	(87,541)	(3,093,386)	(1,765,254)	(2,766,009)	(1,803,736)
Contract maintenance charges	(569)	—	(1,195,120)	(549,336)	(658,364)	(264,862)

Net increase (decrease) in net assets resulting from contractowners transactions	604,175	1,516,513	41,253,867	36,959,735	18,152,095	23,749,145

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	22	54	2,890	2,089	6,690	(6,690)

Net Increase (Decrease) in Net Assets	656,014	1,581,773	46,783,427	42,520,765	19,756,790	25,905,764
Net Assets — Beginning of Year or Period	1,633,757	51,984	75,798,087	33,277,322	40,439,278	14,533,514

Net Assets — End of Year or Period	$2,289,771	$1,633,757	$122,581,514	$75,798,087	$60,196,068	$40,439,278

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-83

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/CORE BOND INDEX*		EQ/CORE PLUS BOND*		EQ/EMERGING MARKETS EQUITY PLUS*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$267,483	$84,282	$187,632	$38,630	$15,525	$14,812
Net realized gain (loss)	(2,982)	(44,114)	14,999	(3,268)	(21,149)	(12,294)
Net change in unrealized appreciation (depreciation) of investments	(150,082)	119,493	(267,668)	41,401	31,519	48,524

Net increase (decrease) in net assets resulting from operations	114,419	159,661	(65,037)	76,763	25,895	51,042

From Contractowners Transactions:
Payments received from contractowners	8,641,529	4,957,016	2,439,288	2,067,770	366,190	734,442
Transfers between Variable Investment Options including guaranteed interest account, net	1,350,379	116,473	(226,046)	106,050	(9,557)	60,416
Redemptions for contract benefits and terminations	(514,877)	(159,811)	(193,642)	(59,533)	(43,351)	(19,027)
Contract maintenance charges	(1,137)	(165)	(161)	(36)	(65)	(29)

Net increase (decrease) in net assets resulting from contractowners transactions	9,475,894	4,913,513	2,019,439	2,114,251	313,217	775,802

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	371	144	90	80	12	31

Net Increase (Decrease) in Net Assets	9,590,684	5,073,318	1,954,492	2,191,094	339,124	826,875
Net Assets — Beginning of Year or Period	6,292,135	1,218,817	2,599,401	408,307	1,066,991	240,116

Net Assets — End of Year or Period	$15,882,819	$6,292,135	$4,553,893	$2,599,401	$1,406,115	$1,066,991

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-84

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*		EQ/FRANKLIN MODERATE ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$20,363	$90,891	$(44,966)	$(8,180)	$464,394	$256,509
Net realized gain (loss)	1,982,665	387,436	778,380	61,538	48,595	(117,589)
Net change in unrealized appreciation (depreciation) of investments	7,132,246	3,405,361	571,026	404,259	2,443,643	2,266,588

Net increase (decrease) in net assets resulting from operations	9,135,274	3,883,688	1,304,440	457,617	2,956,632	2,405,508

From Contractowners Transactions:
Payments received from contractowners	29,369,022	19,097,815	4,071,806	2,970,754	29,491,338	24,463,057
Transfers between Variable Investment Options including guaranteed interest account, net	2,306,179	133,361	123,906	334,040	8,848,295	4,359,243
Redemptions for contract benefits and terminations	(2,003,926)	(511,434)	(187,354)	(18,691)	(1,900,010)	(849,881)
Contract maintenance charges	(5,498)	(1,963)	(634)	(307)	(625,496)	(152,369)

Net increase (decrease) in net assets resulting from contractowners transactions	29,665,777	18,717,779	4,007,724	3,285,796	35,814,127	27,820,050

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	953	398	152	112	1,811	982

Net Increase (Decrease) in Net Assets	38,802,004	22,601,865	5,312,316	3,743,525	38,772,570	30,226,540
Net Assets — Beginning of Year or Period	30,433,931	7,832,066	4,289,293	545,768	38,555,261	8,328,721

Net Assets — End of Year or Period	$69,235,935	$30,433,931	$9,601,609	$4,289,293	$77,327,831	$38,555,261

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-85

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/FRANKLIN RISING DIVIDENDS*		EQ/GOLDMAN SACHS GROWTH ALLOCATION*		EQ/GOLDMAN SACHS MID CAP VALUE*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(4,855)	$15,873	$3,225,516	$1,394,093	$(2,669)	$(2,950)
Net realized gain (loss)	576,896	16,249	6,695,492	(185,279)	116,153	13,651
Net change in unrealized appreciation (depreciation) of investments	189,851	330,614	7,780,741	9,432,315	62,269	97,316

Net increase (decrease) in net assets resulting from operations	761,892	362,736	17,701,749	10,641,129	175,753	108,017

From Contractowners Transactions:
Payments received from contractowners	4,110,445	3,884,348	110,251,979	65,517,400	1,503,876	512,102
Transfers between Variable Investment Options including guaranteed interest account, net	547,063	1,205,041	21,774,196	16,618,183	65,563	33,151
Redemptions for contract benefits and terminations	(294,444)	(185,383)	(5,388,454)	(2,023,762)	(34,914)	(4,128)
Contract maintenance charges	(4,137)	(240)	(1,987,615)	(594,326)	(148)	(153)

Net increase (decrease) in net assets resulting from contractowners transactions	4,358,927	4,903,766	124,650,106	79,517,495	1,534,377	540,972

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	180	151	4,502	2,558	43	22

Net Increase (Decrease) in Net Assets	5,120,999	5,266,653	142,356,357	90,161,182	1,710,173	649,011
Net Assets — Beginning of Year or Period	6,509,196	1,242,543	122,574,172	32,412,990	1,220,781	571,770

Net Assets — End of Year or Period	$11,630,195	$6,509,196	$264,930,529	$122,574,172	$2,930,954	$1,220,781

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-86

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*		EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE CORPORATE BOND*(a)
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,163,771	$1,288,146	$5,687,681	$1,105,930	$79,749	$390
Net realized gain (loss)	(214,251)	(151,873)	21,821,296	3,716,057	32,480	1
Net change in unrealized appreciation (depreciation) of investments	7,141,837	5,599,585	5,917,585	19,301,977	(122,208)	1,820

Net increase (decrease) in net assets resulting from operations	9,091,357	6,735,858	33,426,562	24,123,964	(9,979)	2,211

From Contractowners Transactions:
Payments received from contractowners	62,124,919	55,648,661	155,466,469	118,488,675	1,821,404	—
Transfers between Variable Investment Options including guaranteed interest account, net	8,105,767	8,080,484	22,769,591	14,571,815	17,884	49,562
Redemptions for contract benefits and terminations	(4,986,519)	(1,336,714)	(9,490,982)	(3,706,542)	(237)	—
Contract maintenance charges	(1,434,209)	(436,561)	(3,911,669)	(1,614,545)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	63,809,958	61,955,870	164,833,409	127,739,403	1,839,051	49,562

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	2,734	2,361	6,340	6,727	56	—

Net Increase (Decrease) in Net Assets	72,904,049	68,694,089	198,266,311	151,870,094	1,829,128	51,773
Net Assets — Beginning of Year or Period	93,665,904	24,971,815	246,792,466	94,922,372	51,773	—

Net Assets — End of Year or Period	$166,569,953	$93,665,904	$445,058,777	$246,792,466	$1,880,901	$51,773

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on November 13, 2023

FSA-87

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$80,845	$61,628	$2,968	$1,652	$179,009	$66,641
Net realized gain (loss)	16,713	756	14,757	(9,648)	22,129	(5,181)
Net change in unrealized appreciation (depreciation) of investments	(60,638)	(3,330)	(12,745)	38,499	(168,499)	281,014

Net increase (decrease) in net assets resulting from operations	36,920	59,054	4,980	30,503	32,639	342,474

From Contractowners Transactions:
Payments received from contractowners	3,056,665	701,373	9,680	54,923	3,610,163	2,142,700
Transfers between Variable Investment Options including guaranteed interest account, net	(567,488)	1,825,819	36,260	32,231	1,203,453	124,640
Redemptions for contract benefits and terminations	(298,282)	(28,633)	(9,223)	(6,962)	(125,506)	(25,754)
Contract maintenance charges	(247)	(32)	(21)	(20)	(469)	(134)

Net increase (decrease) in net assets resulting from contractowners transactions	2,190,648	2,498,527	36,696	80,172	4,687,641	2,241,452

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	182	77	34	—	149	105

Net Increase (Decrease) in Net Assets	2,227,750	2,557,658	41,710	110,675	4,720,429	2,584,031
Net Assets — Beginning of Year or Period	2,712,295	154,637	274,044	163,369	3,557,920	973,889

Net Assets — End of Year or Period	$4,940,045	$2,712,295	$315,754	$274,044	$8,278,349	$3,557,920

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-88

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL*		EQ/INVESCO GLOBAL REAL ASSETS*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$17,766	$8,901	$(42,185)	$(17,415)	$15,366	$5,883
Net realized gain (loss)	299,534	79,838	237,790	3,394	(3,512)	7,958
Net change in unrealized appreciation (depreciation) of investments	(86,185)	10,521	218,034	405,054	(35,570)	26,829

Net increase (decrease) in net assets resulting from operations	231,115	99,260	413,639	391,033	(23,716)	40,670

From Contractowners Transactions:
Payments received from contractowners	1,916,351	760,247	1,411,346	1,179,400	518,669	184,066
Transfers between Variable Investment Options including guaranteed interest account, net	58,527	29,987	111,787	203,692	5,188	8,690
Redemptions for contract benefits and terminations	(77,928)	(19,591)	(112,140)	(30,141)	(12,188)	(2,658)
Contract maintenance charges	(90)	(58)	(251)	(78)	(207)	(18)

Net increase (decrease) in net assets resulting from contractowners transactions	1,896,860	770,585	1,410,742	1,352,873	511,462	190,080

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	57	—	141	51	—	—

Net Increase (Decrease) in Net Assets	2,128,032	869,845	1,824,522	1,743,957	487,746	230,750
Net Assets — Beginning of Year or Period	1,359,014	489,169	2,545,624	801,667	524,127	293,377

Net Assets — End of Year or Period	$3,487,046	$1,359,014	$4,370,146	$2,545,624	$1,011,873	$524,127

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-89

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/INVESCO MODERATE ALLOCATION*		EQ/INVESCO MODERATE GROWTH ALLOCATION*		EQ/JANUS ENTERPRISE*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$661,423	$289,381	$1,547,991	$950,678	$(71,673)	$(29,105)
Net realized gain (loss)	770,885	(142,108)	(16,846)	(116,517)	700,048	197,007
Net change in unrealized appreciation (depreciation) of investments	2,480,690	2,622,769	6,082,864	5,893,072	80,951	231,666

Net increase (decrease) in net assets resulting from operations	3,912,998	2,770,042	7,614,009	6,727,233	709,326	399,568

From Contractowners Transactions:
Payments received from contractowners	23,856,029	23,309,130	39,694,423	28,836,095	4,261,695	2,151,064
Transfers between Variable Investment Options including guaranteed interest account, net	7,272,908	3,701,886	7,127,687	10,606,287	(276,623)	96,729
Redemptions for contract benefits and terminations	(3,163,094)	(885,664)	(2,826,063)	(1,473,961)	(224,405)	(28,141)
Contract maintenance charges	(637,720)	(224,725)	(1,177,201)	(513,380)	(554)	(270)

Net increase (decrease) in net assets resulting from contractowners transactions	27,328,123	25,900,627	42,818,846	37,455,041	3,760,113	2,219,382

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	1,090	1,019	4,180	1,480	149	32

Net Increase (Decrease) in Net Assets	31,242,211	28,671,688	50,437,035	44,183,754	4,469,588	2,618,982
Net Assets — Beginning of Year or Period	42,379,494	13,707,806	73,337,537	29,153,783	4,139,072	1,520,090

Net Assets — End of Year or Period	$73,621,705	$42,379,494	$123,774,572	$73,337,537	$8,608,660	$4,139,072

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-90

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/JPMORGAN GROWTH ALLOCATION*		EQ/JPMORGAN GROWTH STOCK*		EQ/JPMORGAN VALUE OPPORTUNITIES*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,727,708	$1,902,365	$(177,575)	$(66,309)	$58,935	$59,178
Net realized gain (loss)	9,232,053	(174,724)	1,131,001	1,106,195	2,427,063	415,578
Net change in unrealized appreciation (depreciation) of investments	4,967,954	8,654,538	3,024,411	821,817	(551,996)	327,778

Net increase (decrease) in net assets resulting from operations	18,927,715	10,382,179	3,977,837	1,861,703	1,934,002	802,534

From Contractowners Transactions:
Payments received from contractowners	115,199,384	80,767,670	9,630,156	5,109,394	7,844,262	5,625,212
Transfers between Variable Investment Options including guaranteed interest account, net	19,843,341	14,527,905	480,884	474,626	815,752	1,085,672
Redemptions for contract benefits and terminations	(6,587,140)	(2,649,648)	(686,678)	(165,572)	(397,648)	(114,238)
Contract maintenance charges	(2,277,389)	(734,981)	(2,372)	(1,050)	(1,331)	(368)

Net increase (decrease) in net assets resulting from contractowners transactions	126,178,196	91,910,946	9,421,990	5,417,398	8,261,035	6,596,278

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	5,619	3,119	367	182	330	230

Net Increase (Decrease) in Net Assets	145,111,530	102,296,244	13,400,194	7,279,283	10,195,367	7,399,042
Net Assets — Beginning of Year or Period	143,275,072	40,978,828	9,754,898	2,475,615	10,721,873	3,322,831

Net Assets — End of Year or Period	$288,386,602	$143,275,072	$23,155,092	$9,754,898	$20,917,240	$10,721,873

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-91

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(155,459)	$(38,039)	$59,767	$24,256	$2,900	$2,553
Net realized gain (loss)	1,954,777	200,836	488,433	79,952	72,007	5,858
Net change in unrealized appreciation (depreciation) of investments	2,080,042	1,290,756	7,995	159,728	25,188	74,234

Net increase (decrease) in net assets resulting from operations	3,879,360	1,453,553	556,195	263,936	100,095	82,645

From Contractowners Transactions:
Payments received from contractowners	11,262,100	5,077,559	4,262,696	2,085,731	14,677	124,677
Transfers between Variable Investment Options including guaranteed interest account, net	106,107	234,051	781,349	128,766	57,753	(12,591)
Redemptions for contract benefits and terminations	(577,803)	(117,196)	(280,540)	(65,024)	(38,722)	(31,211)
Contract maintenance charges	(1,302)	(401)	(609)	(218)	(79)	(80)

Net increase (decrease) in net assets resulting from contractowners transactions	10,789,102	5,194,013	4,762,896	2,149,255	33,629	80,795

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	389	48	151	69	—	—

Net Increase (Decrease) in Net Assets	14,668,851	6,647,614	5,319,242	2,413,260	133,724	163,440
Net Assets — Beginning of Year or Period	8,526,025	1,878,411	3,644,827	1,231,567	812,973	649,533

Net Assets — End of Year or Period	$23,194,876	$8,526,025	$8,964,069	$3,644,827	$946,697	$812,973

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-92

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/LAZARD EMERGING MARKETS EQUITY*		EQ/LONG-TERM BOND*(b)	EQ/LOOMIS SAYLES GROWTH*
	2024	2023	2024	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$54,329	$23,781	$8,223	$(80,184)	$(25,726)
Net realized gain (loss)	78,534	(8,303)	21	2,029,883	150,331
Net change in unrealized appreciation (depreciation) of investments	(92,400)	70,599	(17,570)	(27,778)	497,117

Net increase (decrease) in net assets resulting from operations	40,463	86,077	(9,326)	1,921,921	621,722

From Contractowners Transactions:
Payments received from contractowners	914,708	428,186	249,861	5,239,770	2,228,954
Transfers between Variable Investment Options including guaranteed interest account, net	(11,291)	110,374	65,591	(442,842)	404,173
Redemptions for contract benefits and terminations	(12,230)	(10,860)	(72)	(347,737)	(34,434)
Contract maintenance charges	(256)	(208)	—	(421)	(147)

Net increase (decrease) in net assets resulting from contractowners transactions	890,931	527,492	315,380	4,448,770	2,598,546

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	38	—	57	199	—

Net Increase (Decrease) in Net Assets	931,432	613,569	306,111	6,370,890	3,220,268
Net Assets — Beginning of Year or Period	787,175	173,606	—	4,178,485	958,217

Net Assets — End of Year or Period	$1,718,607	$787,175	$306,111	$10,549,375	$4,178,485

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America..
(b)	Units were made available on November 13, 2023. However, there were no outstanding units as of December 31, 2023.

FSA-93

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL INTRINSIC VALUE*		EQ/MFS MID CAP FOCUSED GROWTH*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(5,261)	$17,803	$34,308	$13,267	$(19,871)	$(9,408)
Net realized gain (loss)	416,205	95,479	346,717	20,420	145,241	6,399
Net change in unrealized appreciation (depreciation) of investments	(119,512)	144,086	(224,238)	291,139	44,423	149,853

Net increase (decrease) in net assets resulting from operations	291,432	257,368	156,787	324,826	169,793	146,844

From Contractowners Transactions:
Payments received from contractowners	3,077,634	1,958,074	2,729,960	1,916,228	370,579	316,211
Transfers between Variable Investment Options including guaranteed interest account, net	86,715	295,320	113,275	143,206	60,484	86,812
Redemptions for contract benefits and terminations	(184,836)	(43,840)	(127,533)	(31,904)	(51,844)	(16,187)
Contract maintenance charges	(529)	(173)	(463)	(199)	(210)	(177)

Net increase (decrease) in net assets resulting from contractowners transactions	2,978,984	2,209,381	2,715,239	2,027,331	379,009	386,659

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	100	101	94	70	21	20

Net Increase (Decrease) in Net Assets	3,270,516	2,466,850	2,872,120	2,352,227	548,823	533,523
Net Assets — Beginning of Year or Period	3,678,405	1,211,555	3,658,372	1,306,145	1,079,913	546,390

Net Assets — End of Year or Period	$6,948,921	$3,678,405	$6,530,492	$3,658,372	$1,628,736	$1,079,913

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-94

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MFS TECHNOLOGY*		EQ/MFS UTILITIES SERIES*		EQ/MID CAP INDEX*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(169,155)	$(51,655)	$9,704	$20,140	$7,143	$8,573
Net realized gain (loss)	2,442,835	(94,652)	15,417	(2,146)	796,787	140,682
Net change in unrealized appreciation (depreciation) of investments	1,543,997	1,871,108	133,521	(57,892)	134,231	355,466

Net increase (decrease) in net assets resulting from operations	3,817,677	1,724,801	158,642	(39,898)	938,161	504,721

From Contractowners Transactions:
Payments received from contractowners	10,783,557	3,472,385	640,537	996,992	7,439,711	3,037,461
Transfers between Variable Investment Options including guaranteed interest account, net	455,039	814,793	(2,489)	(56,418)	(484,964)	441,161
Redemptions for contract benefits and terminations	(658,046)	(79,746)	(183,779)	(18,491)	(315,641)	(109,442)
Contract maintenance charges	(1,607)	(544)	(421)	(163)	(1,117)	(271)

Net increase (decrease) in net assets resulting from contractowners transactions	10,578,943	4,206,888	453,848	921,920	6,637,989	3,368,909

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	371	127	(22)	10	231	—

Net Increase (Decrease) in Net Assets	14,396,991	5,931,816	612,468	882,032	7,576,381	3,873,630
Net Assets — Beginning of Year or Period	7,892,401	1,960,585	1,652,796	770,764	5,533,876	1,660,246

Net Assets — End of Year or Period	$22,289,392	$7,892,401	$2,265,264	$1,652,796	$13,110,257	$5,533,876

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-95

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$849	$788	$295,796	$137,877	$4,844,000	$1,034,764
Net realized gain (loss)	70,212	15,837	692,059	162,413	18,565,210	3,186,245
Net change in unrealized appreciation (depreciation) of investments	(4,590)	45,276	(94,695)	356,149	(579,849)	13,076,231

Net increase (decrease) in net assets resulting from operations	66,471	61,901	893,160	656,439	22,829,361	17,297,240

From Contractowners Transactions:
Payments received from contractowners	123,919	69,162	5,219,308	6,655,824	124,534,376	98,110,127
Transfers between Variable Investment Options including guaranteed interest account, net	(44,669)	21,796	301,046	2,831,013	11,295,900	14,912,841
Redemptions for contract benefits and terminations	(16,377)	(25,734)	(629,330)	(182,378)	(9,164,180)	(3,810,339)
Contract maintenance charges	(29)	(33)	(5,666)	(477)	(3,063,465)	(1,243,058)

Net increase (decrease) in net assets resulting from contractowners transactions	62,844	65,191	4,885,358	9,303,982	123,602,631	107,969,571

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	40	—	(5)	264	4,585	6,740

Net Increase (Decrease) in Net Assets	129,355	127,092	5,778,513	9,960,685	146,436,577	125,273,551
Net Assets — Beginning of Year or Period	625,108	498,016	11,008,412	1,047,727	198,959,568	73,686,017

Net Assets — End of Year or Period	$754,463	$625,108	$16,786,925	$11,008,412	$345,396,145	$198,959,568

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-96

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/PIMCO GLOBAL REAL RETURN*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$128,581	$47,035	$18,224,800	$7,941,487	$(2,614)	$2,799
Net realized gain (loss)	497,082	143,189	43,067	(17)	(19,437)	(18,820)
Net change in unrealized appreciation (depreciation) of investments	(56,459)	198,434	(16,937)	17	93	31,692

Net increase (decrease) in net assets resulting from operations	569,204	388,658	18,250,930	7,941,487	(21,958)	15,671

From Contractowners Transactions:
Payments received from contractowners	1,916,526	3,914,954	12,469,752,082	8,174,490,377	908,758	283,168
Transfers between Variable Investment Options including guaranteed interest account, net	935,559	379,998	(12,115,061,032)	(7,935,731,897)	84,030	18,840
Redemptions for contract benefits and terminations	(182,265)	(122,048)	(46,542,404)	(13,951,626)	(47,322)	(15,076)
Contract maintenance charges	(887)	—	(879,910)	(38,597)	(111)	(42)

Net increase (decrease) in net assets resulting from contractowners transactions	2,668,933	4,172,904	307,268,736	224,768,257	945,355	286,890

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	151	184	130,168	62,009	1,386	10

Net Increase (Decrease) in Net Assets	3,238,288	4,561,746	325,649,834	232,771,753	924,783	302,571
Net Assets — Beginning of Year or Period	4,998,913	437,167	279,969,674	47,197,921	508,636	206,065

Net Assets — End of Year or Period	$8,237,201	$4,998,913	$605,619,508	$279,969,674	$1,433,419	$508,636

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-97

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/PIMCO REAL RETURN*		EQ/PIMCO TOTAL RETURN ESG*		EQ/PIMCO ULTRA SHORT BOND*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$40,023	$3,556	$225,142	$51,988	$288,990	$116,080
Net realized gain (loss)	24,940	(59,313)	(50,883)	(50,579)	31,637	17,869
Net change in unrealized appreciation (depreciation) of investments	(58,195)	88,487	(164,669)	117,479	(73,228)	(32,821)

Net increase (decrease) in net assets resulting from operations	6,768	32,730	9,590	118,888	247,399	101,128

From Contractowners Transactions:
Payments received from contractowners	312,054	840,486	3,355,073	1,789,508	3,518,173	3,441,785
Transfers between Variable Investment Options including guaranteed interest account, net	(172,843)	(86,583)	259,234	(86,341)	954,581	(295,691)
Redemptions for contract benefits and terminations	(77,133)	(31,584)	(169,182)	(56,032)	(343,673)	(206,200)
Contract maintenance charges	(95)	(86)	(177)	(106)	(358)	(43)

Net increase (decrease) in net assets resulting from contractowners transactions	61,983	722,233	3,444,948	1,647,029	4,128,723	2,939,851

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	6	34	93	54	131	91

Net Increase (Decrease) in Net Assets	68,757	754,997	3,454,631	1,765,971	4,376,253	3,041,070
Net Assets — Beginning of Year or Period	1,542,723	787,726	3,119,304	1,353,333	3,662,515	621,445

Net Assets — End of Year or Period	$1,611,480	$1,542,723	$6,573,935	$3,119,304	$8,038,768	$3,662,515

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-98

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE HEALTH SCIENCES*		EQ/VALUE EQUITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$41,824	$10,167	$(73,508)	$(35,486)	$1,549	$941
Net realized gain (loss)	512,890	47,213	430,979	(11,369)	98,842	(12,880)
Net change in unrealized appreciation (depreciation) of investments	(24,706)	317,194	(528,372)	183,679	(15,675)	160,594

Net increase (decrease) in net assets resulting from operations	530,008	374,574	(170,901)	136,824	84,716	148,655

From Contractowners Transactions:
Payments received from contractowners	4,446,765	1,914,091	3,431,050	2,196,270	1,069,366	713,448
Transfers between Variable Investment Options including guaranteed interest account, net	773,382	151,348	161,582	16,340	33,528	(34,061)
Redemptions for contract benefits and terminations	(115,089)	(48,153)	(238,151)	(67,451)	(40,895)	(6,100)
Contract maintenance charges	(552)	(195)	(2,763)	(466)	(109)	(91)

Net increase (decrease) in net assets resulting from contractowners transactions	5,104,506	2,017,091	3,351,718	2,144,693	1,061,890	673,196

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	163	70	81	68	35	20

Net Increase (Decrease) in Net Assets	5,634,677	2,391,735	3,180,898	2,281,585	1,146,641	821,871
Net Assets — Beginning of Year or Period	3,497,281	1,105,546	4,240,715	1,959,130	1,331,016	509,145

Net Assets — End of Year or Period	$9,131,958	$3,497,281	$7,421,613	$4,240,715	$2,477,657	$1,331,016

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-99

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/WELLINGTON ENERGY*		EQUITABLE CONSERVATIVE GROWTH MF/ETF*		EQUITABLE GROWTH MF/ETF*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$88,046	$43,418	$103,436	$47,356	$10,184	$29,424
Net realized gain (loss)	146,672	97,286	57,966	(2,640)	13,734	371
Net change in unrealized appreciation (depreciation) of investments	(99,521)	25,966	16,574	82,029	402,755	167,106

Net increase (decrease) in net assets resulting from operations	135,197	166,670	177,976	126,745	426,673	196,901

From Contractowners Transactions:
Payments received from contractowners	973,918	671,188	1,091,277	2,147,953	1,189,277	2,498,831
Transfers between Variable Investment Options including guaranteed interest account, net	1,705,116	252,457	1,081,212	279,243	250,481	150,169
Redemptions for contract benefits and terminations	(199,429)	(51,751)	(156,537)	(68,201)	(63,470)	—
Contract maintenance charges	(4,132)	(162)	(243)	(4)	(623)	(190)

Net increase (decrease) in net assets resulting from contractowners transactions	2,475,473	871,732	2,015,709	2,358,991	1,375,665	2,648,810

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	53	(29)	86	83	75	8

Net Increase (Decrease) in Net Assets	2,610,723	1,038,373	2,193,771	2,485,819	1,802,413	2,845,719
Net Assets — Beginning of Year or Period	2,011,786	973,413	2,574,205	88,386	2,935,291	89,572

Net Assets — End of Year or Period	$4,622,509	$2,011,786	$4,767,976	$2,574,205	$4,737,704	$2,935,291

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-100

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQUITABLE MODERATE GROWTH MF/ETF*		FEDERATED HERMES HIGH INCOME BOND FUND II		FEDERATED HERMES KAUFMANN FUND II
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$64,618	$35,347	$69,232	$7,759	$(2,955)	$(1,270)
Net realized gain (loss)	64,896	1,270	2,159	(1,614)	17,352	(739)
Net change in unrealized appreciation (depreciation) of investments	163,820	143,268	45,368	77,103	52,518	28,860

Net increase (decrease) in net assets resulting from operations	293,334	179,885	116,759	83,248	66,915	26,851

From Contractowners Transactions:
Payments received from contractowners	2,643,135	2,574,336	1,483,902	1,098,545	296,893	264,791
Transfers between Variable Investment Options including guaranteed interest account, net	52,414	376,552	385,642	181,917	111,783	71,105
Redemptions for contract benefits and terminations	(405,769)	(45,151)	(70,340)	(38,733)	(20,221)	(12,366)
Contract maintenance charges	(1,200)	—	(163)	—	(262)	—

Net increase (decrease) in net assets resulting from contractowners transactions	2,288,580	2,905,737	1,799,041	1,241,729	388,193	323,530

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	70	20	49	81	1,071	10

Net Increase (Decrease) in Net Assets	2,581,984	3,085,642	1,915,849	1,325,058	456,179	350,391
Net Assets — Beginning of Year or Period	3,099,369	13,727	1,379,616	54,558	355,786	5,395

Net Assets — End of Year or Period	$5,681,353	$3,099,369	$3,295,465	$1,379,616	$811,965	$355,786

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-101

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	FIDELITY® VIP MID CAP PORTFOLIO		FIDELITY® VIP STRATEGIC INCOME PORTFOLIO		FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(42,962)	$(11,649)	$441,166	$226,448	$19,487	$7,327
Net realized gain (loss)	1,355,348	75,870	1,484	(24,219)	21,311	4,259
Net change in unrealized appreciation (depreciation) of investments	(483,041)	269,004	75,175	159,049	1,075	7,633

Net increase (decrease) in net assets resulting from operations	829,345	333,225	517,825	361,278	41,873	19,219

From Contractowners Transactions:
Payments received from contractowners	5,684,906	2,379,345	8,897,487	4,391,648	60,980	445,639
Transfers between Variable Investment Options including guaranteed interest account, net	1,211,426	285,005	1,652,804	707,980	1,102	(17,564)
Redemptions for contract benefits and terminations	(212,339)	(76,989)	(392,655)	(163,390)	(22,084)	(5,835)
Contract maintenance charges	(814)	(438)	(548)	(148)	(313)	(18)

Net increase (decrease) in net assets resulting from contractowners transactions	6,683,179	2,586,923	10,157,088	4,936,090	39,685	422,222

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	(112)	84	301	162	—	13

Net Increase (Decrease) in Net Assets	7,512,412	2,920,232	10,675,214	5,297,530	81,558	441,454
Net Assets — Beginning of Year or Period	3,857,897	937,665	6,607,139	1,309,609	471,900	30,446

Net Assets — End of Year or Period	$11,370,309	$3,857,897	$17,282,353	$6,607,139	$553,458	$471,900

The accompanying notes are an integral part of these financial statements.

FSA-102

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO		FRANKLIN ALLOCATION VIP FUND		FRANKLIN INCOME VIP FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$51,880	$29,866	$2,745	$424	$260,200	$109,182
Net realized gain (loss)	66,489	(3,798)	2,494	(12,431)	(76,356)	128,022
Net change in unrealized appreciation (depreciation) of investments	39,949	180,694	22,040	26,093	153,239	(1,154)

Net increase (decrease) in net assets resulting from operations	158,318	206,762	27,279	14,086	337,083	236,050

From Contractowners Transactions:
Payments received from contractowners	1,318,761	2,146,656	38,770	314,746	3,311,332	2,984,442
Transfers between Variable Investment Options including guaranteed interest account, net	(74,087)	134,032	7,015	(41,504)	53,912	606,379
Redemptions for contract benefits and terminations	(299,528)	(11,710)	(40,384)	(646)	(491,625)	(168,285)
Contract maintenance charges	(454)	(15)	(3)	—	(608)	(44)

Net increase (decrease) in net assets resulting from contractowners transactions	944,692	2,268,963	5,398	272,596	2,873,011	3,422,492

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	41	72	60	—	55	12

Net Increase (Decrease) in Net Assets	1,103,051	2,475,797	32,737	286,682	3,210,149	3,658,554
Net Assets — Beginning of Year or Period	2,874,939	399,142	352,603	65,921	4,686,514	1,027,960

Net Assets — End of Year or Period	$3,977,990	$2,874,939	$385,340	$352,603	$7,896,663	$4,686,514

The accompanying notes are an integral part of these financial statements.

FSA-103

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	HARTFORD DISCIPLINED EQUITY HLS FUND(c)		INVESCO V.I. BALANCED-RISK ALLOCATION FUND		INVESCO V.I. DIVERSIFIED DIVIDEND FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(8,090)	$(331)	$52,768	$(3,896)	$5,302	$4,488
Net realized gain (loss)	34,364	17	7,031	69	29,991	39,662
Net change in unrealized appreciation (depreciation) of investments	99,068	26,616	(45,937)	27,384	65,865	1,877

Net increase (decrease) in net assets resulting from operations	125,342	26,302	13,862	23,557	101,158	46,027

From Contractowners Transactions:
Payments received from contractowners	266,516	401,638	455,551	422,672	505,186	247,365
Transfers between Variable Investment Options including guaranteed interest account, net	32,615	3,346	31,286	199,956	(143,308)	95,499
Redemptions for contract benefits and terminations	—	—	(91,598)	(10,664)	(31,400)	(4,893)
Contract maintenance charges	—	—	(1,153)	—	(38)	(38)

Net increase (decrease) in net assets resulting from contractowners transactions	299,131	404,984	394,086	611,964	330,440	337,933

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	66	—	74	19	15	9

Net Increase (Decrease) in Net Assets	424,539	431,286	408,022	635,540	431,613	383,969
Net Assets — Beginning of Year or Period	431,286	—	635,540	—	694,939	310,970

Net Assets — End of Year or Period	$855,825	$431,286	$1,043,562	$635,540	$1,126,552	$694,939

The accompanying notes are an integral part of these financial statements.

(c)	Units were made available on May 22, 2023.

FSA-104

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	INVESCO V.I. EQUITY AND INCOME FUND		INVESCO V.I. HEALTH CARE FUND		INVESCO V.I. HIGH YIELD FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$8,549	$9,627	$(12,145)	$(3,654)	$167,504	$80,101
Net realized gain (loss)	67,841	67,480	98,147	(9,057)	1,723	(29,139)
Net change in unrealized appreciation (depreciation) of investments	116,014	43,832	(44,576)	20,747	22,252	74,927

Net increase (decrease) in net assets resulting from operations	192,404	120,939	41,426	8,036	191,479	125,889

From Contractowners Transactions:
Payments received from contractowners	585,020	530,302	517,267	800,576	1,518,993	1,645,877
Transfers between Variable Investment Options including guaranteed interest account, net	(95,095)	135,991	829,917	(211,374)	447,953	90,209
Redemptions for contract benefits and terminations	(15,685)	(335)	(78,392)	(26,053)	(173,223)	(25,405)
Contract maintenance charges	(25)	(23)	(3,681)	(65)	(315)	(99)

Net increase (decrease) in net assets resulting from contractowners transactions	474,215	665,935	1,265,111	563,084	1,793,408	1,710,582

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	25	30	—	(6)	67	73

Net Increase (Decrease) in Net Assets	666,644	786,904	1,306,537	571,114	1,984,954	1,836,544
Net Assets — Beginning of Year or Period	1,723,942	937,038	741,380	170,266	2,310,970	474,426

Net Assets — End of Year or Period	$2,390,586	$1,723,942	$2,047,917	$741,380	$4,295,924	$2,310,970

The accompanying notes are an integral part of these financial statements.

FSA-105

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	INVESCO V.I. MAIN STREET MID CAP FUND		INVESCO V.I. SMALL CAP EQUITY FUND		JANUS HENDERSON BALANCED PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(5,728)	$(1,827)	$(23,818)	$(5,370)	$175,576	$71,726
Net realized gain (loss)	27,759	(4,689)	142,733	8,410	163,972	13,939
Net change in unrealized appreciation (depreciation) of investments	46,829	27,252	130,336	69,793	1,547,502	633,373

Net increase (decrease) in net assets resulting from operations	68,860	20,736	249,251	72,833	1,887,050	719,038

From Contractowners Transactions:
Payments received from contractowners	321,583	279,126	2,213,924	921,796	12,854,484	8,485,577
Transfers between Variable Investment Options including guaranteed interest account, net	(14,748)	(21,678)	(2,540)	54,466	746,665	787,113
Redemptions for contract benefits and terminations	(25,590)	(1,139)	(22,068)	(7,213)	(941,188)	(440,991)
Contract maintenance charges	(13)	(7)	(148)	(67)	(1,236)	—

Net increase (decrease) in net assets resulting from contractowners transactions	281,232	256,302	2,189,168	968,982	12,658,725	8,831,699

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	65	—	79	32	444	252

Net Increase (Decrease) in Net Assets	350,157	277,038	2,438,498	1,041,847	14,546,219	9,550,989
Net Assets — Beginning of Year or Period	318,870	41,832	1,158,041	116,194	9,952,759	401,770

Net Assets — End of Year or Period	$669,027	$318,870	$3,596,539	$1,158,041	$24,498,978	$9,952,759

The accompanying notes are an integral part of these financial statements.

FSA-106

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO		LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO		MACQUARIE VIP EMERGING MARKETS SERIES
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$70,101	$27,331	$352,220	$145,222	$3,304	$(314)
Net realized gain (loss)	(1,612)	(2,744)	(5,912)	(87,589)	4,493	343
Net change in unrealized appreciation (depreciation) of investments	(60,275)	12,789	(63,934)	89,109	3,528	19,507

Net increase (decrease) in net assets resulting from operations	8,214	37,376	282,374	146,742	11,325	19,536

From Contractowners Transactions:
Payments received from contractowners	1,010,439	1,088,597	3,331,387	2,708,219	1,821	187,726
Transfers between Variable Investment Options including guaranteed interest account, net	376,403	84,305	540,278	(101,737)	(5,995)	46,907
Redemptions for contract benefits and terminations	(60,488)	(35,328)	(136,529)	(80,949)	(25,589)	(8,645)
Contract maintenance charges	(53)	(11)	(364)	(65)	(21)	—

Net increase (decrease) in net assets resulting from contractowners transactions	1,326,301	1,137,563	3,734,772	2,525,468	(29,784)	225,988

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	36	30	113	78	5	7

Net Increase (Decrease) in Net Assets	1,334,551	1,174,969	4,017,259	2,672,288	(18,454)	245,531
Net Assets — Beginning of Year or Period	1,287,469	112,500	3,870,499	1,198,211	264,493	18,962

Net Assets — End of Year or Period	$2,622,020	$1,287,469	$7,887,758	$3,870,499	$246,039	$264,493

The accompanying notes are an integral part of these financial statements.

FSA-107

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	MACQUARIE VIP HIGH INCOME SERIES		MFS® INVESTORS TRUST SERIES		MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$144,725	$97,212	$(3,078)	$(1,856)	$(13,397)	$(8,969)
Net realized gain (loss)	(32,231)	(68,366)	39,394	21,290	96,223	2,955
Net change in unrealized appreciation (depreciation) of investments	16,468	171,916	22,496	21,530	60,897	143,057

Net increase (decrease) in net assets resulting from operations	128,962	200,762	58,812	40,964	143,723	137,043

From Contractowners Transactions:
Payments received from contractowners	433,024	549,036	135,604	241,805	254,760	198,229
Transfers between Variable Investment Options including guaranteed interest account, net	(10,609)	153,388	44,043	4,773	9,898	18,947
Redemptions for contract benefits and terminations	(103,159)	(38,696)	(5,587)	(111,174)	(43,380)	(1,966)
Contract maintenance charges	(175)	(178)	(32)	(13)	(143)	(76)

Net increase (decrease) in net assets resulting from contractowners transactions	319,081	663,550	174,028	135,391	221,135	215,134

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	—	11	47	—	15	9

Net Increase (Decrease) in Net Assets	448,043	864,323	232,887	176,355	364,873	352,186
Net Assets — Beginning of Year or Period	2,463,841	1,599,518	321,628	145,273	891,565	539,379

Net Assets — End of Year or Period	$2,911,884	$2,463,841	$554,515	$321,628	$1,256,438	$891,565

The accompanying notes are an integral part of these financial statements.

FSA-108

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	MFS® VALUE SERIES		MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER TECHNOLOGY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$10,914	$4,095	$(10,422)	$(4,199)	$(110,952)	$(40,134)
Net realized gain (loss)	142,707	38,356	220,437	6,490	1,528,290	185,393
Net change in unrealized appreciation (depreciation) of investments	(28,277)	34,951	107,547	141,412	481,930	1,093,614

Net increase (decrease) in net assets resulting from operations	125,344	77,402	317,562	143,703	1,899,268	1,238,873

From Contractowners Transactions:
Payments received from contractowners	913,952	960,858	728,865	160,693	6,325,541	1,610,149
Transfers between Variable Investment Options including guaranteed interest account, net	209,595	163,494	16,765	25,300	355,101	665,004
Redemptions for contract benefits and terminations	(63,672)	(3,467)	(7,170)	(531)	(234,138)	(63,592)
Contract maintenance charges	(79)	—	(118)	(81)	(1,727)	(670)

Net increase (decrease) in net assets resulting from contractowners transactions	1,059,796	1,120,885	738,342	185,381	6,444,777	2,210,891

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	36	28	—	—	—	—

Net Increase (Decrease) in Net Assets	1,185,176	1,198,315	1,055,904	329,084	8,344,045	3,449,764
Net Assets — Beginning of Year or Period	1,219,083	20,768	666,535	337,451	5,206,772	1,757,008

Net Assets — End of Year or Period	$2,404,259	$1,219,083	$1,722,439	$666,535	$13,550,817	$5,206,772

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-109

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		PIMCO EMERGING MARKETS BOND PORTFOLIO		PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,180	$96,965	$7,092	$573	$19,655	$2,946
Net realized gain (loss)	(121,796)	(40,471)	389	(2)	357	3,239
Net change in unrealized appreciation (depreciation) of investments	143,330	(121,386)	964	4,355	(30,249)	15,024

Net increase (decrease) in net assets resulting from operations	28,714	(64,892)	8,445	4,926	(10,237)	21,209

From Contractowners Transactions:
Payments received from contractowners	330,431	383,916	139,485	52,085	469,388	491,486
Transfers between Variable Investment Options including guaranteed interest account, net	(217,097)	(77,490)	4,679	576	54,388	6,887
Redemptions for contract benefits and terminations	(42,157)	(7,940)	(596)	—	(34,253)	(388)
Contract maintenance charges	(44)	(28)	(13)	—	(26)	—

Net increase (decrease) in net assets resulting from contractowners transactions	71,133	298,458	143,555	52,661	489,497	497,985

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	—	(11)	28	13	11	36

Net Increase (Decrease) in Net Assets	99,847	233,555	152,028	57,600	479,271	519,230
Net Assets — Beginning of Year or Period	864,022	630,467	57,600	—	543,218	23,988

Net Assets — End of Year or Period	$963,869	$864,022	$209,628	$57,600	$1,022,489	$543,218

The accompanying notes are an integral part of these financial statements.

FSA-110

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO		PIMCO INCOME PORTFOLIO		PRINCIPAL BLUE CHIP ACCOUNT
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,169	$431	$406,512	$87,577	$(5,404)	$(467)
Net realized gain (loss)	736	15	16,359	(21,673)	12,178	285
Net change in unrealized appreciation (depreciation) of investments	4,830	2,497	(94,157)	125,580	77,900	22,082

Net increase (decrease) in net assets resulting from operations	8,735	2,943	328,714	191,484	84,674	21,900

From Contractowners Transactions:
Payments received from contractowners	100,114	35,158	7,056,763	3,023,136	617,557	153,652
Transfers between Variable Investment Options including guaranteed interest account, net	4	(155)	2,090,317	763,772	(952)	21,990
Redemptions for contract benefits and terminations	(3,920)	—	(448,050)	(99,495)	(3,146)	(1,703)
Contract maintenance charges	(16)	—	(231)	(27)	(21)	—

Net increase (decrease) in net assets resulting from contractowners transactions	96,182	35,003	8,698,799	3,687,386	613,438	173,939

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	6	—	1,104	512	20	6

Net Increase (Decrease) in Net Assets	104,923	37,946	9,028,617	3,879,382	698,132	195,845
Net Assets — Beginning of Year or Period	37,946	—	4,342,936	463,554	195,845	—

Net Assets — End of Year or Period	$142,869	$37,946	$13,371,553	$4,342,936	$893,977	$195,845

The accompanying notes are an integral part of these financial statements.

FSA-111

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	PRINCIPAL EQUITY INCOME ACCOUNT		PROFUND VP BIOTECHNOLOGY		PUTNAM VT GLOBAL ASSET ALLOCATION FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,007	$(375)	$(9,504)	$(6,335)	$2,717	$713
Net realized gain (loss)	5,341	(76)	257,637	30,936	4,504	830
Net change in unrealized appreciation (depreciation) of investments	19,433	14,785	(261,120)	27,150	24,176	21,962

Net increase (decrease) in net assets resulting from operations	27,781	14,334	(12,987)	51,751	31,397	23,505

From Contractowners Transactions:
Payments received from contractowners	167,729	122,156	111,231	121,999	—	203,987
Transfers between Variable Investment Options including guaranteed interest account, net	(35)	4,321	(1,034)	(12,819)	(4,037)	(4,956)
Redemptions for contract benefits and terminations	(5,014)	(1,587)	(22,468)	(5,509)	(16,642)	(10,931)
Contract maintenance charges	—	5	(160)	(154)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	162,680	124,895	87,569	103,517	(20,679)	188,100

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	15	—	—	6	36	7

Net Increase (Decrease) in Net Assets	190,476	139,229	74,582	155,274	10,754	211,612
Net Assets — Beginning of Year or Period	139,229	—	615,358	460,084	211,612	—

Net Assets — End of Year or Period	$329,705	$139,229	$689,940	$615,358	$222,366	$211,612

The accompanying notes are an integral part of these financial statements.

FSA-112

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	PUTNAM VT RESEARCH FUND		T. ROWE PRICE EQUITY INCOME PORTFOLIO		TEMPLETON DEVELOPING MARKETS VIP FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(7,234)	$(318)	$22,688	$6,959	$12,153	$1,063
Net realized gain (loss)	21,702	430	307,224	38,244	920	(3,096)
Net change in unrealized appreciation (depreciation) of investments	169,527	15,243	(206,584)	40,881	16,583	21,880

Net increase (decrease) in net assets resulting from operations	183,995	15,355	123,328	86,084	29,656	19,847

From Contractowners Transactions:
Payments received from contractowners	965,301	79,407	3,072,748	1,243,722	263,787	56,605
Transfers between Variable Investment Options including guaranteed interest account, net	240,241	4,929	149,016	(39,218)	(76,316)	15,939
Redemptions for contract benefits and terminations	(28,852)	(549)	(194,000)	(46,453)	(52,322)	(5,990)
Contract maintenance charges	(61)	—	(615)	—	(24)	(22)

Net increase (decrease) in net assets resulting from contractowners transactions	1,176,629	83,787	3,027,149	1,158,051	135,125	66,532

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	42	—	83	—	10	—

Net Increase (Decrease) in Net Assets	1,360,666	99,142	3,150,560	1,244,135	164,791	86,379
Net Assets — Beginning of Year or Period	108,240	9,098	1,254,661	10,526	246,356	159,977

Net Assets — End of Year or Period	$1,468,906	$108,240	$4,405,221	$1,254,661	$411,147	$246,356

The accompanying notes are an integral part of these financial statements.

FSA-113

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	TEMPLETON GLOBAL BOND VIP FUND
	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(9,598)	$(4,390)
Net realized gain (loss)	(10,523)	(3,484)
Net change in unrealized appreciation (depreciation) of investments	(99,393)	23,303

Net increase (decrease) in net assets resulting from operations	(119,514)	15,429

From Contractowners Transactions:
Payments received from contractowners	672,177	294,289
Transfers between Variable Investment Options including guaranteed interest account, net	131,214	103,616
Redemptions for contract benefits and terminations	(91,066)	(27,566)
Contract maintenance charges	(50)	(27)

Net increase (decrease) in net assets resulting from contractowners transactions	712,275	370,312

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	49	10

Net Increase (Decrease) in Net Assets	592,810	385751
Net Assets — Beginning of Year or Period	574,751	189,000

Net Assets — End of Year or Period	$1,167,561	$574,751

The accompanying notes are an integral part of these financial statements.

FSA-114

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

The change in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	IB	9	(3)	6	20	(1)	19

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	267	(78)	189	344	(359)	(15)

1290 VT EQUITY INCOME	IB	14	(4)	10	44	(4)	40

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	9	(2)	7	43	—	43

1290 VT GAMCO SMALL COMPANY VALUE	IB	429	(22)	407	211	(4)	207

1290 VT HIGH YIELD BOND	IB	354	(12)	342	108	(4)	104

1290 VT MICRO CAP	IB	21	(4)	17	25	(1)	24

1290 VT MODERATE GROWTH ALLOCATION	IB	2,023	(215)	1,808	2,593	(120)	2,473

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	20	(2)	18	46	(36)	10

1290 VT NATURAL RESOURCES	IB	75	(20)	55	121	(69)	52

1290 VT REAL ESTATE	IB	51	(22)	29	61	(6)	55

1290 VT SMALL CAP VALUE	IB	101	(43)	58	92	(29)	63

1290 VT SMARTBETA EQUITY ESG	IB	40	(20)	20	21	(14)	7

1290 VT SOCIALLY RESPONSIBLE	IB	27	(10)	17	39	(4)	35

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	11	(4)	7	19	(1)	18

AB VPS RELATIVE VALUE PORTFOLIO	CLASS B	38	(4)	34	18	(1)	17

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	8	(1)	7	12	(1)	11

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	831	(58)	773	283	(25)	258

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	CLASS 4	116	(4)	112	71	(2)	69

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	29	(7)	22	23	(1)	22

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	CLASS 4	261	(12)	249	92	(5)	87

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	CLASS 4	192	(15)	177	64	(2)	62

The accompanying notes are an integral part of these financial statements.

FSA-115

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	184	(34)	150	118	(9)	109

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	103	(19)	84	64	(25)	39

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	92	(24)	68	176	(52)	124

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	32	(3)	29	18	(4)	14

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLASS II	56	(3)	53	80	(1)	79

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	31	(13)	18	30	(6)	24

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	266	(163)	103	347	(28)	319

EQ/500 MANAGED VOLATILITY	IB	147	(6)	141	77	(1)	76

EQ/AB DYNAMIC AGGRESSIVE GROWTH	IB	10,198	(121)	10,077	8,642	(450)	8,192

EQ/AB DYNAMIC GROWTH	IB	5,124	(218)	4,906	4,101	(133)	3,968

EQ/AB DYNAMIC MODERATE GROWTH	IB	3,538	(67)	3,471	2,606	(91)	2,515

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	180	(121)	59	241	(122)	119

EQ/AB SMALL CAP GROWTH	IB	210	(12)	198	81	(1)	80

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	53	(1)	52	9	—	9

EQ/AGGRESSIVE ALLOCATION	IB	40	(42)	(2)	60	(3)	57

EQ/AGGRESSIVE GROWTH STRATEGY	IB	18,055	(137)	17,918	10,757	(259)	10,498

EQ/ALL ASSET GROWTH ALLOCATION	IB	36	(15)	21	35	(1)	34

EQ/AMERICAN CENTURY MID CAP VALUE	IB	137	(34)	103	120	(9)	111

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	IB	2,387	(142)	2,245	2,011	(88)	1,923

EQ/BALANCED STRATEGY	IB	4,697	(111)	4,586	6,330	(288)	6,042

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	200	(22)	178	93	(7)	86

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	43	(6)	37	41	(6)	35

EQ/COMMON STOCK INDEX	IA	54	(16)	38	32	(8)	24

EQ/COMMON STOCK INDEX	IB	224	(40)	184	128	(3)	125

EQ/CONSERVATIVE ALLOCATION	IB	109	(50)	59	168	(9)	159

The accompanying notes are an integral part of these financial statements.

FSA-116

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/CONSERVATIVE GROWTH STRATEGY	IB	2,842	(268)	2,574	2,668	(125)	2,543

EQ/CONSERVATIVE STRATEGY	IB	2,088	(614)	1,474	2,342	(276)	2,066

EQ/CORE BOND INDEX	IB	1,024	(69)	955	552	(40)	512

EQ/CORE PLUS BOND	IB	251	(59)	192	225	(10)	215

EQ/EMERGING MARKETS EQUITY PLUS	IB	41	(10)	31	84	(5)	79

EQ/EQUITY 500 INDEX	IA	162	(24)	138	135	(27)	108

EQ/EQUITY 500 INDEX	IB	880	(54)	826	761	(86)	675

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	157	(19)	138	136	(3)	133

EQ/FRANKLIN MODERATE ALLOCATION	IB	2,901	(106)	2,795	2,413	(42)	2,371

EQ/FRANKLIN RISING DIVIDENDS	IB	243	(71)	172	229	(10)	219

EQ/GOLDMAN SACHS GROWTH ALLOCATION	IB	9,388	(106)	9,282	6,826	(60)	6,766

EQ/GOLDMAN SACHS MID CAP VALUE	IB	119	(6)	113	26	(5)	21

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	IB	4,997	(167)	4,830	5,229	(14)	5,215

EQ/GROWTH STRATEGY	IB	7,158	(106)	7,052	6,360	(73)	6,287

EQ/INTERMEDIATE CORPORATE BOND	IB	173	(9)	164	5	—	5

EQ/INTERMEDIATE GOVERNMENT BOND	IB	445	(214)	231	282	(9)	273

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	3	(1)	2	10	(4)	6

EQ/INTERNATIONAL EQUITY INDEX	IA	59	(14)	45	40	(8)	32

EQ/INTERNATIONAL EQUITY INDEX	IB	294	(6)	288	152	(3)	149

EQ/INVESCO COMSTOCK	IB	102	(14)	88	1	—	1

EQ/INVESCO GLOBAL	IB	73	(8)	65	42	(1)	41

EQ/INVESCO GLOBAL REAL ASSETS	IB	49	(6)	43	19	(3)	16

EQ/INVESCO MODERATE ALLOCATION	IB	2,357	(183)	2,174	2,338	(72)	2,266

EQ/INVESCO MODERATE GROWTH ALLOCATION	IB	3,347	(119)	3,228	3,223	(15)	3,208

EQ/JANUS ENTERPRISE	IB	236	(50)	186	104	(5)	99

The accompanying notes are an integral part of these financial statements.

FSA-117

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/JPMORGAN GROWTH ALLOCATION	IB	9,677	(171)	9,506	7,821	(56)	7,765

EQ/JPMORGAN GROWTH STOCK	IB	349	(37)	312	210	(11)	199

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	581	(114)	467	450	(13)	437

EQ/LARGE CAP GROWTH INDEX	IB	319	(34)	285	160	(3)	157

EQ/LARGE CAP VALUE INDEX	IB	255	(18)	237	112	(4)	108

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	4	(3)	1	8	(5)	3

EQ/LAZARD EMERGING MARKETS EQUITY	IB	79	(7)	72	56	(3)	53

EQ/LONG-TERM BOND	IB	28	—	28	—	—	—

EQ/LOOMIS SAYLES GROWTH	IB	150	(32)	118	49	(3)	46

EQ/MFS INTERNATIONAL GROWTH	IB	204	(32)	172	101	(3)	98

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	181	(18)	163	128	(5)	123

EQ/MFS MID CAP FOCUSED GROWTH	IB	12	(3)	9	11	(1)	10

EQ/MFS TECHNOLOGY	IB	441	(38)	403	193	(10)	183

EQ/MFS UTILITIES SERIES	IB	48	(20)	28	76	(23)	53

EQ/MID CAP INDEX	IB	370	(56)	314	168	(6)	162

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	4	(2)	2	3	(1)	2

EQ/MODERATE ALLOCATION	IA	23	(61)	(38)	77	(11)	66

EQ/MODERATE ALLOCATION	IB	460	(51)	409	682	(11)	671

EQ/MODERATE GROWTH STRATEGY	IB	6,115	(113)	6,002	6,016	(96)	5,920

EQ/MODERATE-PLUS ALLOCATION	IB	199	(27)	172	336	(33)	303

EQ/MONEY MARKET	IA	3,718	(3,095)	623	4,315	(2,455)	1,860

EQ/MONEY MARKET	IB	1,061,382	(1,033,303)	28,079	655,824	(635,462)	20,362

EQ/PIMCO GLOBAL REAL RETURN	IB	96	(8)	88	33	(5)	28

EQ/PIMCO REAL RETURN	IB	36	(31)	5	86	(27)	59

EQ/PIMCO TOTAL RETURN ESG	IB	372	(56)	316	208	(45)	163

The accompanying notes are an integral part of these financial statements.

FSA-118

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/PIMCO ULTRA SHORT BOND	IB	482	(84)	398	341	(100)	241

EQ/SMALL COMPANY INDEX	IB	264	(9)	255	101	(3)	98

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	209	(42)	167	121	(25)	96

EQ/VALUE EQUITY	IB	72	(9)	63	50	(5)	45

EQ/WELLINGTON ENERGY	IB	649	(257)	392	300	(140)	160

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	150	(12)	138	193	(5)	188

EQUITABLE GROWTH MF/ETF	IB	124	(4)	120	280	—	280

EQUITABLE MODERATE GROWTH MF/ETF	IB	289	(75)	214	301	(4)	297

FEDERATED HERMES HIGH INCOME BOND FUND II	SERVICE CLASS	152	(12)	140	109	(6)	103

FEDERATED HERMES KAUFMANN FUND II	SERVICE CLASS	21	(1)	20	22	(1)	21

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	314	(13)	301	137	(5)	132

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	909	(76)	833	458	(36)	422

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	CLASS I	5	(2)	3	37	(4)	33

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	CLASS I	82	(24)	58	157	(4)	153

FRANKLIN ALLOCATION VIP FUND	CLASS 2	2	(2)	—	19	(3)	16

FRANKLIN INCOME VIP FUND	CLASS 2	242	(60)	182	246	(15)	231

HARTFORD DISCIPLINED EQUITY HLS FUND	IC	7	—	7	13	—	13

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	SERIES II	39	(8)	31	53	—	53

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	20	(9)	11	13	(1)	12

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	39	(11)	28	47	(2)	45

INVESCO V.I. HEALTH CARE FUND	SERIES II	174	(83)	91	79	(40)	39

INVESCO V.I. HIGH YIELD FUND	SERIES II	167	(21)	146	163	(17)	146

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	17	(2)	15	14	(2)	12

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	118	(10)	108	48	(4)	44

The accompanying notes are an integral part of these financial statements.

FSA-119

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	718	(58)	660	623	(82)	541

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	SERVICE SHARES	142	(14)	128	127	(12)	115

LORD ABBETT SERIES FUND—BOND DEBENTURE PORTFOLIO	VC SHARES	332	(39)	293	252	(34)	218

MACQUARIE VIP EMERGING MARKETS SERIES	SERVICE CLASS	—	(3)	(3)	22	(1)	21

MACQUARIE VIP HIGH INCOME SERIES	SERVICE CLASS	28	(11)	17	50	(15)	35

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	6	(1)	5	10	(4)	6

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	5	(1)	4	8	(2)	6

MFS® VALUE SERIES	SERVICE CLASS	55	(5)	50	74	(8)	66

MULTIMANAGER AGGRESSIVE EQUITY	IB	14	—	14	4	—	4

MULTIMANAGER TECHNOLOGY	IB	184	(23)	161	90	(14)	76

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	39	(38)	1	44	(13)	31

PIMCO EMERGING MARKETS BOND PORTFOLIO	ADVISOR CLASS	12	—	12	5	—	5

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	ADVISOR CLASS	60	(10)	50	53	—	53

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	ADVISOR CLASS	7	—	7	3	—	3

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	834	(75)	759	373	(27)	346

PRINCIPAL BLUE CHIP ACCOUNT	CLASS 3	56	(4)	52	18	—	18

PRINCIPAL EQUITY INCOME ACCOUNT	CLASS 3	16	(1)	15	14	—	14

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	3	(1)	2	4	(2)	2

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	CLASS IB	—	(1)	(1)	15	(1)	14

PUTNAM VT RESEARCH FUND	CLASS IB	49	(5)	44	4	—	4

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	164	(9)	155	79	(10)	69

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	23	(11)	12	7	(1)	6

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	108	(18)	90	47	(5)	42

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-120

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements

December 31, 2024

1.	Organization

Equitable America Variable Account 70A (“the Account”) was established by Equitable Financial Life Insurance Company of America (“Equitable America”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AB Variable Product Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., Delaware VIP® Trust, Eaton Vance Variable Trust, EQ Advisors Trust (“EQAT”), Federated Insurance Series, Fidelity® Variable Insurance Products, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc., Ivy Variable Insurance Portfolios, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, Principal Variable Contracts Funds, Inc., ProFunds, Putnam Variable Trust and T. Rowe Price Equity Series, Inc., (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AB Variable Product Series Fund, Inc.*

•	AB VPS Discovery Value Portfolio
•	AB VPS Relative Value Portfolio
•	AB VPS Sustainable Global Thematic Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Balanced-Risk Allocation Fund
•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Equity and Income Fund
•	Invesco V.I. Health Care Fund
•	Invesco V.I. High Yield Fund
•	Invesco V.I. Main Street Mid Cap Fund
•	Invesco V.I. Small Cap Equity Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Asset Allocation Fund
•	American Funds Insurance Series® Global Growth Fund
•	American Funds Insurance Series® Global Small Capitalization Fund
•	American Funds Insurance Series® Growth-Income Fund
•	American Funds Insurance Series® International Growth and Income Fund
•	American Funds Insurance Series® New World Fund®
•	American Funds Insurance Series® The Bond Fund of America®

BlackRock Variable Series Funds, Inc.

•	BlackRock Global Allocation V.I. Fund
•	BlackRock Large Cap Focus Growth V.I. Fund

Delaware VIP® Trust

•	Macquarie VIP Emerging Markets Series (1)

Eaton Vance Variable Trust

•	Eaton Vance VT Floating-Rate Income Fund

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income (2)
•	1290 VT GAMCO Mergers & Acquisitions (2)
•	1290 VT GAMCO Small Company Value (2)
•	1290 VT High Yield Bond
•	1290 VT Micro Cap
•	1290 VT Moderate Growth Allocation
•	1290 VT Multi-Alternative Strategies
•	1290 VT Natural Resources
•	1290 VT Real Estate
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity ESG
•	1290 VT Socially Responsible
•	EQ/500 Managed Volatility
•	EQ/AB Dynamic Aggressive Growth
•	EQ/AB Dynamic Growth
•	EQ/AB Dynamic Moderate Growth
•	EQ/AB Short Duration Government Bond

FSA-121

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

1.	Organization (Continued)

•	EQ/AB Small Cap Growth(2)
•	EQ/AB Sustainable U.S. Thematic
•	EQ/Aggressive Allocation
•	EQ/Aggressive Growth Strategy
•	EQ/All Asset Growth Allocation(2)
•	EQ/American Century Mid Cap Value
•	EQ/American Century Moderate Growth Allocation
•	EQ/Balanced Strategy
•	EQ/ClearBridge Large Cap Growth ESG
•	EQ/ClearBridge Select Equity Managed Volatility(2)
•	EQ/Common Stock Index
•	EQ/Conservative Allocation
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Core Bond Index
•	EQ/Core Plus Bond
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Moderate Allocation
•	EQ/Franklin Rising Dividends
•	EQ/Goldman Sachs Growth Allocation
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Goldman Sachs Moderate Growth Allocation
•	EQ/Growth Strategy
•	EQ/Intermediate Corporate Bond
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility(2)
•	EQ/International Equity Index
•	EQ/Invesco Comstock(2)
•	EQ/Invesco Global(2)
•	EQ/Invesco Global Real Assets
•	EQ/Invesco Moderate Allocation
•	EQ/Invesco Moderate Growth Allocation
•	EQ/Janus Enterprise(2)
•	EQ/JPMorgan Growth Allocation
•	EQ/JPMorgan Growth Stock(2)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Growth Index(2)
•	EQ/Large Cap Value Index(2)
•	EQ/Large Cap Value Managed Volatility(2)
•	EQ/Lazard Emerging Markets Equity
•	EQ/Long-Term Bond
•	EQ/Loomis Sayles Growth(2)
•	EQ/MFS International Growth(2)
•	EQ/MFS International Intrinsic Value
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index(2)
•	EQ/Mid Cap Value Managed Volatility(2)
•	EQ/Moderate Allocation
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation
•	EQ/Money Market
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return ESG
•	EQ/PIMCO Ultra Short Bond(2)
•	EQ/Small Company Index(2)
•	EQ/T. Rowe Price Health Sciences
•	EQ/Value Equity(2)
•	EQ/Wellington Energy
•	Equitable Conservative Growth MF/ETF
•	Equitable Growth MF/ETF
•	Equitable Moderate Growth MF/ETF
•	Multimanager Aggressive Equity
•	Multimanager Technology

Federated Insurance Series

•	Federated Hermes High Income Bond Fund II
•	Federated Hermes Kaufmann Fund II

Fidelity® Variable Insurance Products

•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Strategic Income Portfolio

First Trust Variable Insurance Trust

•	First Trust Multi Income Allocation Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Allocation VIP Fund
•	Franklin Income VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund

Hartford Series Fund, Inc.

•	Hartford Disciplined Equity HLS Fund

Ivy Variable Insurance Portfolios

•	Macquarie VIP High Income Series(3)

Janus Aspen Series

•	Janus Henderson Balanced Portfolio
•	Janus Henderson Flexible Bond Portfolio

FSA-122

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

1.	Organization (Concluded)

Legg Mason Partners Variable Equity Trust

•	ClearBridge Variable Appreciation Portfolio
•	ClearBridge Variable Mid Cap Portfolio

Lord Abbett Series Fund, Inc.

•	Lord Abbett Series Fund — Bond Debenture Portfolio

MFS® Variable Insurance Trust

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio
•	MFS® Value Series

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio
•	PIMCO Emerging Markets Bond Portfolio
•	PIMCO Global Bond Opportunities Portfolio (Unhedged)
•	PIMCO Global Managed Asset Allocation Portfolio
•	PIMCO Income Portfolio

Principal Variable Contracts Funds, Inc.

•	Principal Blue Chip Account
•	Principal Equity Income Account

ProFunds

•	ProFund VP Biotechnology

Putnam Variable Trust

•	Putnam VT Global Asset Allocation Fund
•	Putnam VT Research Fund

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Equity Income Portfolio

(1)	Formerly known as Delaware VIP Emerging Markets Series.
(2)	Effective June 21, 2024, the Class IA shares of this Variable Investment Option were combined with the Class IB shares of the same Variable Investment Option.
(3)	Formerly known as Delaware IVY VIP High Income.
*	An affiliate of Equitable America providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 6 of these financial statements.

The Account is used to fund benefits for variable annuities issued by Equitable America for the Retirement Cornerstone Series, Investment Edge and the Structured Capital Strategies (collectively, the “Contracts”). These annuities are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, or an individual retirement annuity. The annuities are offered under group and individual variable annuity forms.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable America’s other assets and liabilities. All Contracts are issued by Equitable America. The assets of the Account are the property of Equitable America. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable America may conduct.

The amount retained by Equitable America in the Account arises primarily from (1) contributions from Equitable America, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable America are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable America in the Account may be transferred at any time by Equitable America to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable America to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable America may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

FSA-123

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable America’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable America’s General Account, and/or index fund options of Separate Account No. 68A or Separate Account 71A.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and/or index fund options of Separate Account No. 68A or Separate Account 71A. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable America is required by state insurance laws to set aside additional assets in Equitable America’s General Account to provide for other policy benefits. Equitable America’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Income Taxes:

The operations of the Account are included in the federal income tax return of Equitable America which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable America is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable America retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

FSA-124

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Segment Reporting

The Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of this new standard impacted financial statement disclosures only and did not affect the Separate Account’s financial position or its results of operations.

Equitable America has identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

5.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the period ended December 31, 2024 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$155,968	$60,773
1290 VT DoubleLine Opportunistic Bond	2,878,363	821,175
1290 VT Equity Income	452,713	105,341
1290 VT GAMCO Mergers & Acquisitions	166,542	38,489
1290 VT GAMCO Small Company Value	10,261,438	760,621
1290 VT High Yield Bond	4,990,731	209,140
1290 VT Micro Cap	321,567	63,228
1290 VT Moderate Growth Allocation	27,710,054	3,738,072
1290 VT Multi-Alternative Strategies	209,376	18,502
1290 VT Natural Resources	994,915	265,591
1290 VT Real Estate	633,351	276,501

FSA-125

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

5.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
1290 VT Small Cap Value	$1,791,229	$647,662
1290 VT SmartBeta Equity ESG	911,318	433,863
1290 VT Socially Responsible	667,741	186,795
AB VPS Discovery Value Portfolio	203,448	71,916
AB VPS Relative Value Portfolio	859,949	89,424
AB VPS Sustainable Global Thematic Portfolio	166,154	20,147
American Funds Insurance Series® Asset Allocation Fund	15,703,229	1,235,707
American Funds Insurance Series® Global Growth Fund	2,683,890	116,754
American Funds Insurance Series® Global Small Capitalization Fund	537,019	126,759
American Funds Insurance Series® Growth-Income Fund	6,927,550	365,175
American Funds Insurance Series® International Growth And Income Fund	2,462,189	198,860
American Funds Insurance Series® New World Fund®	2,891,243	536,753
American Funds Insurance Series® The Bond Fund of America®	1,129,174	206,500
BlackRock Global Allocation V.I. Fund	1,847,480	406,738
BlackRock Large Cap Focus Growth V.I. Fund	2,363,597	246,746
ClearBridge Variable Appreciation Portfolio	1,730,021	112,197
ClearBridge Variable Mid Cap Portfolio	515,019	224,336
Eaton Vance VT Floating-Rate Income Fund	3,771,143	2,128,154
EQ/500 Managed Volatility	2,536,467	115,654
EQ/AB Dynamic Aggressive Growth	145,416,333	4,461,775
EQ/AB Dynamic Growth	74,347,797	4,669,911
EQ/AB Dynamic Moderate Growth	65,787,984	2,438,057
EQ/AB Short Duration Government Bond	1,806,837	1,175,282
EQ/AB Small Cap Growth	5,369,659	372,725
EQ/AB Sustainable U.S. Thematic	588,230	11,345
EQ/Aggressive Allocation	807,367	754,576
EQ/Aggressive Growth Strategy	472,819,878	11,535,486
EQ/All Asset Growth Allocation	697,877	324,805
EQ/American Century Mid Cap Value	3,236,255	805,135
EQ/American Century Moderate Growth Allocation	31,978,308	2,506,418
EQ/Balanced Strategy	103,498,077	5,054,018
EQ/ClearBridge Large Cap Growth ESG	4,760,210	503,821
EQ/ClearBridge Select Equity Managed Volatility	867,598	149,936
EQ/Common Stock Index	9,497,382	2,000,878
EQ/Conservative Allocation	1,215,616	523,477
EQ/Conservative Growth Strategy	53,039,519	5,538,908
EQ/Conservative Strategy	28,175,692	8,278,298
EQ/Core Bond Index	10,556,816	813,062
EQ/Core Plus Bond	2,876,515	669,318
EQ/Emerging Markets Equity PLUS	448,242	119,500
EQ/Equity 500 Index	34,318,274	3,317,249
EQ/Fidelity Institutional AM® Large Cap	5,417,704	840,469
EQ/Franklin Moderate Allocation	38,476,286	2,196,290
EQ/Franklin Rising Dividends	6,548,458	1,860,197
EQ/Goldman Sachs Growth Allocation	138,483,741	4,003,455
EQ/Goldman Sachs Mid Cap Value	1,862,582	198,924
EQ/Goldman Sachs Moderate Growth Allocation	69,957,166	3,980,851
EQ/Growth Strategy	199,975,924	7,110,451
EQ/Intermediate Corporate Bond	2,057,455	113,201
EQ/Intermediate Government Bond	4,322,470	2,050,734
EQ/International Core Managed Volatility	68,186	12,994
EQ/International Equity Index	5,243,240	376,410
EQ/Invesco Comstock	2,480,109	275,465

FSA-126

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

5.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/Invesco Global	$1,804,602	$226,623
EQ/Invesco Global Real Assets	631,958	101,516
EQ/Invesco Moderate Allocation	31,867,029	3,083,586
EQ/Invesco Moderate Growth Allocation	47,362,728	2,869,947
EQ/Janus Enterprise	5,580,535	1,231,830
EQ/JPMorgan Growth Allocation	145,278,925	5,138,045
EQ/JPMorgan Growth Stock	11,892,314	1,558,672
EQ/JPMorgan Value Opportunities	12,808,453	2,125,820
EQ/Large Cap Growth Index	13,848,375	1,670,007
EQ/Large Cap Value Index	5,736,198	464,426
EQ/Large Cap Value Managed Volatility	228,473	106,017
EQ/Lazard Emerging Markets Equity	1,120,929	107,484
EQ/Long-Term Bond	329,699	6,095
EQ/Loomis Sayles Growth	7,479,181	1,333,841
EQ/MFS International Growth	4,017,402	639,977
EQ/MFS International Intrinsic Value	3,632,853	496,458
EQ/MFS Mid Cap Focused Growth	659,914	163,999
EQ/MFS Technology	14,016,708	1,502,318
EQ/MFS Utilities Series	935,557	439,413
EQ/Mid Cap Index	8,971,490	1,545,134
EQ/Mid Cap Value Managed Volatility	221,075	75,508
EQ/Moderate Allocation	7,755,598	1,920,669
EQ/Moderate Growth Strategy	154,119,668	6,009,423
EQ/Moderate-Plus Allocation	3,736,391	491,841
EQ/Money Market	11,513,328,641	11,187,704,620
EQ/PIMCO Global Real Return	1,035,234	92,494
EQ/PIMCO Real Return	569,964	405,555
EQ/PIMCO Total Return ESG	4,339,313	669,082
EQ/PIMCO Ultra Short Bond	5,349,077	931,172
EQ/Small Company Index	5,940,426	276,155
EQ/T. Rowe Price Health Sciences	4,757,285	1,072,369
EQ/Value Equity	1,376,386	221,502
EQ/Wellington Energy	4,240,824	1,677,308
Equitable Conservative Growth MF/ETF	2,362,938	198,719
Equitable Growth MF/ETF	1,466,416	80,568
Equitable Moderate Growth MF/ETF	3,176,450	823,254
Federated Hermes High Income Bond Fund II	2,047,250	178,977
Federated Hermes Kaufmann Fund II	428,842	30,127
Fidelity® VIP Mid Cap Portfolio	8,393,307	399,127
Fidelity® VIP Strategic Income Portfolio	11,708,028	1,109,365
First Trust Multi Income Allocation Portfolio	110,129	29,642
First Trust/Dow Jones Dividend & Income Allocation Portfolio	1,493,128	466,842
Franklin Allocation VIP Fund	57,076	48,934
Franklin Income VIP Fund	4,302,305	1,141,594
Hartford Disciplined Equity HLS Fund	340,083	18,079
Invesco V.I. Balanced-Risk Allocation Fund	557,181	110,327
Invesco V.I. Diversified Dividend Fund	663,285	282,924
Invesco V.I. Equity And Income Fund	782,100	211,556
Invesco V.I. Health Care Fund	2,468,600	1,215,633
Invesco V.I. High Yield Fund	2,275,455	314,420
Invesco V.I. Main Street Mid Cap Fund	362,244	72,185
Invesco V.I. Small Cap Equity Fund	2,605,531	311,217
Janus Henderson Balanced Portfolio	14,186,635	1,351,817
Janus Henderson Flexible Bond Portfolio	1,555,202	158,795
Lord Abbett Series Fund — Bond Debenture Portfolio	4,643,749	556,585
Macquarie VIP Emerging Markets Series	10,405	36,888

FSA-127

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

5.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
Macquarie VIP High Income Series	$712,574	$248,766
MFS® Investors Trust Series	257,951	57,487
MFS® Massachusetts Investors Growth Stock Portfolio	384,798	75,696
MFS® Value Series	1,314,446	105,523
Multimanager Aggressive Equity	978,452	24,432
Multimanager Technology	8,975,396	1,111,492
PIMCO CommodityRealReturn® Strategy Portfolio	411,194	332,883
PIMCO Emerging Markets Bond Portfolio	156,242	5,595
PIMCO Global Bond Opportunities Portfolio (Unhedged)	612,193	103,042
PIMCO Global Managed Asset Allocation Portfolio	105,399	6,048
PIMCO Income Portfolio	10,047,722	941,074
Principal Blue Chip Account	666,357	58,323
Principal Equity Income Account	182,758	14,151
ProFund Vp Biotechnology	395,461	35,502
Putnam VT Global Asset Allocation Fund	7,069	25,031
Putnam VT Research Fund	1,320,515	146,367
T. Rowe Price Equity Income Portfolio	3,531,458	197,258
Templeton Developing Markets VIP Fund	297,466	146,758
Templeton Global Bond VIP Fund	852,175	149,498

6.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an affiliate of Equitable America and EIMG. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, an affiliate of Equitable America, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable America, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 2.57% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable America, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.40% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may

FSA-128

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

6.	Expenses and Related Party Transactions (Concluded)

also receive payments from the advisers or subadvisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein serves as an investment sub-advisor for a number of Portfolios in EQAT including the 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/AB Sustainable U.S. Thematic, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/Intermediate Corporate Bond, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Long-Term Bond, EQ/Mid Cap Index and EQ/Small Company Index as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”), or its subsidiaries (affiliates of Equitable America). Equitable Network receives commissions under its General Sales Agreement with Equitable America and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable America. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable America) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable America policies for these companies are appointed as agents of Equitable America and are registered representatives of the broker-dealers under contract with Equitable Distributors.

Equitable Financial Life Insurance Company, an affiliate of Equitable America, serves as the transfer agent for EQAT.

7.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, Equitable America charges the account for the following:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregated Charge
Retirement Cornerstone 19 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 19 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Investment Edge 21 — B(1)	0.60%	0.30%	0.10%	1.00%	1.00%
Investment Edge 21 — ADV(1)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment Edge 21 — Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%
Structured Capital Strategies PLUS 21	0.00%	—	—	0.00%	0.00%
Structured Capital Strategies Income B	0.00%	—	—	0.00%	0.00%
Structured Capital Strategies Income ADV	0.00%	—	—	0.00%	0.00%

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

(1)	We may deduct an annual fund facilitator fee with a maximum charge of 0.70% as an annual percentage of daily assets in order to make certain Variable Investment Options available under the contract. Currently the fee does not apply to any of the Investment Options offered.

FSA-129

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

7.	Asset-based Charges and Contractowner Charges (Continued)

The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative charge	Annually on each contract date anniversary.	Depending on account value, in Years 1 to 2 lesser of $30 or 2% of account value, thereafter $30.	Unit liquidation from account value

Contract Maintenance Fee	Annually on each contract date anniversary.	Depending on the account value, if less than $50,000 the fee is $50, for amounts of $50,000 or higher, $0.	Unit liquidation from account value

Withdrawal charge	At time of transaction	Low – 0%	Unit liquidation from account value
High – 8% in contract years 1 and 2. The charge declines 1% each contract year until it reaches 0% in contract year 10.
Note – Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Charge for each additional transfer in excess of 12 transfers per contract year	At time of transaction	Maximum Charge $35 Current Charge $0	Unit liquidation from account value

Special service charges

Express mail charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Wire transfer charge	At time of transaction	Current and Maximum Charge: $90	Unit liquidation from account value

Duplicate contract charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Check preparation charge	At time of transaction	Maximum Charge: $85 Current charge: $0	Unit liquidation from account value

Charge for third party transfer or exchange	At time of transaction	Maximum Charge: $125 Current charge: $65	Unit liquidation from account value

Note – This charge is currently waived. This waiver may discontinue at any time without notice.

Guaranteed Minimum Income Benefit	Annually on each contract anniversary	Current charge: 1.40%. Maximum charge 2.50%.	Unit liquidation from account value

Return of Principal Death Benefit Charge	Annually on each contract anniversary	Current charge: 0.35%. Maximum charge 2.50%.	Unit liquidation from account value

RMD Wealth Death Benefit	Annually on each contract anniversary	Issue age 20-64: Maximum charge: 1.20 Current charge: 0.60% Issue age 65-68: 2.00% – 1.00%	Unit liquidation from account value

Highest Anniversary Value (HAV)	Annually on each contract anniversary	Current and max charge 0.35%	Unit liquidation from account value

FSA-130

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Return of Premium Death Benefit	Annually on each contract anniversary	Current charge 0.30% max charge 0.50%	Unit liquidation from account value

Guaranteed Lifetime Withdrawal Benefit	Annually on each contract anniversary	Level Income Option: Single life Fee = 1.50% (% of benefit base). Joint life Fee = 1.50% (% of benefit base).	Unit liquidation from account value

Accelerated Income Option: Single life Fee = 1.50% (% of benefit base). Joint life Fee = 1.50% (% of benefit base).

Note – 1.50% cannot raise fee on inforce contracts

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest
1290 VT Convertible Securities (Class IB)
2024	25	$ 437	$17.14	$18.98	1.00%	1.25%	2.05%	8.40%	8.69%
2023	19	$ 312	$15.77	$17.51	1.00%	1.25%	4.62%	12.32%	12.56%

1290 VT DoubleLine Opportunistic Bond (Class IB)
2024	289	$2,963	$ 9.63	$11.12	0.00%	1.65%	6.77%	1.16%	2.87%
2023	100	$1,002	$ 9.82	$10.07	1.00%	1.30%	1.58%	5.14%	5.56%
2022	115	$1,093	$ 9.34	$9.54	1.00%	1.30%	6.60%	(14.47)%	1.60%
2021	23	$ 249	$10.92	$10.92	1.30%	1.30%	5.05%	(0.91)%	(0.91)%

1290 VT Equity Income (Class IB)
2024	70	$1,603	$18.19	$31.35	1.00%	1.65%	2.22%	7.99%	8.66%
2023	40	$ 669	$16.74	$18.59	1.00%	1.25%	3.20%	4.15%	4.36%
2022	—	$ 5	$16.04	$16.04	1.00%	1.00%	3.02%	1.97%	1.97%

1290 VT GAMCO Mergers & Acquisitions (Class IB)
2024	63	$ 873	$13.05	$15.73	1.00%	1.65%	1.98%	7.30%	8.03%
2023	43	$ 522	$12.08	$12.41	1.00%	1.25%	2.78%	8.10%	8.34%

1290 VT GAMCO Small Company Value (Class IB)
2024	712	$17,134	$24.62	$41.64	0.00%	1.65%	0.81%	9.72%	11.60%
2023	213	$ 3,996	$19.89	$22.06	0.00%	1.25%	0.92%	19.53%	21.01%
2022	6	$ 100	$15.44	$16.64	1.00%	1.25%	0.66%	(1.83)%	(1.78)%

FSA-131

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

1290 VT High Yield Bond (Class IB)
2024	493	$ 6,649	$13.31	$13.61	1.00%	1.65%	9.17%	5.75%	6.48%
2023	151	$ 1,951	$12.50	$12.87	1.00%	1.65%	9.61%	10.57%	11.31%
2022	47	$ 554	$11.23	$11.64	1.00%	1.65%	7.21%	(11.75)%	0.18%
2021	19	$ 262	$13.61	$13.61	1.30%	1.30%	12.24%	2.18%	2.18%

1290 VT Micro Cap (Class IB)
2024	55	$ 910	$16.33	$16.97	1.00%	1.65%	0.39%	18.16%	18.84%
2023	38	$ 549	$13.82	$14.28	1.00%	1.65%	0.83%	5.74%	6.49%
2022	14	$ 187	$13.07	$13.41	1.00%	1.65%	0.17%	(27.15)%	(3.80)%
2021	10	$ 184	$17.94	$18.15	1.30%	1.65%	0.00%	(12.70)%	(12.40)%

1290 VT Moderate Growth Allocation (Class IB)
2024	6,418	$86,138	$13.15	$13.43	1.30%	1.65%	1.93%	8.95%	9.36%
2023	4,610	$56,604	$12.07	$12.28	1.30%	1.65%	2.22%	14.41%	14.77%
2022	2,137	$22,851	$10.55	$10.70	1.30%	1.65%	2.22%	(18.72)%	(18.38)%
2021	781	$10,240	$12.98	$13.11	1.30%	1.65%	1.63%	8.53%	8.80%

1290 VT Multi-Alternative Strategies (Class IB)
2024	29	$ 309	$10.69	$11.45	0.00%	1.25%	3.53%	7.76%	9.15%
2023	11	$ 110	$ 9.92	$10.02	1.00%	1.25%	3.24%	3.77%	3.94%
2022	1	$ 6	$ 9.64	$ 9.64	1.00%	1.00%	0.00%	(0.92)%	(0.92)%

1290 VT Natural Resources (Class IB)
2024	161	$ 1,859	$10.67	$12.43	1.00%	1.65%	3.39%	(7.14)%	(6.40)%
2023	106	$ 1,301	$11.49	$13.28	1.00%	1.65%	4.25%	(0.52)%	0.08%
2022	54	$ 667	$11.55	$13.27	1.00%	1.65%	6.94%	(2.43)%	30.21%
2021	11	$ 98	$ 8.87	$ 9.15	1.30%	1.65%	7.40%	10.60%	10.77%

1290 VT Real Estate (Class IB)
2024	111	$ 1,252	$12.06	$13.30	0.00%	1.30%	3.58%	(0.50)%	0.83%
2023	82	$ 922	$10.73	$12.12	1.00%	1.30%	4.26%	8.02%	8.38%
2022	27	$ 304	$ 9.90	$11.22	1.00%	1.30%	0.20%	(25.99)%	(0.60)%
2021	15	$ 230	$15.16	$15.16	1.30%	1.30%	9.72%	20.03%	20.03%

1290 VT Small Cap Value (Class IB)
2024	201	$ 3,327	$16.14	$17.73	0.00%	1.65%	1.75%	18.85%	20.78%
2023	143	$ 1,988	$13.58	$14.03	1.00%	1.65%	1.49%	3.98%	4.70%
2022	80	$ 1,052	$13.06	$13.40	1.00%	1.65%	0.52%	(4.83)%	(1.58)%
2021	26	$ 349	$13.27	$13.42	1.30%	1.65%	2.41%	14.69%	15.00%

1290 VT SmartBeta Equity ESG (Class IB)
2024	91	$ 1,802	$17.68	$21.33	1.00%	1.30%	1.02%	14.81%	15.24%
2023	71	$ 1,225	$15.40	$18.51	1.00%	1.30%	1.56%	15.10%	15.40%
2022	64	$ 921	$13.38	$16.04	1.00%	1.30%	1.76%	(15.69)%	(0.80)%
2021	21	$ 332	$15.87	$15.87	1.30%	1.30%	3.88%	20.05%	20.05%

1290 VT Socially Responsible (Class IB)
2024	52	$ 1,221	$15.29	$27.29	1.00%	1.65%	0.53%	19.73%	20.49%
2023	35	$ 633	$12.77	$22.65	1.00%	1.65%	1.70%	25.32%	26.18%
2022	—	$ 1	$10.19	$10.19	1.65%	1.65%	0.00%	(2.77)%	(2.77)%

AB VPS Discovery Value Portfolio (Class B)
2024	25	$ 437	$17.79	$18.05	1.00%	1.25%	0.71%	8.34%	8.61%
2023	18	$ 292	$16.38	$16.66	1.00%	1.25%	1.03%	15.45%	15.68%

FSA-132

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

AB VPS Relative Value Portfolio (Class B)
2024	51	$ 1,122	$22.16	$24.68	0.00%	1.25%	1.40%	11.36%	12.75%
2023	17	$ 331	$19.48	$19.48	1.00%	1.00%	1.40%	10.62%	10.62%
2022	—	$ 3	$17.61	$17.61	1.00%	1.00%	0.00%	(1.89)%	(1.89)%

AB VPS Sustainable Global Thematic Portfolio (Class B)
2024	25	$ 527	$20.52	$21.10	1.00%	1.25%	0.00%	4.66%	4.91%
2023	18	$ 360	$19.56	$20.16	1.00%	1.25%	0.03%	14.22%	14.52%
2022	7	$ 122	$17.08	$17.08	1.00%	1.00%	0.00%	(1.44)%	(1.44)%

American Funds Insurance Series® Asset Allocation Fund (Class 4)
2024	1,041	$20,005	$20.39	$22.90	0.00%	1.25%	2.42%	14.61%	16.07%
2023	268	$ 4,521	$17.79	$19.73	0.00%	1.25%	4.04%	12.59%	14.05%
2022	10	$ 143	$14.59	$14.59	1.00%	1.00%	0.29%	(0.07)%	(0.07)%

American Funds Insurance Series® Global Growth Fund (Class 4)
2024	181	$ 4,079	$22.14	$25.21	1.00%	1.25%	1.82%	11.99%	12.21%
2023	69	$ 1,419	$19.73	$22.51	1.00%	1.25%	1.26%	20.76%	21.12%
2022	—	$ 6	$16.29	$18.64	1.00%	1.25%	0.31%	0.49%	0.49%

American Funds Insurance Series® Global Small Capitalization Fund (Class 4)
2024	54	$ 888	$14.30	$16.94	1.00%	1.65%	0.84%	0.41%	1.06%
2023	32	$ 499	$14.15	$16.87	1.00%	1.65%	0.03%	13.91%	14.67%
2022	10	$ 149	$12.34	$14.81	1.00%	1.65%	0.00%	(30.86)%	(1.99)%
2021	4	$ 88	$22.10	$22.10	1.30%	1.30%	0.00%	(3.41)%	(3.41)%

American Funds Insurance Series® Growth-Income Fund (Class 4)
2024	341	$ 9,224	$31.06	$34.88	0.00%	1.25%	1.42%	22.38%	23.91%
2023	92	$ 2,026	$25.38	$28.15	0.00%	1.25%	1.83%	24.23%	25.84%
2022	5	$ 85	$17.44	$20.43	1.00%	1.25%	0.00%	(0.68)%	(0.68)%

American Funds Insurance Series® International Growth and Income Fund (Class 4)
2024	249	$ 3,061	$12.25	$12.31	1.00%	1.25%	3.52%	1.82%	2.08%
2023	72	$ 866	$12.09	$13.41	0.00%	1.25%	4.01%	14.16%	15.60%
2022	10	$ 105	$10.48	$10.59	1.00%	1.25%	0.00%	3.22%	3.25%

American Funds Insurance Series® New World Fund® (Class 4)
2024	308	$ 4,684	$14.75	$16.21	0.00%	1.65%	1.48%	4.61%	6.36%
2023	158	$ 2,261	$14.10	$15.24	0.00%	1.65%	2.00%	13.71%	15.63%
2022	49	$ 617	$12.03	$12.40	1.25%	1.65%	1.32%	(23.50)%	(0.25)%
2021	14	$ 235	$16.21	$16.73	1.30%	1.65%	0.97%	(2.29)%	(1.99)%

American Funds Insurance Series® The Bond Fund of America® (Class 4)
2024	206	$ 2,103	$ 9.75	$10.17	1.30%	1.65%	4.86%	(0.71)%	(0.39)%
2023	122	$ 1,247	$10.21	$10.21	1.30%	1.30%	3.67%	3.44%	3.44%
2022	83	$ 819	$ 9.87	$ 9.87	1.30%	1.30%	3.53%	(13.95)%	(13.95)%
2021	42	$ 486	$11.47	$11.47	1.30%	1.30%	2.17%	(0.26)%	(0.26)%

FSA-133

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

BlackRock Global Allocation V.I. Fund (Class III)
2024	245	$ 3,915	$14.39	$17.98	1.00%	1.65%	1.83%	7.09%	7.79%
2023	177	$ 2,601	$15.69	$16.79	0.00%	1.65%	3.21%	10.68%	12.47%
2022	53	$ 852	$11.99	$15.17	1.00%	1.65%	0.00%	(17.46)%	(0.75)%
2021	10	$ 198	$19.19	$19.19	1.30%	1.30%	1.26%	2.29%	2.29%

BlackRock Large Cap Focus Growth V.I. Fund (Class III)
2024	68	$ 4,779	$66.65	$70.33	1.30%	1.65%	0.00%	29.22%	29.66%
2023	39	$ 2,109	$51.58	$54.24	1.30%	1.65%	0.00%	49.94%	50.50%
2022	25	$ 892	$34.40	$36.04	1.30%	1.65%	0.00%	(39.27)%	(39.05)%
2021	18	$ 1,068	$56.64	$59.13	1.30%	1.65%	0.00%	14.22%	14.57%

ClearBridge Variable Appreciation Portfolio (Class II)
2024	133	$ 3,484	$26.28	$26.28	1.30%	1.30%	0.62%	20.77%	20.77%
2023	80	$ 1,733	$21.76	$21.76	1.30%	1.30%	1.82%	17.88%	17.88%
2022	1	$ 12	$18.46	$18.46	1.30%	1.30%	1.58%	(13.78)%	(13.78)%
2021	—	$ 2	$21.41	$21.41	1.30%	1.30%	0.50%	20.42%	20.42%

ClearBridge Variable Mid Cap Portfolio (Class II)
2024	54	$ 914	$16.94	$16.94	1.30%	1.30%	0.40%	8.31%	8.31%
2023	36	$ 570	$15.64	$15.64	1.30%	1.30%	0.02%	11.16%	11.16%
2022	12	$ 172	$14.07	$14.07	1.30%	1.30%	0.10%	(26.45)%	(26.45)%
2021	12	$ 223	$19.13	$19.13	1.30%	1.30%	0.00%	16.86%	16.86%

Eaton Vance VT Floating-Rate Income Fund (Initial Class)
2024	468	$ 6,056	$12.83	$14.56	0.00%	1.30%	7.87%	6.30%	7.77%
2023	365	$ 4,439	$12.07	$13.51	0.00%	1.30%	8.36%	9.83%	11.19%
2022	46	$ 509	$10.99	$11.03	1.00%	1.30%	4.98%	(4.02)%	0.18%
2021	5	$ 52	$11.45	$11.45	1.30%	1.30%	2.37%	1.15%	1.15%

EQ/500 Managed Volatility (Class IB)
2024	217	$ 3,317	$15.23	$15.32	1.00%	1.25%	1.42%	22.33%	22.66%
2023	76	$ 953	$12.45	$12.49	1.00%	1.25%	2.55%	23.63%	24.03%

EQ/AB Dynamic Aggressive Growth (Class IB)
2024	21,092	$291,772	$13.49	$13.83	1.30%	1.65%	2.12%	12.14%	12.53%
2023	11,015	$135,363	$12.03	$12.29	1.30%	1.65%	1.62%	14.90%	15.29%
2022	2,823	$ 30,080	$10.47	$10.66	1.30%	1.65%	0.00%	(17.82)%	(17.56)%
2021	930	$ 12,029	$12.74	$12.93	1.30%	1.65%	0.21%	11.56%	11.95%

EQ/AB Dynamic Growth (Class IB)
2024	11,554	$165,126	$13.82	$14.30	1.30%	1.65%	2.01%	10.65%	11.02%
2023	6,648	$ 85,585	$12.49	$12.88	1.30%	1.65%	1.36%	13.13%	13.48%
2022	2,680	$ 30,406	$11.04	$11.35	1.30%	1.65%	0.00%	(16.93)%	(16.61)%
2021	876	$ 11,915	$13.29	$13.61	1.30%	1.65%	1.21%	9.83%	10.20%

EQ/AB Dynamic Moderate Growth (Class IB)
2024	7,976	$132,124	$13.80	$15.90	1.00%	1.65%	2.02%	8.98%	9.70%
2023	4,505	$ 68,758	$12.58	$14.59	1.00%	1.65%	1.48%	11.04%	11.72%
2022	1,990	$ 27,263	$11.26	$13.14	1.00%	1.65%	0.87%	(16.04)%	(0.79)%
2021	736	$ 11,976	$15.65	$16.26	1.30%	1.65%	3.17%	7.78%	8.04%

FSA-134

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/AB Short Duration Government Bond (Class IB)
2024	220	$ 2,187	$ 9.62	$10.06	1.00%	1.25%	3.68%	3.11%	3.39%
2023	161	$ 1,544	$ 9.33	$ 9.73	1.00%	1.25%	2.96%	2.98%	3.29%
2022	42	$ 384	$ 9.06	$ 9.06	1.25%	1.25%	0.00%	0.44%	0.44%

EQ/AB Small Cap Growth (Class IB)
2024	336	$ 8,574	$24.38	$42.78	0.00%	1.65%	0.39%	12.02%	13.93%
2023	83	$ 1,489	$17.72	$19.30	1.00%	1.25%	0.35%	16.27%	16.58%
2022	3	$ 55	$15.20	$16.60	1.00%	1.25%	0.20%	(5.03)%	(5.00)%

EQ/AB Sustainable U.S. Thematic (Class IB)
2024	61	$ 690	$11.09	$13.54	1.00%	1.30%	0.20%	8.93%	9.26%
2023	9	$ 91	$10.15	$12.43	1.00%	1.30%	0.59%	18.95%	19.27%

EQ/Aggressive Allocation (Class IB)
2024	63	$ 1,180	$18.61	$20.21	1.00%	1.25%	2.47%	12.34%	12.58%
2023	65	$ 1,094	$16.53	$17.99	1.00%	1.25%	2.36%	16.89%	17.23%
2022	8	$ 110	$14.10	$15.39	1.00%	1.25%	1.95%	(1.79)%	(1.74)%

EQ/Aggressive Growth Strategy (Class IB)
2024	35,384	$870,351	$23.52	$24.61	1.30%	1.65%	3.02%	12.21%	12.63%
2023	17,466	$381,500	$20.96	$21.85	1.30%	1.65%	2.03%	16.25%	16.66%
2022	6,968	$130,414	$18.03	$18.73	1.30%	1.65%	1.41%	(19.69)%	(19.41)%
2021	2,025	$ 47,024	$22.45	$23.24	1.30%	1.65%	5.78%	9.78%	10.14%

EQ/All Asset Growth Allocation (Class IB)
2024	81	$ 1,422	$15.05	$21.00	1.00%	1.65%	2.56%	9.32%	10.10%
2023	34	$ 459	$13.49	$13.67	1.00%	1.25%	4.68%	12.70%	12.98%

EQ/American Century Mid Cap Value (Class IB)
2024	262	$ 5,903	$24.76	$36.03	0.00%	1.65%	2.20%	6.53%	8.31%
2023	159	$ 3,550	$22.86	$33.82	0.00%	1.65%	2.36%	4.25%	5.98%
2022	48	$ 1,247	$16.73	$32.44	1.00%	1.65%	4.69%	(3.11)%	(0.30)%
2021	5	$ 206	$33.48	$34.96	1.30%	1.65%	2.76%	14.58%	14.96%

EQ/American Century Moderate Growth Allocation (Class IB)
2024	5,228	$ 66,801	$12.37	$12.52	1.00%	1.65%	1.84%	8.59%	9.28%
2023	2,983	$ 34,986	$11.53	$11.73	1.30%	1.65%	2.35%	13.82%	14.11%
2022	1,060	$ 10,893	$10.13	$10.28	1.30%	1.65%	1.91%	(18.70)%	(18.35)%
2021	487	$ 6,136	$12.46	$12.59	1.30%	1.65%	2.14%	6.50%	6.88%

EQ/Balanced Strategy (Class IB)
2024	14,846	$276,927	$17.71	$18.69	1.30%	1.65%	3.11%	7.33%	7.72%
2023	10,260	$177,678	$16.50	$17.35	1.30%	1.65%	2.23%	11.34%	11.79%
2022	4,218	$ 65,351	$14.82	$15.52	1.30%	1.65%	1.63%	(16.93)%	(16.69)%
2021	1,259	$ 23,446	$17.84	$18.63	1.30%	1.65%	3.74%	4.94%	5.31%

EQ/ClearBridge Large Cap Growth ESG (Class IB)
2024	272	$ 6,310	$22.92	$23.30	1.00%	1.30%	0.00%	25.11%	25.47%
2023	94	$ 1,722	$18.32	$18.57	1.00%	1.30%	0.00%	44.03%	44.40%
2022	8	$ 103	$12.72	$12.72	1.30%	1.30%	0.00%	(33.02)%	(33.02)%
2021	4	$ 70	$18.99	$18.99	1.30%	1.30%	0.00%	20.04%	20.04%

FSA-135

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/ClearBridge Select Equity Managed Volatility (Class IB)
2024	111	$ 2,385	$20.83	$21.65	1.00%	1.65%	0.37%	20.40%	21.22%
2023	74	$ 1,297	$17.30	$17.86	1.00%	1.65%	0.80%	22.61%	23.34%
2022	39	$ 563	$14.11	$14.48	1.00%	1.65%	0.67%	(28.30)%	(2.56)%
2021	12	$ 227	$19.68	$19.90	1.30%	1.65%	0.71%	14.95%	15.30%

EQ/Common Stock Index (Class IA)
2024	135	$ 7,002	$49.43	$52.16	1.30%	1.65%	1.01%	21.03%	21.44%
2023	97	$ 4,168	$40.84	$42.95	1.30%	1.65%	1.50%	23.05%	23.53%
2022	73	$ 2,525	$33.19	$34.77	1.30%	1.65%	0.96%	(20.81)%	(20.54)%
2021	44	$ 1,901	$41.91	$43.76	1.30%	1.65%	1.56%	18.22%	18.59%

EQ/Common Stock Index (Class IB)
2024	312	$ 8,670	$31.13	$34.96	0.00%	1.25%	1.01%	21.51%	23.06%
2023	128	$ 2,969	$21.96	$25.62	1.00%	1.25%	1.50%	23.59%	23.93%
2022	3	$ 50	$17.72	$17.72	1.00%	1.00%	0.96%	(3.22)%	(3.22)%

EQ/Conservative Allocation (Class IB)
2024	224	$ 2,290	$10.16	$10.28	1.00%	1.25%	3.72%	3.25%	3.63%
2023	165	$ 1,634	$ 9.84	$ 9.92	1.00%	1.25%	4.02%	6.61%	6.90%
2022	6	$ 52	$ 9.23	$ 9.28	1.00%	1.25%	3.13%	0.54%	0.54%

EQ/Conservative Growth Strategy (Class IB)
2024	7,497	$122,582	$15.51	$16.37	1.30%	1.65%	3.40%	5.87%	6.23%
2023	4,923	$ 75,798	$14.65	$15.41	1.30%	1.65%	2.21%	9.74%	10.15%
2022	2,380	$ 33,277	$13.35	$13.99	1.30%	1.65%	1.60%	(15.93)%	(15.62)%
2021	736	$ 12,202	$15.88	$16.58	1.30%	1.65%	3.51%	3.39%	3.69%

EQ/Conservative Strategy (Class IB)
2024	4,831	$ 60,190	$11.83	$12.49	1.30%	1.65%	3.49%	3.05%	3.48%
2023	3,357	$ 40,439	$11.48	$12.07	1.30%	1.65%	2.48%	6.49%	6.81%
2022	1,291	$ 14,533	$10.78	$11.30	1.30%	1.65%	1.89%	(13.76)%	(13.41)%
2021	280	$ 3,654	$12.50	$13.05	1.30%	1.65%	2.60%	0.32%	0.62%

EQ/Core Bond Index (Class IB)
2024	1,589	$ 15,883	$9.94	$11.07	0.00%	1.65%	3.66%	0.71%	2.41%
2023	634	$ 6,292	$9.81	$9.87	1.00%	1.65%	3.42%	2.81%	3.48%
2022	122	$ 1,219	$ 9.48	$ 9.60	1.00%	1.65%	2.15%	(10.20)%	0.74%
2021	51	$ 564	$11.16	$11.16	1.30%	1.30%	3.45%	(2.36)%	(2.36)%

EQ/Core Plus Bond (Class IB)
2024	456	$ 4,554	$8.32	$10.88	0.00%	1.65%	6.58%	(2.35)%	(0.73)%
2023	264	$ 2,599	$8.52	$10.83	1.00%	1.65%	3.95%	2.90%	3.54%
2022	49	$ 408	$ 8.28	$ 8.33	1.30%	1.65%	2.63%	2.60%	2.71%

EQ/Emerging Markets Equity PLUS (Class IB)
2024	137	$ 1,406	$10.12	$11.87	0.00%	1.30%	2.45%	2.64%	4.03%
2023	106	$ 1,067	$9.86	$10.30	1.00%	1.30%	4.25%	8.95%	9.23%
2022	27	$ 240	$ 9.05	$ 9.05	1.30%	1.30%	2.47%	(18.69)%	(18.69)%
2021	15	$ 172	$11.13	$11.13	1.30%	1.30%	2.53%	(9.22)%	(9.22)%

EQ/Equity 500 Index (Class IA)
2024	451	$ 24,530	$51.60	$54.45	1.30%	1.65%	1.14%	22.25%	22.69%
2023	313	$ 13,859	$42.21	$44.38	1.30%	1.65%	1.71%	23.53%	23.97%
2022	205	$ 7,350	$34.17	$35.80	1.30%	1.65%	1.39%	(19.88)%	(19.60)%
2021	106	$ 4,741	$42.65	$44.53	1.30%	1.65%	1.53%	22.07%	22.44%

FSA-136

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Equity 500 Index (Class IB)
2024	1,527	$ 44,706	$33.19	$37.27	0.00%	1.25%	1.14%	22.79%	24.32%
2023	701	$ 16,575	$27.03	$29.98	0.00%	1.25%	1.71%	23.99%	25.54%
2022	26	$ 482	$18.54	$21.80	1.00%	1.25%	1.39%	(2.94)%	(2.93)%

EQ/Fidelity Institutional AM® Large Cap (Class IB)
2024	287	$ 9,602	$36.77	$50.19	0.00%	1.65%	0.47%	22.44%	24.52%
2023	149	$ 4,289	$22.68	$40.99	1.00%	1.65%	0.75%	29.22%	30.12%
2022	16	$ 546	$17.43	$31.72	1.00%	1.65%	0.64%	(22.37)%	(3.33)%
2021	7	$ 311	$40.86	$42.65	1.30%	1.65%	0.74%	17.38%	17.72%

EQ/Franklin Moderate Allocation (Class IB)
2024	5,911	$ 77,327	$12.68	$13.09	1.30%	1.65%	2.08%	5.32%	5.74%
2023	3,116	$ 38,555	$12.04	$12.38	1.30%	1.65%	2.51%	10.36%	10.73%
2022	745	$ 8,329	$10.91	$11.18	1.30%	1.65%	1.65%	(15.56)%	(15.30)%
2021	191	$ 2,526	$12.92	$13.20	1.30%	1.65%	0.46%	4.11%	4.51%

EQ/Franklin Rising Dividends (Class IB)
2024	441	$ 11,630	$24.16	$29.35	1.00%	1.65%	1.06%	8.95%	9.67%
2023	269	$ 6,509	$22.03	$26.94	1.00%	1.65%	1.64%	10.27%	10.98%
2022	50	$ 1,243	$19.85	$24.43	1.00%	1.65%	1.36%	(12.09)%	(0.25)%
2021	10	$ 298	$27.79	$28.68	1.30%	1.65%	1.25%	24.56%	24.91%

EQ/Goldman Sachs Growth Allocation (Class IB)
2024	19,042	$264,931	$12.54	$13.63	1.00%	1.65%	2.97%	10.36%	11.17%
2023	9,760	$122,574	$11.28	$12.35	1.00%	1.65%	3.42%	8.36%	15.64%
2022	2,994	$ 32,412	$10.68	$10.83	1.30%	1.65%	1.23%	(16.82)%	(16.50)%
2021	826	$ 10,711	$12.84	$12.97	1.30%	1.65%	0.29%	8.72%	8.99%

EQ/Goldman Sachs Mid Cap Value (Class IB)
2024	153	$ 2,931	$13.22	$35.26	0.00%	1.65%	1.08%	10.05%	11.84%
2023	40	$ 1,221	$11.80	$32.04	1.00%	1.65%	0.96%	9.39%	14.01%
2022	19	$ 572	$30.69	$30.69	1.30%	1.30%	0.83%	(11.76)%	(11.76)%
2021	7	$ 244	$34.78	$34.78	1.30%	1.30%	0.70%	19.72%	19.72%

EQ/Goldman Sachs Moderate Growth Allocation (Class IB)
2024	12,281	$166,570	$12.10	$13.13	1.00%	1.65%	2.97%	7.62%	8.33%
2023	7,451	$ 93,666	$12.20	$12.58	1.30%	1.65%	3.81%	12.13%	12.52%
2022	2,236	$ 24,972	$10.88	$11.18	1.30%	1.65%	0.91%	(17.20)%	(16.94)%
2021	698	$ 9,395	$13.14	$13.46	1.30%	1.65%	0.07%	7.18%	7.59%

EQ/Growth Strategy (Class IB)
2024	18,327	$445,059	$23.03	$24.30	1.30%	1.65%	2.95%	10.56%	10.91%
2023	11,275	$246,792	$20.83	$21.91	1.30%	1.65%	2.01%	14.58%	15.01%
2022	4,988	$ 94,922	$18.18	$19.05	1.30%	1.65%	1.29%	(18.80)%	(18.52)%
2021	2,139	$ 50,006	$22.39	$23.38	1.30%	1.65%	5.10%	8.11%	8.44%

EQ/Intermediate Corporate Bond (Class IB)
2024	169	$ 1,881	$11.13	$11.16	1.00%	1.25%	11.40%	1.92%	2.10%
2023	5	$ 52	$10.93	$10.93	1.00%	1.00%	1.26%	7.58%	7.58%

EQ/Intermediate Government Bond (Class IB)
2024	521	$ 4,940	$ 9.53	$ 9.59	1.00%	1.30%	3.31%	1.05%	1.28%
2023	290	$ 2,712	$ 9.41	$ 9.49	1.00%	1.30%	11.85%	2.48%	2.84%
2022	17	$ 155	$ 9.15	$ 9.26	1.00%	1.30%	1.26%	(8.77)%	0.44%
2021	8	$ 79	$10.15	$10.15	1.30%	1.30%	1.70%	(2.59)%	(2.59)%

FSA-137

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/International Core Managed Volatility (Class IB)
2024	21	$ 316	$15.08	$15.08	1.30%	1.30%	2.28%	1.89%	1.89%
2023	19	$ 274	$14.80	$14.80	1.30%	1.30%	2.05%	15.26%	15.26%
2022	13	$ 163	$12.84	$12.84	1.30%	1.30%	1.75%	(15.25)%	(15.25)%
2021	6	$ 92	$15.15	$15.15	1.30%	1.30%	4.77%	4.63%	4.63%

EQ/International Equity Index (Class IA)
2024	148	$ 2,406	$15.38	$16.23	1.30%	1.65%	4.20%	3.15%	3.51%
2023	103	$ 1,609	$14.91	$15.68	1.30%	1.65%	4.56%	17.03%	17.54%
2022	71	$ 945	$12.74	$13.34	1.30%	1.65%	2.87%	(13.33)%	(13.09)%
2021	48	$ 736	$15.35	$15.35	1.30%	1.30%	5.06%	4.85%	4.85%

EQ/International Equity Index (Class IB)
2024	440	$ 5,872	$13.27	$14.91	0.00%	1.25%	4.20%	3.51%	4.85%
2023	152	$ 1,949	$12.81	$12.82	1.00%	1.25%	4.56%	17.61%	17.85%
2022	3	$ 29	$10.87	$10.87	1.00%	1.00%	2.87%	2.35%	2.35%

EQ/Invesco Comstock (Class IB)
2024	127	$ 3,487	$12.96	$38.17	0.00%	1.65%	2.08%	12.96%	14.79%
2023	1	$ 6	$11.27	$11.27	1.00%	1.00%	2.48%	9.63%	9.63%

EQ/Invesco Global (Class IB)
2024	166	$ 4,370	$20.25	$31.77	1.00%	1.65%	0.00%	13.91%	14.67%
2023	41	$ 772	$17.66	$19.58	1.00%	1.25%	0.00%	32.12%	32.48%
2022	—	$ 6	$13.33	$13.33	1.00%	1.00%	0.00%	(2.56)%	(2.56)%

EQ/Invesco Global Real Assets (Class IB)
2024	76	$ 1,012	$11.94	$19.01	1.00%	1.30%	3.30%	(1.09)%	(0.75)%
2023	33	$ 524	$12.03	$18.28	1.00%	1.65%	2.72%	8.36%	8.97%
2022	17	$ 293	$11.04	$17.68	1.00%	1.30%	1.83%	(10.16)%	(1.34)%
2021	12	$ 243	$19.68	$19.68	1.30%	1.30%	6.20%	15.83%	15.83%

EQ/Invesco Moderate Allocation (Class IB)
2024	5,698	$ 73,622	$12.49	$12.92	1.30%	1.65%	2.43%	7.03%	7.40%
2023	3,524	$ 42,379	$11.67	$12.03	1.30%	1.65%	2.40%	9.99%	10.37%
2022	1,258	$ 13,708	$10.61	$10.90	1.30%	1.65%	0.47%	(14.30)%	(13.97)%
2021	415	$ 5,251	$12.38	$12.67	1.30%	1.65%	0.00%	5.09%	5.32%

EQ/Invesco Moderate Growth Allocation (Class IB)
2024	9,092	$123,775	$13.34	$13.62	1.30%	1.65%	2.89%	8.46%	8.87%
2023	5,864	$ 73,338	$12.30	$12.51	1.30%	1.65%	3.32%	13.57%	13.93%
2022	2,656	$ 29,154	$10.83	$10.98	1.30%	1.65%	1.80%	(17.08)%	(16.76)%
2021	305	$ 4,021	$13.06	$13.19	1.30%	1.65%	0.47%	7.14%	7.41%

EQ/Janus Enterprise (Class IB)
2024	366	$ 8,609	$24.82	$34.99	0.00%	1.65%	0.02%	12.26%	14.17%
2023	123	$ 2,293	$18.20	$19.60	1.00%	1.25%	0.05%	15.57%	15.85%
2022	24	$ 417	$15.71	$16.96	1.00%	1.25%	0.00%	(0.59)%	(0.57)%

EQ/JPMorgan Growth Allocation (Class IB)
2024	20,951	$288,387	$12.31	$13.44	0.00%	1.65%	3.47%	9.71%	11.50%
2023	11,445	$143,275	$11.02	$12.25	1.00%	1.65%	3.62%	6.47%	11.97%
2022	3,680	$ 40,978	$10.94	$11.14	1.30%	1.65%	0.78%	(14.93)%	(14.64)%
2021	869	$ 11,333	$12.86	$13.05	1.30%	1.65%	0.00%	7.89%	8.21%

FSA-138

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/JPMorgan Growth Stock (Class IB)
2024	622	$23,155	$39.89	$59.11	0.00%	1.65%	0.00%	31.56%	33.77%
2023	205	$ 4,797	$26.89	$29.82	0.00%	1.25%	0.00%	44.49%	46.32%
2022	6	$ 97	$15.67	$18.61	1.00%	1.25%	0.00%	(5.82)%	(5.77)%

EQ/JPMorgan Value Opportunities (Class IB)
2024	1,130	$20,917	$17.89	$19.66	0.00%	1.65%	1.48%	13.52%	15.44%
2023	663	$10,722	$15.76	$17.03	0.00%	1.65%	2.07%	9.07%	10.94%
2022	226	$ 3,323	$14.45	$14.82	1.00%	1.65%	1.45%	(2.18)%	(1.43)%
2021	74	$ 1,106	$14.66	$14.83	1.30%	1.65%	1.42%	9.16%	9.53%

EQ/Large Cap Growth Index (Class IB)
2024	518	$23,195	$50.27	$72.08	0.00%	1.65%	0.04%	30.13%	32.32%
2023	177	$ 5,255	$28.63	$34.25	1.00%	1.25%	0.35%	39.80%	40.21%
2022	20	$ 458	$20.42	$24.50	1.00%	1.25%	0.34%	(5.00)%	(4.98)%

EQ/Large Cap Value Index (Class IB)
2024	405	$ 8,964	$24.19	$33.39	0.00%	1.65%	2.10%	11.63%	13.51%
2023	116	$ 2,006	$16.79	$19.21	1.00%	1.25%	2.27%	9.33%	9.60%
2022	8	$ 127	$15.32	$17.57	1.00%	1.25%	2.19%	(1.35)%	(1.35)%

EQ/Large Cap Value Managed Volatility (Class IB)
2024	28	$ 947	$33.65	$33.65	1.30%	1.30%	1.65%	12.65%	12.65%
2023	27	$ 813	$29.87	$29.87	1.30%	1.30%	1.65%	12.50%	12.50%
2022	24	$ 649	$26.55	$26.55	1.30%	1.30%	1.64%	(12.75)%	(12.75)%
2021	12	$ 370	$30.43	$30.43	1.30%	1.30%	2.29%	16.37%	16.37%

EQ/Lazard Emerging Markets Equity (Class IB)
2024	141	$ 1,719	$12.39	$12.76	0.00%	1.65%	5.76%	5.54%	7.37%
2023	69	$ 787	$11.15	$12.09	1.00%	1.65%	6.81%	19.70%	20.41%
2022	16	$ 174	$ 9.26	$10.10	1.00%	1.65%	5.21%	(16.32)%	1.98%
2021	8	$ 109	$12.07	$12.60	1.30%	1.65%	5.91%	0.17%	0.48%

EQ/Long-Term Bond (Class IB)
2024	28	$ 306	$11.05	$11.22	0.00%	1.25%	6.87%	(5.64)%	(4.35)%

EQ/Loomis Sayles Growth (Class IB)
2024	230	$10,549	$47.54	$59.51	0.00%	1.65%	0.00%	31.54%	33.76%
2023	63	$ 1,829	$27.18	$32.04	1.00%	1.25%	0.00%	41.96%	42.30%
2022	17	$ 373	$19.10	$22.57	1.00%	1.25%	0.00%	(3.51)%	(3.49)%

EQ/MFS International Growth (Class IB)
2024	371	$ 6,949	$19.28	$21.91	0.00%	1.65%	0.97%	6.98%	8.74%
2023	119	$ 1,947	$15.98	$17.73	0.00%	1.25%	1.97%	12.93%	14.39%
2022	21	$ 301	$14.07	$14.15	1.00%	1.25%	1.13%	0.21%	0.21%

EQ/MFS International Intrinsic Value (Class IB)
2024	346	$ 6,530	$20.27	$25.28	0.00%	1.65%	1.82%	5.20%	7.02%
2023	183	$ 3,658	$15.59	$24.03	1.00%	1.65%	1.81%	15.42%	16.17%
2022	60	$ 1,306	$13.42	$20.82	1.00%	1.65%	0.54%	(25.05)%	(0.52)%
2021	31	$ 897	$27.78	$29.00	1.30%	1.65%	0.73%	9.59%	9.89%

FSA-139

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/MFS Mid Cap Focused Growth (Class IB)
2024	34	$ 1,629	$46.00	$48.54	1.30%	1.65%	0.00%	12.58%	12.99%
2023	25	$ 1,080	$40.86	$42.96	1.30%	1.65%	0.00%	20.32%	20.74%
2022	15	$ 546	$33.96	$35.58	1.30%	1.65%	0.00%	(28.26)%	(28.00)%
2021	9	$ 459	$47.34	$49.42	1.30%	1.65%	0.00%	18.74%	19.08%

EQ/MFS Technology (Class IB)
2024	634	$22,289	$26.72	$84.45	0.00%	1.65%	0.00%	33.81%	36.05%
2023	231	$ 7,892	$19.64	$63.11	0.00%	1.65%	0.00%	51.56%	54.16%
2022	48	$ 1,961	$12.30	$41.64	1.00%	1.65%	0.00%	(37.34)%	(4.13)%
2021	23	$ 1,584	$66.45	$69.38	1.30%	1.65%	0.00%	6.87%	7.20%

EQ/MFS Utilities Series (Class IB)
2024	110	$ 2,265	$19.53	$27.14	0.00%	1.65%	1.74%	9.39%	11.22%
2023	82	$ 1,653	$14.14	$24.81	1.00%	1.65%	2.62%	(3.99)%	(3.35)%
2022	29	$ 771	$14.63	$25.84	1.00%	1.65%	9.38%	(1.22)%	3.83%
2021	9	$ 242	$26.16	$27.31	1.30%	1.65%	3.68%	16.68%	17.01%

EQ/Mid Cap Index (Class IB)
2024	546	$13,110	$25.94	$40.25	0.00%	1.65%	1.17%	11.34%	13.18%
2023	167	$ 3,077	$20.66	$22.92	0.00%	1.25%	1.49%	14.27%	15.76%
2022	5	$ 76	$15.81	$15.81	1.00%	1.00%	1.15%	(2.95)%	(2.95)%

EQ/Mid Cap Value Managed Volatility (Class IB)
2024	22	$ 754	$32.23	$34.01	1.30%	1.65%	1.48%	9.81%	10.21%
2023	20	$ 625	$29.35	$30.86	1.30%	1.65%	1.50%	11.34%	11.73%
2022	18	$ 498	$26.36	$27.62	1.30%	1.65%	1.11%	(16.00)%	(15.69)%
2021	11	$ 356	$31.38	$32.76	1.30%	1.65%	1.39%	14.90%	15.27%

EQ/Moderate Allocation (Class IA)
2024	89	$ 1,590	$16.96	$17.89	1.30%	1.65%	3.09%	6.13%	6.49%
2023	127	$ 2,135	$15.98	$16.80	1.30%	1.65%	3.54%	10.51%	10.89%
2022	61	$ 923	$14.46	$15.15	1.30%	1.65%	1.24%	(16.85)%	(16.57)%
2021	50	$ 913	$17.39	$18.16	1.30%	1.65%	5.08%	3.64%	4.01%

EQ/Moderate Allocation (Class IB)
2024	1,091	$ 15,197	$14.32	$16.09	0.00%	1.25%	3.09%	6.55%	7.91%
2023	682	$ 8,873	$12.96	$13.44	1.00%	1.25%	3.54%	10.98%	11.24%
2022	11	$ 124	$11.65	$11.65	1.00%	1.00%	1.24%	(0.34)%	(0.34)%

EQ/Moderate Growth Strategy (Class IB)
2024	16,215	$345,396	$20.23	$21.35	1.30%	1.65%	3.08%	8.88%	9.32%
2023	10,213	$198,960	$18.58	$19.53	1.30%	1.65%	2.15%	13.02%	13.35%
2022	4,293	$ 73,686	$16.44	$17.23	1.30%	1.65%	1.37%	(17.88)%	(17.56)%
2021	1,468	$ 30,600	$20.02	$20.90	1.30%	1.65%	4.52%	6.55%	6.85%

EQ/Moderate-Plus Allocation (Class IB)
2024	508	$ 8,237	$16.14	$17.10	1.00%	1.25%	2.94%	9.40%	9.65%
2023	336	$ 4,999	$14.72	$15.63	1.00%	1.25%	2.79%	13.92%	14.20%
2022	33	$ 437	$12.89	$13.72	1.00%	1.25%	4.23%	(1.22)%	(1.15)%

EQ/Money Market (Class IA)
2024	2,934	$ 27,584	$ 8.92	$ 9.41	1.30%	1.65%	4.47%	3.00%	3.29%
2023	2,311	$ 21,086	$ 9.11	$ 9.44	1.30%	1.65%	4.46%	2.72%	3.17%
2022	451	$ 3,982	$ 8.83	$ 8.83	1.30%	1.30%	2.51%	(0.23)%	(0.23)%
2021	11	$ 99	$ 8.48	$ 8.85	1.30%	1.65%	0.00%	(1.17)%	(1.01)%

FSA-140

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Money Market (Class IB)
2024	52,801	$577,804	$ 9.95	$11.21	0.00%	1.25%	4.47%	3.32%	4.67%
2023	24,722	$258,854	$ 9.63	$10.00	0.00%	1.25%	4.46%	3.22%	4.49%
2022	4,360	$ 43,216	$ 9.19	$ 9.57	0.00%	1.65%	2.51%	(0.54)%	0.42%
2021	29	$ 270	$ 9.24	$ 9.24	1.65%	1.65%	0.00%	(1.28)%	(1.28)%

EQ/PIMCO Global Real Return (Class IB)
2024	136	$ 1,432	$10.32	$10.48	1.00%	1.30%	0.85%	(1.62)%	(1.32)%
2023	48	$ 509	$10.49	$10.62	1.00%	1.30%	2.03%	2.84%	3.11%
2022	20	$ 206	$10.20	$10.20	1.30%	1.30%	12.78%	(17.27)%	(17.27)%
2021	9	$ 110	$12.33	$12.33	1.30%	1.30%	18.98%	6.48%	6.48%

EQ/PIMCO Real Return (Class IB)
2024	130	$ 1,611	$11.70	$12.34	1.30%	1.65%	3.87%	0.26%	0.57%
2023	125	$ 1,543	$11.67	$12.27	1.30%	1.65%	1.60%	1.92%	2.25%
2022	66	$ 788	$11.45	$12.00	1.30%	1.65%	8.18%	(12.86)%	(12.54)%
2021	29	$ 393	$13.14	$13.72	1.30%	1.65%	9.78%	5.04%	5.38%

EQ/PIMCO Total Return ESG (Class IB)
2024	599	$ 6,574	$11.24	$11.65	0.00%	1.65%	6.28%	0.27%	2.01%
2023	283	$ 3,119	$10.18	$11.21	1.00%	1.65%	3.78%	3.99%	4.62%
2022	120	$ 1,353	$ 9.73	$10.78	1.00%	1.65%	3.92%	(15.45)%	1.67%
2021	67	$ 891	$12.75	$13.31	1.30%	1.65%	3.17%	(1.24)%	(0.97)%

EQ/PIMCO Ultra Short Bond (Class IB)
2024	763	$ 8,039	$ 9.58	$11.69	0.00%	1.65%	6.28%	4.13%	5.79%
2023	263	$ 2,672	$ 9.96	$11.05	0.00%	1.25%	6.36%	4.29%	5.64%
2022	22	$ 212	$ 9.55	$ 9.88	1.00%	1.25%	1.81%	0.42%	0.51%

EQ/Small Company Index (Class IB)
2024	410	$ 9,132	$22.19	$35.38	0.00%	1.65%	1.81%	9.30%	11.12%
2023	102	$ 1,680	$18.00	$19.97	0.00%	1.25%	1.72%	15.31%	16.78%
2022	4	$ 62	$14.27	$14.27	1.00%	1.00%	1.29%	(5.12)%	(5.12)%

EQ/T. Rowe Price Health Sciences (Class IB)
2024	304	$ 7,422	$28.31	$56.69	0.00%	1.65%	0.00%	(0.11)%	1.58%
2023	137	$ 4,241	$27.87	$56.75	0.00%	1.65%	0.00%	2.27%	3.99%
2022	41	$ 1,959	$16.19	$55.49	1.00%	1.65%	0.00%	(14.81)%	0.62%
2021	18	$ 1,216	$65.14	$68.00	1.30%	1.65%	0.00%	5.47%	5.77%

EQ/Value Equity (Class IB)
2024	130	$ 2,478	$21.34	$28.88	0.00%	1.65%	1.20%	5.48%	7.24%
2023	48	$ 789	$15.48	$17.94	1.00%	1.25%	1.36%	18.03%	18.35%
2022	3	$ 36	$13.08	$13.08	1.00%	1.00%	1.23%	(3.40)%	(3.40)%

EQ/Wellington Energy (Class IB)
2024	691	$ 4,622	$ 6.31	$ 7.99	1.00%	1.65%	3.84%	4.86%	5.34%
2023	299	$ 2,012	$ 5.99	$ 7.62	1.00%	1.65%	3.79%	4.24%	5.09%
2022	139	$ 973	$ 5.70	$ 7.31	1.00%	1.65%	6.68%	(1.72)%	30.30%
2021	39	$ 230	$ 5.61	$ 5.86	1.30%	1.65%	9.09%	19.62%	20.08%

Equitable Conservative Growth MF/ETF (Class IB)
2024	332	$ 4,768	$13.69	$15.12	1.00%	1.65%	4.04%	5.44%	6.21%
2023	194	$ 2,574	$12.89	$14.34	1.00%	1.65%	5.13%	8.14%	8.78%
2022	6	$ 88	$13.26	$13.74	1.30%	1.65%	0.68%	(13.90)%	(13.58)%
2021	26	$ 422	$15.40	$15.90	1.30%	1.65%	0.94%	7.39%	7.80%

FSA-141

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Equitable Growth MF/ETF (Class IB)
2024	411	$ 4,738	$11.16	$13.00	1.00%	1.65%	1.33%	12.36%	13.07%
2023	291	$ 2,935	$ 9.87	$11.62	1.00%	1.30%	3.87%	12.71%	13.06%
2022	11	$ 90	$ 8.73	$10.31	1.00%	1.30%	2.29%	(0.68)%	(0.67)%

Equitable Moderate Growth MF/ETF (Class IB)
2024	513	$ 5,681	$10.62	$12.50	1.00%	1.30%	2.74%	9.27%	9.60%
2023	299	$ 3,099	$ 9.69	$11.44	1.00%	1.30%	3.37%	10.53%	10.87%
2022	2	$ 14	$ 8.72	$ 8.72	1.25%	1.25%	5.05%	0.11%	0.11%

Federated Hermes High Income Bond Fund II (Service Class)
2024	248	$ 3,295	$13.56	$15.23	0.00%	1.25%	3.95%	4.47%	5.84%
2023	108	$ 1,380	$12.98	$14.39	0.00%	1.25%	2.43%	11.13%	12.42%
2022	5	$ 55	$11.26	$11.26	1.00%	1.00%	0.00%	0.18%	0.18%

Federated Hermes Kaufmann Fund II (Service Class)
2024	41	$ 811	$19.69	$24.04	1.00%	1.25%	0.48%	15.30%	15.62%
2023	21	$ 356	$17.03	$20.85	1.00%	1.25%	0.00%	13.44%	13.76%
2022	—	$ 5	$14.97	$14.97	1.00%	1.00%	0.00%	(2.98)%	(2.98)%

Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2024	466	$11,370	$25.66	$35.28	0.00%	1.65%	0.52%	15.26%	17.17%
2023	165	$ 3,858	$21.90	$30.61	0.00%	1.65%	0.63%	12.91%	14.84%
2022	33	$ 938	$15.35	$27.11	1.00%	1.65%	0.40%	(16.38)%	(1.79)%
2021	14	$ 477	$32.42	$33.85	1.30%	1.65%	0.71%	13.63%	13.97%

Fidelity® VIP Strategic Income Portfolio (Service Class 2)
2024	1,358	$17,282	$13.96	$14.22	0.00%	1.65%	4.80%	4.02%	5.84%
2023	525	$ 6,607	$13.19	$13.67	0.00%	1.65%	7.61%	7.38%	9.19%
2022	103	$ 1,310	$10.77	$12.73	1.00%	1.65%	4.30%	(12.99)%	0.75%
2021	46	$ 694	$14.63	$15.28	1.30%	1.65%	4.28%	1.46%	1.87%

First Trust Multi Income Allocation Portfolio (Class I)
2024	39	$ 553	$13.70	$14.12	1.00%	1.65%	5.05%	8.13%	8.95%
2023	36	$ 472	$12.67	$12.96	1.00%	1.65%	5.23%	7.19%	7.82%
2022	3	$ 30	$11.82	$12.19	1.30%	1.65%	7.54%	(9.08)%	(8.69)%

First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I)
2024	234	$ 3,978	$16.10	$19.03	1.00%	1.65%	2.52%	4.27%	4.89%
2023	176	$ 2,875	$15.35	$18.25	1.00%	1.65%	4.06%	8.70%	9.41%
2022	23	$ 399	$14.03	$16.79	1.00%	1.65%	1.63%	(13.63)%	(0.36)%
2021	12	$ 251	$20.12	$20.12	1.30%	1.30%	1.43%	9.95%	9.95%

Franklin Allocation VIP Fund (Class 2)
2024	20	$ 385	$14.60	$20.46	1.00%	1.65%	1.99%	7.35%	8.07%
2023	20	$ 353	$13.51	$19.06	1.00%	1.65%	1.54%	12.71%	13.43%
2022	4	$ 66	$17.70	$17.70	1.30%	1.30%	1.62%	(17.10)%	(17.10)%
2021	4	$ 80	$21.35	$21.35	1.30%	1.30%	0.74%	9.21%	9.21%

FSA-142

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Franklin Income VIP Fund (Class 2)
2024	470	$ 7,897	$17.37	$19.71	0.00%	1.65%	5.24%	5.40%	7.22%
2023	288	$ 4,687	$13.80	$18.70	1.00%	1.65%	4.85%	6.86%	7.48%
2022	57	$ 1,028	$12.84	$17.50	1.00%	1.65%	4.66%	(7.06)%	0.63%
2021	36	$ 709	$18.83	$19.64	1.30%	1.65%	2.66%	11.29%	11.59%

Hartford Disciplined Equity HLS Fund (Class IC)
2024	20	$ 856	$42.05	$42.05	1.30%	1.30%	0.08%	23.13%	23.13%
2023	13	$ 431	$34.15	$34.15	1.30%	1.30%	0.62%	11.49%	11.49%

Invesco V.I. Balanced-Risk Allocation Fund (Series II)
2024	84	$ 1,043	$12.84	$14.42	0.00%	1.25%	6.58%	2.31%	3.59%
2023	53	$ 636	$12.00	$12.55	1.00%	1.25%	0.00%	5.02%	5.36%

Invesco V.I. Diversified Dividend Fund (Series II)
2024	35	$ 1,127	$27.01	$31.99	1.30%	1.65%	1.85%	11.06%	11.50%
2023	24	$ 695	$24.32	$28.69	1.30%	1.65%	2.26%	7.00%	7.33%
2022	12	$ 311	$22.73	$26.73	1.30%	1.65%	1.95%	(3.52)%	(3.19)%
2021	6	$ 165	$23.56	$27.61	1.30%	1.65%	3.06%	13.60%	13.95%

Invesco V.I. Equity and Income Fund (Series II)
2024	138	$ 2,391	$16.72	$17.32	1.30%	1.65%	1.75%	10.07%	10.46%
2023	110	$ 1,724	$15.19	$15.68	1.30%	1.65%	2.13%	8.42%	8.81%
2022	65	$ 937	$14.01	$14.41	1.30%	1.65%	1.83%	(9.26)%	(8.91)%
2021	5	$ 81	$15.44	$15.82	1.30%	1.65%	2.29%	10.05%	10.40%

Invesco V.I. Health Care Fund (Series II)
2024	143	$ 2,048	$18.19	$20.43	0.00%	1.25%	0.00%	2.59%	3.86%
2023	52	$ 741	$17.73	$19.67	0.00%	1.25%	0.00%	1.49%	2.77%
2022	13	$ 170	$13.07	$17.47	1.00%	1.25%	0.00%	2.46%	2.51%

Invesco V.I. High Yield Fund (Series II)
2024	330	$ 4,296	$12.32	$14.70	1.00%	1.30%	6.53%	6.21%	6.57%
2023	184	$ 2,311	$11.56	$13.84	1.00%	1.30%	7.18%	8.29%	8.65%
2022	38	$ 474	$10.64	$12.78	1.00%	1.30%	4.99%	(10.69)%	0.57%
2021	18	$ 263	$14.31	$14.31	1.30%	1.30%	8.85%	1.85%	1.85%

Invesco V.I. Main Street Mid Cap Fund (Series II)
2024	29	$ 669	$13.46	$26.70	1.00%	1.65%	0.15%	14.84%	15.64%
2023	14	$ 319	$11.64	$23.25	1.00%	1.65%	0.07%	10.86%	12.26%
2022	2	$ 42	$20.71	$21.69	1.30%	1.65%	0.10%	(15.85)%	(15.57)%
2021	1	$ 18	$24.61	$25.69	1.30%	1.65%	0.46%	14.52%	14.84%

Invesco V.I. Small Cap Equity Fund (Series II)
2024	157	$ 3,597	$22.28	$35.62	0.00%	1.65%	0.00%	15.91%	17.82%
2023	49	$ 1,158	$15.66	$32.31	1.00%	1.30%	0.00%	14.74%	15.06%
2022	5	$ 116	$13.61	$28.16	1.00%	1.30%	0.00%	(21.76)%	(3.75)%
2021	2	$ 81	$35.99	$35.99	1.30%	1.30%	0.00%	3.69%	3.69%

Janus Henderson Balanced Portfolio (Service Shares)
2024	1,227	$24,499	$21.68	$24.35	0.00%	1.25%	2.02%	13.69%	15.13%
2023	567	$ 9,953	$19.07	$21.15	0.00%	1.25%	2.46%	13.71%	15.13%
2022	26	$ 402	$15.16	$16.77	1.00%	1.25%	0.13%	(0.65)%	(0.59)%

FSA-143

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Janus Henderson Flexible Bond Portfolio (Service Shares)
2024	255	$ 2,622	$10.37	$11.65	0.00%	1.25%	4.86%	0.39%	1.66%
2023	127	$ 1,287	$10.11	$10.33	1.00%	1.25%	4.79%	3.92%	4.23%
2022	12	$ 113	$ 9.70	$ 9.70	1.00%	1.00%	0.71%	1.04%	1.04%

Lord Abbett Series Fund - Bond Debenture Portfolio (VC Shares)
2024	596	$ 7,888	$14.79	$14.85	0.00%	1.65%	7.53%	4.97%	6.76%
2023	303	$ 3,871	$11.84	$14.75	1.00%	1.30%	7.33%	5.21%	5.43%
2022	85	$ 1,198	$11.23	$14.02	1.00%	1.30%	5.89%	(13.93)%	0.09%
2021	50	$ 815	$16.29	$16.29	1.30%	1.30%	3.59%	0.25%	0.25%

Macquarie VIP Emerging Markets Series (Service Class)
2024	20	$ 246	$12.12	$12.12	1.00%	1.00%	2.23%	3.77%	3.77%
2023	23	$ 264	$10.94	$11.68	1.00%	1.25%	0.75%	12.09%	12.31%
2022	2	$ 19	$10.40	$10.40	1.00%	1.00%	0.00%	1.96%	1.96%

Macquarie VIP High Income Series (Service Class)
2024	143	$ 2,912	$19.41	$20.48	1.30%	1.65%	6.61%	4.41%	4.81%
2023	126	$ 2,464	$18.59	$19.54	1.30%	1.65%	6.24%	9.93%	10.27%
2022	91	$ 1,600	$16.91	$17.72	1.30%	1.65%	6.01%	(12.43)%	(12.10)%
2021	49	$ 989	$20.16	$20.16	1.30%	1.30%	2.96%	2.08%	2.08%

MFS® Investors Trust Series (Service Class)
2024	16	$ 554	$24.63	$42.05	1.00%	1.65%	0.46%	17.26%	18.07%
2023	11	$ 322	$20.86	$35.86	1.00%	1.65%	0.55%	16.69%	17.45%
2022	5	$ 145	$32.20	$32.20	1.30%	1.30%	0.16%	(17.75)%	(17.75)%
2021	3	$ 107	$39.15	$39.15	1.30%	1.30%	0.62%	20.80%	20.80%

MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
2024	23	$ 1,256	$51.91	$54.78	1.30%	1.65%	0.13%	14.04%	14.46%
2023	19	$ 892	$45.52	$47.86	1.30%	1.65%	0.05%	21.68%	22.09%
2022	13	$ 539	$37.41	$39.20	1.30%	1.65%	0.00%	(20.78)%	(20.49)%
2021	4	$ 207	$49.30	$49.30	1.30%	1.30%	0.03%	22.33%	22.33%

MFS® Value Series (Service Class)
2024	117	$ 2,404	$22.48	$25.25	0.00%	1.25%	1.49%	9.98%	11.38%
2023	67	$ 1,219	$20.44	$22.67	0.00%	1.25%	1.89%	6.29%	7.64%
2022	1	$ 21	$16.82	$19.23	1.00%	1.25%	0.00%	(0.10)%	(0.06)%

Multimanager Aggressive Equity (Class IB)
2024	28	$ 1,722	$57.20	$61.12	1.30%	1.65%	0.51%	28.68%	29.14%
2023	14	$ 666	$44.45	$47.33	1.30%	1.65%	0.43%	36.02%	36.52%
2022	10	$ 337	$34.67	$34.67	1.30%	1.30%	0.00%	(33.04)%	(33.04)%
2021	3	$ 131	$51.78	$51.78	1.30%	1.30%	0.00%	14.94%	14.94%

Multimanager Technology (Class IB)
2024	313	$13,551	$41.30	$58.92	0.00%	1.65%	0.00%	24.02%	26.09%
2023	152	$ 5,206	$33.30	$34.13	1.00%	1.65%	0.00%	47.08%	48.01%
2022	76	$ 1,757	$22.64	$23.06	1.00%	1.65%	0.00%	(38.34)%	(6.03)%
2021	32	$ 1,195	$36.72	$37.62	1.30%	1.65%	0.00%	13.19%	13.52%

FSA-144

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)
2024	102	$ 964	$ 8.04	$ 9.03	0.00%	1.65%	2.02%	2.29%	4.03%
2023	101	$ 864	$ 7.86	$10.23	1.00%	1.65%	14.49%	(9.45)%	(8.82)%
2022	70	$ 630	$ 8.68	$11.22	1.00%	1.65%	18.39%	(2.77)%	6.90%
2021	21	$ 182	$ 8.48	$ 8.48	1.30%	1.30%	4.70%	17.13%	17.13%

PIMCO Emerging Markets Bond Portfolio (Advisor Class)
2024	17	$ 210	$11.87	$11.92	1.00%	1.25%	6.52%	6.05%	6.36%
2023	5	$ 58	$11.16	$11.16	1.00%	1.00%	6.14%	9.95%	9.95%

PIMCO Global Bond Opportunities Portfolio (Unhedged) (Advisor Class)
2024	105	$ 1,022	$ 9.18	$ 9.77	1.00%	1.25%	3.51%	(1.92)%	(1.61)%
2023	55	$ 543	$ 9.36	$ 9.93	1.00%	1.25%	2.27%	3.88%	4.09%
2022	2	$ 24	$ 9.01	$ 9.54	1.00%	1.25%	0.54%	2.62%	2.69%

PIMCO Global Managed Asset Allocation Portfolio (Advisor Class)
2024	10	$ 143	$14.73	$14.73	1.00%	1.00%	3.92%	9.60%	9.60%
2023	3	$ 38	$13.44	$13.44	1.00%	1.00%	3.89%	11.72%	11.72%

PIMCO Income Portfolio (Advisor Class)
2024	1,150	$13,371	$11.43	$12.28	0.00%	1.30%	5.73%	3.91%	5.32%
2023	391	$ 4,343	$11.00	$11.66	0.00%	1.30%	5.35%	6.80%	8.16%
2022	45	$ 464	$10.30	$10.41	1.00%	1.30%	3.71%	(9.09)%	1.26%
2021	16	$ 177	$11.33	$11.33	1.30%	1.30%	2.38%	0.27%	0.27%

Principal Blue Chip Account (Class 3)
2024	70	$ 894	$12.75	$13.22	0.00%	1.25%	0.00%	19.49%	20.95%
2023	18	$ 196	$10.72	$10.72	1.00%	1.00%	0.00%	37.61%	37.61%

Principal Equity Income Account (Class 3)
2024	29	$ 330	$11.43	$11.51	1.00%	1.25%	2.36%	13.62%	13.85%
2023	14	$ 139	$10.06	$10.06	1.25%	1.25%	0.05%	9.59%	9.59%

ProFund VP Biotechnology (Common Shares)
2024	15	$ 690	$42.60	$44.96	1.30%	1.65%	0.00%	(1.80)%	(1.45)%
2023	13	$ 615	$43.38	$45.62	1.30%	1.65%	0.00%	8.31%	8.72%
2022	11	$ 460	$40.05	$41.96	1.30%	1.65%	0.00%	(9.22)%	(8.90)%
2021	6	$ 292	$44.12	$46.06	1.30%	1.65%	0.00%	8.08%	8.40%

Putnam VT Global Asset Allocation Fund (Class IB)
2024	13	$ 222	$17.46	$17.46	1.00%	1.00%	2.14%	15.17%	15.17%
2023	14	$ 212	$15.16	$15.16	1.00%	1.00%	1.39%	16.35%	16.35%

Putnam VT Research Fund (Class IB)
2024	48	$ 1,469	$29.81	$30.37	1.00%	1.25%	0.30%	24.68%	25.03%
2023	4	$ 108	$24.29	$24.29	1.00%	1.00%	0.49%	27.57%	27.57%
2022	—	$ 9	$19.04	$19.04	1.00%	1.00%	0.00%	(2.81)%	(2.81)%

FSA-145

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Concluded)

December 31, 2024

8.	Financial Highlights (Concluded)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

T. Rowe Price Equity Income Portfolio (Class II)
2024	224	$ 4,405	$20.71	$23.26	0.00%	1.25%	1.86%	9.98%	11.35%
2023	69	$ 1,255	$18.83	$20.89	0.00%	1.25%	2.35%	7.91%	9.31%
2022	—	$ 11	$16.14	$17.45	1.00%	1.25%	0.98%	(0.19)%	(0.17)%

Templeton Developing Markets VIP Fund (Class 2)
2024	33	$ 411	$12.04	$12.71	1.30%	1.65%	4.27%	5.80%	6.27%
2023	21	$ 246	$11.38	$11.96	1.30%	1.65%	1.97%	10.81%	11.15%
2022	15	$ 160	$10.27	$10.76	1.30%	1.65%	3.03%	(23.24)%	(22.98)%
2021	9	$ 122	$13.38	$13.97	1.30%	1.65%	0.22%	(16.06)%	(15.79)%

Templeton Global Bond VIP Fund (Class 2)
2024	151	$ 1,168	$ 7.21	$ 8.61	1.00%	1.65%	0.00%	(12.85)%	(12.29)%
2023	61	$ 575	$ 8.22	$ 9.88	1.00%	1.65%	0.00%	1.13%	1.86%
2022	19	$ 189	$ 8.13	$ 9.77	1.25%	1.65%	0.00%	(6.51)%	3.96%
2021	23	$ 252	$10.45	$10.91	1.30%	1.65%	0.00%	(5.52)%	(5.21)%

*	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.
**	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. This ratio is not annualized but calculated from the effective date through the end of the reporting period.
***	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. The total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2024 through April 10, 2025, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

.

FSA-146